UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5867
Oppenheimer Multi-State Municipal Trust
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices)      (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 1/31/2012

Item 1. Reports to Stockholders.
January 31, 2012 MANAGEMENT COMMENTARY An Interview with Your Fund’s Portfolio Managers SEMIANNUAL REPORT Listing of Top Holdings Financial Statements “We hope that the recent strength of the municipal bond market has renewed investors’ confidence in the market’s powerful ability to help investors earn tax-advantaged income.” Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories
Hospital/Healthcare	19.3%
Tobacco-Master Settlement Agreement	12.5
Sales Tax Revenue	8.0
Marine/Aviation Facilities	7.1
Education	6.7
General Obligation	6.4
Adult Living Facilities	6.0
Airlines	5.5
Highways/Commuter Facilities	5.1
Higher Education	3.6
Portfolio holdings are subject to change. Percentages are as of January 31, 2012, and are based on total assets.

Credit Rating Breakdown	NRSRO Only Total

AA	19.8%
A	20.4
BBB	28.6
BB and lower	19.1
Unrated	12.1

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of January 31, 2012, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
11 |  OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer New Jersey Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 3/1/94. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 3/1/94. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 11/29/10. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
12 |  OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
13 |  OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	August 1, 2011	January 31, 2012	January 31, 2012

Class A	$1,000.00	$1,091.30	$5.32
Class B	1,000.00	1,086.30	9.96
Class C	1,000.00	1,087.10	9.38
Class Y	1,000.00	1,091.80	4.68

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.06	5.14
Class B	1,000.00	1,015.63	9.62
Class C	1,000.00	1,016.19	9.06
Class Y	1,000.00	1,020.66	4.53
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2012 are as follows:

Class	Expense Ratios
Class A	1.01%
Class B	1.89
Class C	1.78
Class Y	0.89
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 |  OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS January 31, 2012 / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—110.4%
New Jersey —82.2%
$370,000	Atlantic County, NJ Utilities Authority Solid Waste[1]	7.125%	03/01/2016	$370,041
3,480,000	Bayonne, NJ Parking Authority (City Parking)[1]	5.000	06/15/2027	3,210,752
6,065,000	Bayonne, NJ Redevel. Agency[1]	7.625	04/01/2038	7,041,222
10,000	Bergen County, NJ HDC	6.750	10/01/2018	10,031
45,000	Berkeley, NJ HFC (Bayville Hsg.)[1]	5.750	08/01/2014	45,154
3,000,000	Burlington County, NJ Bridge Commission Economic Devel. (The Evergreens)[1]	5.625	01/01/2038	2,841,540
140,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000	02/15/2035	133,909
10,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.750	02/15/2034	10,147
60,000	Casino Reinvestment Devel. Authority of NJ1	5.250	06/01/2017	64,177
250,000	Essex County, NJ Improvement Authority (Newark)[1]	6.250	11/01/2030	283,560
20,000	Essex County, NJ Improvement Authority (Sportsplex)	5.625	10/01/2023	20,041
105,000	Essex County, NJ Improvement Authority (Sportsplex)	5.625	10/01/2027	105,186
5,000	Highlands, NJ Board of Education COP	6.375	02/15/2017	5,015
1,500,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.000	06/01/2035	1,649,535
1,250,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.000	06/01/2038	1,366,363
2,655,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.500	06/01/2041	3,019,027
5,000	Jackson, NJ Township Municipal Utilities Authority	5.500	12/01/2015	5,016
95,000	Lodie, NJ Board of Education COP[1]	5.700	09/15/2021	95,219
485,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)[1]	5.000	01/01/2015	296,010
500,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)[1]	5.000	01/01/2020	302,720
2,535,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)[1]	5.000	01/01/2032	1,550,457
1,100,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)[1]	5.125	01/01/2037	673,948
20,000	Middlesex County, NJ Improvement Authority (South Plainfield Urban Renewal)[1]	5.500	09/01/2030	20,023
35,000	Neptune City, NJ Hsg. Authority[1]	6.000	04/01/2019	35,052
50,000	Newark, NJ Hsg. Authority (Lock Street Urban Renewal Partnership)[1]	6.400	01/20/2034	50,077
2,855,000	Newark, NJ Hsg. Authority (South Ward Police Facility)[1]	6.750	12/01/2038	3,519,872
2,045,000	NJ EDA (American Airlines)[2]	7.100	11/01/2031	537,651
50,000	NJ EDA (Bristol Glen)[1]	5.750	07/01/2029	47,955
860,000	NJ EDA (Cadbury at Cherry Hill)	5.500	07/01/2018	815,839
15 |  OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New Jersey Continued
$25,000	NJ EDA (Cadbury at Cherry Hill)	5.500%		07/01/2028	$20,713
300,000	NJ EDA (Chilton Memorial Hospital)[1]	5.500		07/01/2029	319,020
25,000	NJ EDA (Consumers New Jersey Water Company)	5.100		09/01/2032	25,078
2,500,000	NJ EDA (Continental Airlines)[1]	6.250		09/15/2019	2,499,825
2,395,000	NJ EDA (Continental Airlines)[1]	6.250		09/15/2029	2,394,784
3,000,000	NJ EDA (Continental Airlines)[1]	6.400		09/15/2023	2,999,820
11,430,000	NJ EDA (Continental Airlines)[1]	7.000		11/15/2030	11,430,800
9,475,000	NJ EDA (Continental Airlines)[1]	9.000		06/01/2033	9,719,171
3,100,000	NJ EDA (Cranes Mill)[1]	5.100		06/01/2027	3,131,558
175,000	NJ EDA (Dept. of Human Services)[1]	6.250		07/01/2024	177,121
135,000	NJ EDA (Devereux Foundation)[1]	5.450		05/01/2027	135,161
2,999,948	NJ EDA (Empowerment Zone-Cumberland)[2]	7.750		03/01/2021	1,231,239
2,000,000	NJ EDA (Engel Burman at Woodcliff Lake)	8.000		05/01/2044	2,047,800
2,000,000	NJ EDA (Engel Burman at Woodcliff Lake)[3]	8.000		05/01/2044	2,047,800
2,000,000	NJ EDA (Engel Burman at Woodcliff Lake)[3]	8.000		05/01/2044	2,047,800
6,000,000	NJ EDA (GMT Realty)[1]	6.875		01/01/2037	5,775,120
17,975,000	NJ EDA (Hamilton Care)[1]	6.650		11/01/2037	17,224,364
3,050,000	NJ EDA (Harrogate)[1]	5.875		12/01/2026	3,014,651
10,000	NJ EDA (Hillcrest Health Service)	7.250	[4]	01/01/2018	7,710
4,135,000	NJ EDA (Kapkowski Road Landfill)[1]	6.500		04/01/2031	4,407,248
2,060,000	NJ EDA (Keswick Pines)	5.700		01/01/2018	2,013,485
4,880,000	NJ EDA (Keswick Pines)[1]	5.750		01/01/2024	4,437,970
30,000	NJ EDA (Kullman Associates)[1]	6.125		06/01/2018	26,787
110,000	NJ EDA (Kullman Associates)[1]	6.750		07/01/2019	98,610
160,000	NJ EDA (Leisure Park)	5.875		12/01/2027	149,394
90,000	NJ EDA (Liberty State Park Lease Rental)[1]	5.750		03/15/2022	90,321
50,000	NJ EDA (Liberty State Park)[1]	5.700		03/15/2016	50,198
810,000	NJ EDA (Lions Gate)	5.750		01/01/2025	784,866
1,345,000	NJ EDA (Lions Gate)	5.875		01/01/2037	1,241,852
30,000	NJ EDA (Manchester Manor)[1]	6.700		08/01/2022	30,088
1,000,000	NJ EDA (Marcus L. Ward Home)[1]	5.750		11/01/2024	1,033,750
1,200,000	NJ EDA (Marcus L. Ward Home)[1]	5.800		11/01/2031	1,228,572
2,305,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	5.500		06/01/2031	2,353,682
1,000,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	6.000		06/01/2025	1,021,830
90,000	NJ EDA (Metromall Urban Renewal)[1]	6.500		04/01/2031	90,054
40,000	NJ EDA (Middlesex Water Company)[1]	5.200		10/01/2022	40,071
1,535,000	NJ EDA (Middlesex Water Company)[1]	5.250		02/01/2029	1,535,614
4,400,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.000		07/01/2029	4,592,588
330,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250		07/01/2031	354,242
2,500,000	NJ EDA (MSU Student Hsg.)[1]	5.750		06/01/2031	2,715,000
16 |  OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

New Jersey Continued
$5,000	NJ EDA (New Jersey American Water Company)[1]	5.250%		11/01/2032	$5,103
4,855,000	NJ EDA (New Jersey American Water Company)[1]	5.375		05/01/2032	4,869,711
5,320,000	NJ EDA (New Jersey American Water Company)[1]	5.600		11/01/2034	5,954,410
4,000,000	NJ EDA (New Jersey American Water Company)[1]	5.700		10/01/2039	4,408,040
125,000	NJ EDA (New Jersey Natural Gas Company)[1]	5.000		12/01/2038	125,873
30,000	NJ EDA (New Jersey Transit Corp.)[1]	5.750		12/15/2017	30,083
35,000	NJ EDA (New Jersey Transit Corp.)[1]	5.750		12/15/2017	35,096
400,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125		06/15/2027	409,872
700,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125		06/15/2037	705,348
3,995,000	NJ EDA (Nui Corp.)[1]	5.250		11/01/2033	3,997,037
260,000	NJ EDA (Nui Corp.)[1]	5.250		11/01/2033	260,133
5,520,000	NJ EDA (Pingry School)[1]	5.000		11/01/2038	5,337,730
905,000	NJ EDA (Reformed Church Ministries to the Aging The Particulare Synod Mid-Atlantics)[1]	5.375		12/01/2018	905,199
7,580,000	NJ EDA (School Facilities Construction)[5]	5.125		03/01/2028	8,163,963
17,430,000	NJ EDA (School Facilities Construction)[1]	5.125		03/01/2030	18,520,595
2,500,000	NJ EDA (School Facilities Construction)[1]	5.250		09/01/2023	3,002,625
8,000,000	NJ EDA (School Facilities Construction)[1]	5.750		09/01/2023	9,891,840
1,000,000	NJ EDA (School Facilities)[1]	5.250		09/01/2026	1,169,740
50,000	NJ EDA (St. Barnabas Medical Center)	6.750	[4]	07/01/2018	37,343
65,000	NJ EDA (St. Barnabas Medical Center)	6.833	[4]	07/01/2021	40,217
25,000	NJ EDA (St. Barnabas Medical Center)	7.153	[4]	07/01/2020	16,433
10,000	NJ EDA (The Presbyterian Home at Montgomery)	6.250		11/01/2020	9,876
115,000	NJ EDA (The Presbyterian Home at Montgomery)	6.375		11/01/2031	106,282
20,000	NJ EDA (United Methodist Homes of New Jersey)[1]	5.125		07/01/2018	19,886
480,000	NJ EDA (University of Medicine and Dentistry of New Jersey)[1]	5.500		12/01/2023	492,139
615,000	NJ EDA (University of Medicine and Dentistry of New Jersey)[1]	5.500		12/01/2027	632,380
45,000	NJ EDA (University of Medicine and Dentistry of New Jersey)[1]	6.000		06/01/2021	45,097
2,500,000	NJ EDA Retirement Community (Seabrook Village)[1]	5.250		11/15/2026	2,350,300
3,500,000	NJ EDA Retirement Community (Seabrook Village)[1]	5.250		11/15/2036	3,089,450
660,000	NJ Educational Facilities Authority (Fairleigh Dickinson University), Series D1	5.250		07/01/2032	664,085
17,230,000	NJ Educational Facilities Authority (Fairleigh Dickinson University), Series D1	6.000		07/01/2025	17,713,646
40,000	NJ Educational Facilities Authority (Kean University)	5.000		07/01/2018	40,103
5,000	NJ Educational Facilities Authority (Stevens Institute of Technology)[1]	5.000		07/01/2018	5,647
17 |  OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New Jersey Continued
$4,055,000	NJ Health Care Facilities Financing Authority (AHS Hospital Corp.)[1]	5.500%		07/01/2031	$4,667,346
170,000	NJ Health Care Facilities Financing Authority (Atlanticare Regional Medical Center)[1]	5.750		07/01/2025	172,077
1,935,000	NJ Health Care Facilities Financing Authority (Atlanticare Regional Medical Center)[1]	6.250		07/01/2017	2,031,266
2,000,000	NJ Health Care Facilities Financing Authority (Barnabas Health)[1]	5.625		07/01/2032	2,146,460
1,855,000	NJ Health Care Facilities Financing Authority (Bayonne Hospital)[1]	6.250		07/01/2012	1,856,762
17,085,000	NJ Health Care Facilities Financing Authority (Catholic Health East)[1]	5.000		11/15/2033	18,137,778
7,000,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300		07/01/2023	6,489,000
1,750,000	NJ Health Care Facilities Financing Authority (Hackensack University Medical Center)[1]	5.000		01/01/2034	1,805,913
750,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)	5.300		11/01/2026	648,563
1,000,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)	5.375		11/01/2036	792,550
1,010,000	NJ Health Care Facilities Financing Authority (Holy Name Hospital)[1]	5.000		07/01/2036	974,751
1,250,000	NJ Health Care Facilities Financing Authority (KMH-UMC/KSC Obligated Group)[1]	5.625		07/01/2031	1,252,363
50,000	NJ Health Care Facilities Financing Authority (Palisades Medical Center)[1]	5.200		07/01/2019	49,220
1,388,838	NJ Health Care Facilities Financing Authority (Pascack Valley Hospital Assoc.)[2]	5.125		07/01/2018	14
5,589,317	NJ Health Care Facilities Financing Authority (Pascack Valley Hospital Assoc.)[2]	5.125		07/01/2028	56
129,334	NJ Health Care Facilities Financing Authority (Pascack Valley Hospital Assoc.)[2]	6.625		07/01/2036	1
600,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)	7.250		07/01/2014	596,292
9,830,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)[1]	7.250		07/01/2027	8,294,456
10,000	NJ Health Care Facilities Financing Authority (Somerset Medical Center)[1]	5.500		07/01/2023	9,378
70,000	NJ Health Care Facilities Financing Authority (Somerset Medical Center)[1]	5.500		07/01/2033	58,636
15,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp.)	6.621	[4]	07/01/2017	11,830
37,955,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp./St. Barnabas Medical Center Obligated Group)	6.250	[4]	07/01/2030	12,348,280
18 |  OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

New Jersey Continued
$20,000	NJ Health Care Facilities Financing Authority (St. Barnabas)[1]	5.000%		07/01/2024	$20,015
17,000,000	NJ Health Care Facilities Financing Authority (St. Joseph’s Hospital & Medical Center)[1]	6.625		07/01/2038	17,521,390
2,500,000	NJ Health Care Facilities Financing Authority (St. Peters University Hospital)[1]	6.250		07/01/2035	2,780,950
35,000	NJ Health Care Facilities Financing Authority (THGS/THGSF Obligated Group)	5.100		07/01/2021	32,571
50,000	NJ Health Care Facilities Financing Authority (THGS/THGSF Obligated Group)	5.200		07/01/2031	42,070
2,000,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital)[1]	5.250		07/01/2030	2,006,440
7,900,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250		07/01/2023	8,200,911
5,380,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250		07/01/2030	5,397,324
75,000	NJ Health Care Facilities Financing Authority (Virtua West Jersey Health System/Virtua Health Obligated Group)[1]	5.375		07/01/2029	77,618
30,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	5.250		06/01/2018	30,062
330,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.000		06/01/2015	331,099
30,000,000	NJ Higher Education Student Assistance Authority (Student Loans)[5]	6.125		06/01/2030	32,753,400
475,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.150		06/01/2019	476,330
570,000	NJ Hsg. & Mtg. Finance Agency (Multifamily)[1]	5.000		11/01/2036	578,738
140,000	NJ Hsg. & Mtg. Finance Agency (Multifamily)[1]	5.150		11/01/2030	140,071
45,000	NJ Hsg. & Mtg. Finance Agency (Multifamily)[1]	5.400		11/01/2017	45,063
35,000	NJ Hsg. & Mtg. Finance Agency (Multifamily)[1]	5.750		11/01/2025	35,051
10,000,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[5]	4.550		10/01/2022	10,303,400
4,890,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[5]	4.625		10/01/2027	4,959,291
4,500,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[5]	5.000		10/01/2037	4,595,130
2,845,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[5]	5.375		04/01/2030	2,976,300
190,000	NJ Hsg. & Mtg. Finance Agency, Series A1	5.550		05/01/2027	190,068
100,000	NJ South Jersey Port Corp.[1]	5.250		01/01/2030	102,068
35,000	NJ Sports & Expositions Authority[1]	5.000		09/01/2015	35,116
100,000	NJ Sports & Expositions Authority[1]	5.125		09/01/2014	100,340
16,540,000	NJ Tobacco Settlement Financing Corp.[1]	4.500		06/01/2023	15,536,518
43,100,000	NJ Tobacco Settlement Financing Corp.[1]	4.625		06/01/2026	37,735,343
3,085,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2029	2,660,998
200,950,000	NJ Tobacco Settlement Financing Corp.	5.812	[4]	06/01/2041	10,310,745
5,000,000	NJ Transportation Trust Fund Authority[1]	5.250		06/15/2036	5,636,300
19 |  OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New Jersey Continued
$5,000,000	NJ Transportation Trust Fund Authority[1]	5.500%	06/15/2041	$5,747,700
13,450,000	NJ Transportation Trust Fund Authority[1]	6.000	06/15/2035	16,326,283
10,000	Passaic Valley, NJ Sewage Commissioners[1]	5.500	12/01/2014	10,030
9,235,000	Port Authority NY/NJ, 127th Series[1]	5.250	12/15/2032	9,391,533
10,500,000	Port Authority NY/NJ, 143rd Series[5]	5.000	10/01/2030	11,199,615
245,000	Salem County, NJ IPCFA (Atlantic City Electric Company)[1]	5.600	11/01/2025	245,412
60,000	Salem County, NJ IPCFA (Atlantic City Electric Company)	5.600	11/01/2025	60,101
45,000	Salem County, NJ IPCFA (Public Service Electric & Gas)[1]	5.200	03/01/2025	45,062
180,000	Salem County, NJ IPCFA (Public Service Electric & Gas)[1]	5.450	02/01/2032	180,149
1,515,000	Salem County, NJ IPCFA (Public Service Electric & Gas)[1]	5.750	04/01/2031	1,533,301
20,000	Trenton, NJ Parking Authority[1]	5.250	04/01/2014	20,060

				488,439,536

New York—3.9%
2,125,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	2,125,191
6,845,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	6,844,932
2,050,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.000	12/01/2036	2,225,255
3,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.000	12/01/2042	3,245,250
5,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	5,328,200
3,605,000	Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2019	3,406,941

				23,175,769

Pennsylvania—0.2%
1,530,000	Delaware River Port Authority PA/NJ1	5.625	01/01/2026	1,533,351

U.S. Possessions—24.1%
2,645,000	Guam GO1	5.125	11/15/2027	2,519,548
400,000	Guam GO1	6.750	11/15/2029	426,852
600,000	Guam GO1	7.000	11/15/2039	637,014
1,300,000	Guam Government Business Privilege[1]	5.250	01/01/2036	1,451,645
10,000	Guam Hsg. Corp. (Single Family Mtg.)	5.750	09/01/2031	11,709
50,000	Guam Power Authority, Series A1	5.125	10/01/2029	47,542
600,000	Guam Power Authority, Series A1	5.500	10/01/2030	605,964
335,000	Northern Mariana Islands Commonwealth, Series A	5.000	06/01/2017	312,997
4,440,000	Northern Mariana Islands Commonwealth, Series A1	5.000	06/01/2030	3,577,397
200,000	Northern Mariana Islands Commonwealth, Series A1	6.750	10/01/2033	191,800
1,140,000	Northern Mariana Islands Ports Authority, Series A1	5.500	03/15/2031	968,601
2,780,000	Northern Mariana Islands Ports Authority, Series A	6.250	03/15/2028	2,005,575
10,000,000	Puerto Rico Aqueduct & Sewer Authority[5]	5.125	07/01/2047	10,535,300
2,500,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125	07/01/2024	2,902,300
5,210,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	5,133,517
20 |  OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$3,000,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625%		05/15/2043	$2,969,190
26,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.031	[4]	05/15/2055	914,160
50,000	Puerto Rico Commonwealth GO1	5.000		07/01/2026	50,037
950,000	Puerto Rico Commonwealth GO1	5.250		07/01/2032	981,094
8,350,000	Puerto Rico Commonwealth GO1	5.750		07/01/2036	9,160,451
3,205,000	Puerto Rico Commonwealth GO1	5.750		07/01/2041	3,518,673
5,000,000	Puerto Rico Commonwealth GO1	6.000		07/01/2029	5,385,250
1,300,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	1,480,362
4,500,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250		07/01/2026	4,984,920
3,000,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2038	3,269,640
575,000	Puerto Rico Infrastructure[1]	5.000		07/01/2027	591,250
4,750,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	4,801,015
6,610,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	6,672,729
7,000,000	Puerto Rico Infrastructure[1]	5.000		07/01/2046	7,072,590
5,000,000	Puerto Rico Infrastructure	7.000	[4]	07/01/2032	1,508,000
2,000,000	Puerto Rico Infrastructure	7.000	[4]	07/01/2033	557,100
975,000	Puerto Rico Infrastructure	7.000	[4]	07/01/2035	233,220
3,000,000	Puerto Rico Infrastructure	7.050	[4]	07/01/2042	436,470
400,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	405,428
930,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	854,363
80,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2019	80,049
555,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2029	548,001
1,710,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	1,710,479
205,000	Puerto Rico ITEMECF (Dr. Pila Hospital)[1]	6.250		08/01/2032	205,273
1,000,000	Puerto Rico ITEMECF (Polytechnic University)[1]	5.000		08/01/2032	955,550
12,850,000	Puerto Rico Port Authority (American Airlines), Series A2	6.300		06/01/2023	3,414,245
305,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2033	313,513
1,000,000	Puerto Rico Public Buildings Authority[1]	5.625		07/01/2039	1,072,510
500,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	584,500
200,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2025	220,506
1,530,000	Puerto Rico Public Buildings Authority, Series D1	5.250		07/01/2036	1,534,667
5,000,000	Puerto Rico Public Finance Corp., Series B1	5.500		08/01/2031	5,413,200
11,500,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.250		08/01/2057	12,191,150
3,500,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	4,130,442
14,000,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.750		08/01/2057	15,727,320
150,000	University of V.I., Series A1	5.250		12/01/2023	169,407
30,000	V.I. HFA, Series A	6.500		03/01/2025	30,026
5,000,000	V.I. Public Finance Authority (Hovensa Coker)[1]	6.500		07/01/2021	5,002,850
500,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.250		10/01/2029	534,595
21 |  OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$1,385,000	V.I. Public Finance Authority, Series A1	6.375%		10/01/2019	$1,388,712
1,100,000	V.I. Tobacco Settlement Financing Corp.	6.500	[4]	05/15/2035	130,823
2,050,000	V.I. Tobacco Settlement Financing Corp.	6.875	[4]	05/15/2035	228,063
3,100,000	V.I. Tobacco Settlement Financing Corp.	7.625	[4]	05/15/2035	276,334

					143,035,918

Total Municipal Bonds and Notes (Cost $670,475,018)					656,184,574

Shares

Common Stocks—0.0%
221,916 Converted Organics, Inc.[6,7] (Cost $1,205,000)	399
Preferred Stocks—0.0%
3,795 Converted Organics, Inc., Series A6,7 (Cost $3,795,000)	595

Total Investments, at Value (Cost $675,475,018)—110.4%	656,185,568
Liabilities in Excess of Other Assets—(10.4)	(61,765,744)

Net Assets—100.0%	$594,419,824

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 5 of the accompanying Notes.

2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

3.	When-issued security or delayed delivery to be delivered and settled after January 31, 2012. See Note 1 of the accompanying Notes.

4.	Zero coupon bond reflects effective yield on the date of purchase.

5.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 1 of the accompanying Notes.

6.	Received as a result of a corporate action.

7.	Non-income producing security.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
22 |  OPPENHEIMER NEW JERSEY MUNICIPAL FUND

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2012 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New Jersey	$—	$488,439,465	$71	$488,439,536
New York	—	23,175,769	—	23,175,769
Pennsylvania	—	1,533,351	—	1,533,351
U.S. Possessions	—	143,035,918	—	143,035,918
Common Stocks	399	—	—	399
Preferred Stocks	—	—	595	595

Total Assets	$399	$656,184,503	$666	$656,185,568

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

AHS	Adventist Health System
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax Exempt
Receipts
EDA	Economic Devel. Authority
GO	General Obligation
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
IPCFA	Industrial Pollution Control
Financing Authority
ITEMECF	Industrial, Tourist, Educational,
Medical and Environmental
Community Facilities
JFK	John Fitzgerald Kennedy
KMH	Kennedy Memorial Hospital
KSC	Kennedy Surgical Center
MSU	Montclair State University
NY/NJ	New York/New Jersey
PA/NJ	Pennsylvania/New Jersey
ROLs	Residual Option Longs
TASC	Tobacco Settlement Asset-
Backed Bonds
THGS	The House of the Good
Shepard
THGSF	The House of the Good
Shepard Foundation
UMC	University Medical Center
V.I.	United States Virgin Islands
See accompanying Notes to Financial Statements.
23 |  OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

January 31, 2012

Assets
Investments, at value (cost $675,475,018)—see accompanying statement of investments	$656,185,568
Cash	878,103
Receivables and other assets:
Interest	6,949,051
Shares of beneficial interest sold	1,502,183
Investments sold	15,000
Other	56,460

Total assets	665,586,365

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	59,925,000
Payable on borrowings (See Note 5)	5,500,000
Investments purchased (including $4,000,000 purchased on a when-issued or delayed delivery basis)	4,045,522
Dividends	718,932
Shares of beneficial interest redeemed	711,536
Trustees’ compensation	83,483
Distribution and service plan fees	69,023
Shareholder communications	27,679
Transfer and shareholder servicing agent fees	21,679
Interest expense on borrowings	647
Other	63,040

Total liabilities	71,166,541

Net Assets	$594,419,824

Composition of Net Assets
Paid-in capital	$721,815,188
Accumulated net investment income	8,254,462
Accumulated net realized loss on investments	(116,360,376)
Net unrealized depreciation on investments	(19,289,450)

Net Assets	$594,419,824

24 |  OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $388,761,473 and 37,689,773 shares of beneficial interest outstanding)	$10.31
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$10.82
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $20,953,566 and 2,027,629 shares of beneficial interest outstanding)	$10.33
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $169,594,526 and 16,426,207 shares of beneficial interest outstanding)	$10.32
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $15,110,259 and 1,464,083 shares of beneficial interest outstanding)	$10.32
See accompanying Notes to Financial Statements.
25 |  OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended January 31, 2012

Investment Income
Interest	$18,566,781
Other income	478

Total investment income	18,567,259

Expenses
Management fees	1,520,096
Distribution and service plan fees:
Class A	268,492
Class B	96,626
Class C	731,455
Transfer and shareholder servicing agent fees:
Class A	84,540
Class B	14,846
Class C	45,025
Class Y	4,819
Shareholder communications:
Class A	14,272
Class B	3,956
Class C	7,256
Class Y	216
Interest expense and fees on short-term floating rate notes issued (See Note 1)	451,947
Borrowing fees	247,596
Trustees’ compensation	5,412
Interest expense on borrowings	5,067
Custodian fees and expenses	4,056
Administration service fees	750
Other	43,089

Total expenses	3,549,516
Less waivers and reimbursements of expenses	(3,042)

Net expenses	3,546,474

Net Investment Income	15,020,785

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(5,394,655)
Net change in unrealized appreciation/depreciation on investments	39,426,969

Net Increase in Net Assets Resulting from Operations	$49,053,099

See accompanying Notes to Financial Statements.
26 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2012	July 29,
	(Unaudited)	2011[1]

Operations
Net investment income	$15,020,785	$36,550,570
Net realized loss	(5,394,655)	(62,190,049)
Net change in unrealized appreciation/depreciation	39,426,969	34,075,111

Net increase in net assets resulting from operations	49,053,099	8,435,632
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(11,611,752)	(23,959,606)
Class B	(580,362)	(1,588,169)
Class C	(4,501,771)	(9,309,522)
Class Y	(375,675)	(192,121)

	(17,069,560)	(35,049,418)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	8,228,609	(38,131,096)
Class B	(3,518,758)	(10,487,694)
Class C	1,215,515	(16,651,537)
Class Y	5,158,344	8,735,930

	11,083,710	(56,534,397)

Net Assets
Total increase (decrease)	43,067,249	(83,148,183)
Beginning of period	551,352,575	634,500,758

End of period (including accumulated net investment income of $8,254,462 and $10,303,237, respectively)	$594,419,824	$551,352,575

1.	July 29, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
27 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited
For the Six Months Ended January 31, 2012

Cash Flows from Operating Activities
Net increase in net assets from operations	$49,053,099
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(54,269,870)
Proceeds from disposition of investment securities	43,268,421
Short-term investment securities, net	25,314,226
Premium amortization	499,622
Discount accretion	(2,018,970)
Net realized loss on investments	5,394,655
Net change in unrealized appreciation/depreciation on investments	(39,426,969)
Change in assets:
Decrease in interest receivable	93,340
Decrease in other assets	74,880
Increase in receivable for securities sold	(15,000)
Change in liabilities:
Decrease in other liabilities	(21,340)
Decrease in payable for securities purchased	(1,962,789)

Net cash provided by operating activities	25,983,305

Cash Flows from Financing Activities
Proceeds from bank borrowings	70,300,000
Payments on bank borrowings	(72,000,000)
Payments on short-term floating rate notes issued	(17,370,000)
Proceeds from shares sold	54,409,117
Payments on shares redeemed	(56,862,977)
Cash distributions paid	(4,139,352)

Net cash used in financing activities	(25,663,212)
Net increase in cash	320,093
Cash, beginning balance	558,010

Cash, ending balance	$878,103

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $12,714,737.
Cash paid for interest on bank borrowings—$5,265.
Cash paid for interest on short-term floating rate notes issued—$451,947.
See accompanying Notes to Financial Statements.
28 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months	Year	Year
	Ended	Ended	Ended
	January 31, 2012	July 29,	July 30,	Year Ended July 31,
Class A	(Unaudited)	2011[1]	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$9.75	$10.14	$8.63	$10.00	$11.98	$11.90

Income (loss) from investment operations:
Net investment income[2]	.28	.64	.64	.61	.57	.52
Net realized and unrealized gain (loss)	.59	(.41)	1.45	(1.42)	(2.01)	.09

Total from investment operations	.87	.23	2.09	(.81)	(1.44)	.61

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.31)	(.62)	(.58)	(.56)	(.54)	(.53)

Net asset value, end of period	$10.31	$9.75	$10.14	$8.63	$10.00	$11.98

Total Return, at Net Asset Value[3]	9.13%	2.46%	24.58%	(7.63)%	(12.20)%	5.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$388,761	$359,697	$415,729	$361,113	$467,974	$591,238

Average net assets (in thousands)	$365,285	$377,127	$409,744	$352,897	$526,573	$486,782

Ratios to average net assets:[4]
Net investment income	5.59%	6.62%	6.54%	7.40%	5.20%	4.32%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.76%	0.77%	0.75%	0.76%	0.73%	0.72%
Interest and fees from borrowings	0.09%	0.10%	0.25%	0.91%	0.11%	0.10%
Interest and fees on short-term floating rate notes issued[5]	0.16%	0.19%	0.24%	0.51%	0.70%	0.62%

Total expenses	1.01%	1.06%	1.24%	2.18%	1.54%	1.44%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.01%	1.05%	1.23%	2.18%	1.54%	1.44%

Portfolio turnover rate	8%	15%	17%	14%	31%	18%

1.	July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
29 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months	Year	Year
	Ended	Ended	Ended
	January 31, 2012	July 29,	July 30,	Year Ended July 31,
Class B	(Unaudited)	2011[1]	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$9.77	$10.15	$8.65	$10.02	$11.99	$11.91

Income (loss) from investment operations:
Net investment income[2]	.24	.56	.56	.54	.48	.43
Net realized and unrealized gain (loss)	.59	(.40)	1.44	(1.43)	(1.99)	.08

Total from investment operations	.83	.16	2.00	(.89)	(1.51)	.51

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.27)	(.54)	(.50)	(.48)	(.46)	(.43)

Net asset value, end of period	$10.33	$9.77	$10.15	$8.65	$10.02	$11.99

Total Return, at Net Asset Value[3]	8.63%	1.71%	23.39%	(8.39)%	(12.81)%	4.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,954	$23,305	$35,276	$37,076	$52,981	$73,579

Average net assets (in thousands)	$21,294	$28,889	$37,923	$39,035	$61,772	$75,560

Ratios to average net assets:[4]
Net investment income	4.72%	5.78%	5.71%	6.56%	4.39%	3.55%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.64%	1.61%	1.59%	1.61%	1.53%	1.51%
Interest and fees from borrowings	0.09%	0.10%	0.25%	0.91%	0.11%	0.10%
Interest and fees on short-term floating rate notes issued[5]	0.16%	0.19%	0.24%	0.51%	0.70%	0.62%

Total expenses	1.89%	1.90%	2.08%	3.03%	2.34%	2.23%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.89%	1.89%	2.07%	3.03%	2.34%	2.23%

Portfolio turnover rate	8%	15%	17%	14%	31%	18%

1.	July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
30 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

	Six Months	Year	Year
	Ended	Ended	Ended
	January 31, 2012	July 29,	July 30,	Year Ended July 31,
Class C	(Unaudited)	2011[1]	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$9.76	$10.14	$8.64	$10.01	$11.99	$11.91

Income (loss) from investment operations:
Net investment income[2]	.24	.57	.57	.55	.48	.43
Net realized and unrealized gain (loss)	.59	(.41)	1.43	(1.43)	(2.00)	.09

Total from investment operations	.83	.16	2.00	(.88)	(1.52)	.52

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.27)	(.54)	(.50)	(.49)	(.46)	(.44)

Net asset value, end of period	$10.32	$9.76	$10.14	$8.64	$10.01	$11.99

Total Return, at Net Asset Value[3]	8.71%	1.79%	23.50%	(8.35)%	(12.87)%	4.33%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$169,595	$159,119	$183,496	$153,583	$182,780	$230,415

Average net assets (in thousands)	$161,355	$166,762	$177,507	$144,708	$202,047	$188,557

Ratios to average net assets:[4]
Net investment income	4.82%	5.85%	5.77%	6.63%	4.43%	3.55%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.53%	1.54%	1.51%	1.55%	1.50%	1.48%
Interest and fees from borrowings	0.09%	0.10%	0.25%	0.91%	0.11%	0.10%
Interest and fees on short-term floating rate notes issued[5]	0.16%	0.19%	0.24%	0.51%	0.70%	0.62%

Total expenses	1.78%	1.83%	2.00%	2.97%	2.31%	2.20%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.78%	1.82%	1.99%	2.97%	2.31%	2.20%

Portfolio turnover rate	8%	15%	17%	14%	31%	18%

1.	July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
31 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months	Period
	Ended	Ended
	January 31, 2012	July 29,
Class Y	(Unaudited)	2011[1]

Per Share Operating Data
Net asset value, beginning of period	$9.76	$9.86

Income (loss) from investment operations:
Net investment income[2]	.28	.41
Net realized and unrealized gain (loss)	.60	(.10)

Total from investment operations	.88	.31

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.32)	(.41)

Net asset value, end of period	$10.32	$9.76

Total Return, at Net Asset Value[3]	9.18%	3.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,110	$9,232

Average net assets (in thousands)	$11,598	$4,339

Ratios to average net assets:[4]
Net investment income	5.65%	6.48%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.64%	0.62%
Interest and fees from borrowings	0.09%	0.10%
Interest and fees on short-term floating rate notes issued[5]	0.16%	0.19%

Total expenses	0.89%	0.91%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.89%	0.90%

Portfolio turnover rate	8%	15%

1.	For the period from November 29, 2010 (inception of offering) to July 29, 2011, which represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
32 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer New Jersey Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of current interest income exempt from federal and New Jersey income taxes for individual investors as is consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Previous Annual Periods. The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
33 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
34 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of January 31, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$4,000,000
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. These securities entail leverage, and their interest rate varies inversely at a multiple of the change in short-term interest rates. As short term interest rates rise, inverse floating rate securities produce less current income. The value of such securities is also more volatile than comparable fixed rate securities.
     An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund purchases and subsequently transfers a fixed rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon
35 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
(the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.
     Because holders of the short term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying bond paid to the Fund is inversely related the rate of interest on the short term floating rate securities.
     Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short term floating rate securities. Through the exercise of either of these rights, the Fund can terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.
     The Fund’s investments in inverse floating rate securities involve certain risks. The value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate
36 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

municipal bond having a similar credit quality and maturity, and should be expected to be more volatile than a direct investment in the related underlying municipal bond because of the effect of leverage provided by the related short term floating rate securities. An inverse floating rate security can be expected to underperform fixed rate municipal bonds when the difference between long term and short term interest rates is decreasing (or is already small) or when long term interest rates are rising, but can be expected to outperform fixed rate municipal bonds when the difference between long term and short term interest rates is increasing (or is already large) or when long term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security generally receiving the proceeds of such sale only after the holders of the short term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.
     Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement may effectively make the Fund liable for the amount of the difference between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2012, the Fund’s maximum exposure under such agreements is estimated at $25,935,000.
37 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     When the Fund creates an inverse floating rate security in a tender option bond transaction by purchasing and subsequently transferring an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short term floating rate securities is recorded as interest expense. At January 31, 2012, municipal bond holdings with a value of $113,404,869 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $59,925,000 in short-term floating rate securities issued and outstanding at that date.
At January 31, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$1,895,000	NJ EDA ROLs[3]	15.424%	3/1/28	$2,478,963
15,000,000	NJ Higher Education Assistance Authority (Student Loans) ROLs	9.975	6/1/30	17,753,400
2,445,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS	7.179	10/1/27	2,514,291
1,425,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS	8.468	4/1/30	1,556,300
2,250,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS	7.830	10/1/37	2,345,130
2,500,000	NJ Hsg. & Mtg. Finance Agency ROLs[3]	15.703	10/1/22	2,803,400
2,625,000	Port Authority NY/NJ, 3205th Series	14.921	10/1/30	3,324,615
5,000,000	Puerto Rico Aqueduct & Sewer Authority ROLs	7.982	7/1/47	5,535,300
5,750,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	8.350	8/1/57	6,441,150
7,000,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	9.043	8/1/57	8,727,320

				$53,479,869

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2.	Represents the current interest rate for the inverse floating rate security.

3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement
The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.
38 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

     The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short term floating rate securities that are related to the inverse floating rate securities from time to time held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $59,925,000 or 9% of its total assets as of January 31, 2012.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of January 31, 2012 is as follows:

Cost	$16,664,034
Market Value	$5,183,206
Market Value as a % of Net Assets	0.87%
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended July 29, 2011, the Fund utilized $254,743 of capital loss carryforward to offset capital gains realized in that fiscal year. Details of the capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

Expiring

2016	$1,484,285
2017	18,113,753
2018	22,257,929
No expiration	66,851,963

$108,707,930

39 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Capital losses with no expiration will be carried forward to future years if not offset by gains in the remaining six months of the Fund’s fiscal year. When increased by capital loss carryforwards in existence at July 29, 2011, the Fund had estimated capital loss carryforwards of $41,855,967 expiring in 2018 and $66,851,963 which will not expire. During the six months ended January 31, 2012, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$615,829,675 [1]

Gross unrealized appreciation	$34,277,369
Gross unrealized depreciation	(54,343,552)

Net unrealized depreciation	$(20,066,183)

1.	The Federal tax cost of securities does not include cost of $60,422,076, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2012, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$1,163
Payments Made to Retired Trustees	6,405
Accumulated Liability as of January 31, 2012	42,863
40 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
41 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2012		Year Ended July 29, 2011[1]
	Shares	Amount	Shares	Amount

Class A
Sold	3,616,467	$36,037,276	6,948,031	$68,195,362
Dividends and/or distributions reinvested	879,628	8,771,804	1,642,315	15,893,783
Redeemed	(3,698,178)	(36,580,471)	(12,717,482)	(122,220,241)

Net increase (decrease)	797,917	$8,228,609	(4,127,136)	$(38,131,096)

Class B
Sold	225,140	$2,246,628	219,543	$2,178,913
Dividends and/or distributions reinvested	44,570	445,015	110,857	1,076,347
Redeemed	(628,050)	(6,210,401)	(1,419,495)	(13,742,954)

Net decrease	(358,340)	$(3,518,758)	(1,089,095)	$(10,487,694)

Class C
Sold	1,131,373	$11,280,975	2,021,109	$19,862,391
Dividends and/or distributions reinvested	319,756	3,191,520	588,768	5,703,806
Redeemed	(1,329,678)	(13,256,980)	(4,394,075)	(42,217,734)

Net increase (decrease)	121,451	$1,215,515	(1,784,198)	$(16,651,537)

Class Y
Sold	574,462	$5,721,476	998,966	$9,236,075
Dividends and/or distributions reinvested	30,694	306,398	19,074	182,317
Redeemed	(87,419)	(869,530)	(71,694)	(682,462)

Net increase	517,737	$5,158,344	946,346	$8,735,930

1.	For the year ended July 29, 2011, for Class A, Class B and Class C shares, and for the period from November 29, 2010 (inception of offering) to July 29, 2011, for Class Y shares.
42 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2012, were as follows:

	Purchases	Sales
| |
Investment securities	$54,269,870	$43,268,421
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2012, the Fund paid $147,685 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
43 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.15% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2011 were as follows:

Class B	$1,858,969
Class C	3,414,619
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
		Contingent	Contingent	Contingent
	Class A	Deferred Sales	Deferred Sales	Deferred Sales
	Front-End Sales	Charges	Charges	Charges
	Charges Retained	Retained by	Retained by	Retained by
Six Months Ended	by Distributor	Distributor	Distributor	Distributor

January 31, 2012	$69,289	$—	$13,691	$9,751
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the six months ended January 31, 2012, the Manager reimbursed the Fund $3,042 for legal costs and fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to October 1, 2011. Effective October 1, 2011, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
44 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
     The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2212% as of January 31, 2012). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2012 equal 0.07% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of January 31, 2012, the Fund had borrowings outstanding at an interest rate of 0.2212%. Details of the borrowings for the six months ended January 31, 2012 are as follows:

Average Daily Loan Balance	$4,800,543
Average Daily Interest Rate	0.210%
Fees Paid	$125,024
Interest Paid	$5,265
45 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Reverse Repurchase Agreements
The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.
     The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty”) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended January 31, 2012 are included in expenses on the Fund’s Statement of Operations and equal 0.02% of the Fund’s average net assets on an annualized basis.
     The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.
     The Fund executed no transactions under the Facility during the six months ended January 31, 2012.
46 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

7. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds — including the Fund — advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain putative class action lawsuits involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. On September 30, 2011, the court entered orders and final judgments approving the settlements as fair, reasonable and adequate. Those orders are not subject to further appeal. These settlements do not resolve other outstanding lawsuits relating to Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund, nor do the settlements affect certain other putative class action lawsuits pending in federal court against the Manager, the Distributor, the Fund and other Defendant Funds and their independent trustees.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust challenging a settlement reached in 2010 between the Manager, its subsidiary and the Distributor and the board of the New Mexico section 529 college savings plan. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses. On September 9, 2011, the court denied plaintiffs’ request for a hearing to determine the fairness of the settlement, finding that plaintiffs lacked standing to pursue derivative claims on behalf of the Trust. On October 27, 2011, the parties to these actions filed a joint motion to dismiss the lawsuits with prejudice, which the court granted on October 28, 2011.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of
47 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation Continued
the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
48 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

CREDIT ALLOCATION Unaudited
This table provides further information regarding the “Unrated” securities category shown in the “Credit Allocation-Credit Rating Breakdown” table located earlier in this report. The third column below titled “Unrated by a NRSRO; Internally Rated by the Manager” shows the credit allocation of Unrated securities as determined by the Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”). These internally rated securities are not rated by any nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s.
     The Manager determines the credit allocation of these securities using its own credit analysis to assign ratings using a rating scale or categories similar to that used by S&P. The Manager is not required to, and does not attempt to, employ the same credit analysis process, procedures or methodologies used by S&P or any other NRSRO in assigning a credit rating to an Unrated security. There can be no assurance, nor is it intended, that the Manager’s credit analysis process is consistent or comparable with the credit analysis process that would be used by S&P or any other NRSRO if it were to rate the same security. Securities rated investment-grade or above by the Manager may or may not be the equivalent to an investment grade or above rating assigned by an NRSRO. More information about the Manager’s internal credit analysis process for Unrated (or internally-rated) securities and securities ratings is contained in the Fund’s Prospectus and Statement of Additional Information.
     The second column below titled “NRSRO-Rated” shows the ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used.
     The credit allocations below are as of January 31, 2012 and are subject to change. The percentages are based on total assets and the market value of the Fund’s securities as of January 31, 2012 and are subject to change; market value does not include cash. AAA, AA, A, and BBB are investment-grade ratings.

		Unrated by
		a NRSRO;
		Internally
		Rated by
	NRSRO-Rated	the Manager	Total

AAA	0.0%	0.0%	0.0%
AA	19.8	0.0	19.8
A	20.4	0.8	21.2
BBB	28.6	0.6	29.2
BB or lower	19.1	10.7	29.8

Total	87.9%	12.1%	100.0%

49 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
50 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Michael Camarella, and Charles Pulire, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load New Jersey municipal debt funds. The Board noted that the Fund’s one-year and ten-year performance was better than its peer group median although its three-year and five-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load New Jersey municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual and contractual management fees were higher than its peer group median and average. The Fund’s total expenses were lower than its peer group median and average.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser,
51 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2012. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
52 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL-OPP (225-5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL-OPP (225-5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
53 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
Series of Oppenheimer Multi-State Municipal Trust

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Daniel G. Loughran, Vice President
Scott S. Cottier, Vice President
Troy E. Willis, Vice President
Mark R. DeMitry, Vice President
Michael L. Camarella, Vice President
Charles S. Pulire, Vice President
Richard Stein, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2012 OppenheimerFunds, Inc. All rights reserved.
54 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others
•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
55 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL-OPP (225-5677).
56 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

January 31, 2012 MANAGEMENT COMMENTARY An Interview with Your Fund’s Portfolio Managers SEMIANNUAL REPORT Listing of Top Holdings Financial Statements “We hope that the recent strength of the municipal bond market has renewed investors’ confidence in the market’s powerful ability to help investors earn tax-advantaged income.’’ Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	16.9%
Hospital/Healthcare	14.8
Higher Education	10.3
General Obligation	5.7
Highways/Commuter Facilities	4.3
Adult Living Facilities	4.0
Student Housing	3.5
Diversified Financial Services	3.4
Water Utilities	3.4
Tax Increment Financing (TIF)	3.3
Portfolio holdings are subject to change. Percentages are as of January 31, 2012, and are based on total assets.

Credit Rating Breakdown	NRSRO Only Total

AAA	0.3%
AA	27.7
A	8.7
BBB	37.1
BB and Lower	8.8
Unrated	17.4

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of January 31, 2012, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
11 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer Pennsylvania Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 9/18/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 11/29/10. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
12 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
13 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	August 1, 2011	January 31, 2012	January 31, 2012

Actual
Class A	$1,000.00	$1,118.30	$5.39
Class B	1,000.00	1,113.70	9.93
Class C	1,000.00	1,114.30	9.39
Class Y	1,000.00	1,118.90	4.64

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.06	5.14
Class B	1,000.00	1,015.79	9.47
Class C	1,000.00	1,016.29	8.96
Class Y	1,000.00	1,020.76	4.43
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2012 are as follows:

Class	Expense Ratios

Class A	1.01%
Class B	1.86
Class C	1.76
Class Y	0.87
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS January 31, 2012 / Unaudited

Principal
Amount		Coupon		Maturity	Value

Municipal Bonds and Notes—117.0%
Pennsylvania—88.3%
$24,750,000	Allegheny County, PA GO1	0.838%[2]		11/01/2026	$19,712,138
130,000	Allegheny County, PA HDA (Catholic Health East)[1]	5.375		11/15/2022	132,256
75,000	Allegheny County, PA HDA (Catholic Health East)[1]	5.500		11/15/2032	75,875
80,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125		05/01/2025	80,012
25,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125		05/01/2029	24,998
3,150,000	Allegheny County, PA HDA (Ohio Valley General Hospital)[1]	5.125		04/01/2035	2,471,333
21,095,000	Allegheny County, PA HDA (UPMC Health System)[1]	1.107	[2]	02/01/2037	16,128,182
35,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.375		08/15/2029	39,575
1,310,000	Allegheny County, PA HEBA (Carlow University)[1]	6.000		11/01/2021	1,397,495
1,125,000	Allegheny County, PA HEBA (Carlow University)[1]	6.750		11/01/2031	1,210,984
50,000	Allegheny County, PA HEBA (Chatham College)[1]	5.250		11/15/2019	50,075
8,000,000	Allegheny County, PA HEBA (Chatham College)[1]	5.750		11/15/2035	8,058,080
810,000	Allegheny County, PA HEBA (Chatham College)[1]	5.850		03/01/2022	811,223
1,000,000	Allegheny County, PA HEBA (Chatham College)[1]	5.950		03/01/2032	1,000,950
2,250,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.500		10/15/2030	2,401,245
3,650,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.750		10/15/2040	3,850,239
2,500,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.900		10/15/2028	2,622,275
15,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000		05/01/2028	16,601
2,000,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000		10/15/2038	2,071,120
3,095,000	Allegheny County, PA HEBA (Waynesburg College)[1]	4.800		05/01/2036	3,095,959
10,000	Allegheny County, PA IDA (ARC Allegheny Foundation)[1]	5.000		12/01/2028	7,261
1,200,000	Allegheny County, PA IDA (Propel Charter School-East)[1]	6.375		08/15/2035	1,207,008
1,000,000	Allegheny County, PA IDA (Propel Charter School-Montour)[1]	6.750		08/15/2035	1,014,100
1,000,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.000		09/01/2021	1,027,130
1,225,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.100		09/01/2026	1,232,901
1,290,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.125		09/01/2031	1,254,977
1,510,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.100		07/01/2014	1,564,904
23,750,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.600		07/01/2023	23,757,838
245,000	Allegheny County, PA Redevel. Authority (Robinson Mall)[1]	6.875		11/01/2017	245,421
15 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Pennsylvania Continued
$70,000	Allegheny County, PA Redevel. Authority (Robinson Mall)[1]	7.000%	11/01/2017	$70,127
1,720,000	Allegheny County, PA Residential Finance Authority (Broadview Manor Apartments)[1]	5.950	01/20/2043	1,787,906
1,335,000	Allegheny County, PA Residential Finance Authority (Independence House Apartments)[1]	6.100	01/20/2043	1,400,575
1,720,000	Allegheny County, PA Residential Finance Authority (Versailles Apartments)[1]	6.160	01/20/2043	1,811,108
13,000,000	Berks County, PA Municipal Authority (Reading Hospital & Medical Center)[3]	5.500	11/01/2031	14,746,030
1,750,000	Bethlehem, PA GO1	6.500	12/01/2032	2,060,240
40,000	Blair County, PA IDA (The Village at Penn State Retirement Community)[4]	6.400	01/01/2012	25,994
4,140,000	Blair County, PA IDA (The Village at Penn State Retirement Community)[4]	6.900	01/01/2022	2,690,379
7,135,000	Blair County, PA IDA (The Village at Penn State Retirement Community)[4]	7.000	01/01/2034	4,636,680
50,000	Blair County, PA IDA (The Village at Penn State Retirement Community)[4]	10.000	01/01/2012	1
1,180,000	Bonneauville Borough, PA Municipal Authority[1]	5.250	06/01/2037	1,215,589
2,000,000	Bonneauville Borough, PA Municipal Authority[1]	5.300	06/01/2043	2,054,560
1,000,000	Bucks County, PA IDA (Chandler Hall Health Care Facility)[1]	6.200	05/01/2019	996,430
10,000	Bucks County, PA IDA (Chandler Hall Health Care Facility)[1]	6.300	05/01/2029	9,355
1,000,000	Bucks County, PA IDA (Lutheran Community Telford Center)[1]	5.750	01/01/2027	920,480
2,000,000	Butler County, PA Hospital Authority (Butler Health System)[1]	7.250	07/01/2039	2,323,620
480,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.000	07/01/2023	486,168
880,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.250	07/01/2033	883,423
100,000	Cambridge, PA Area Joint Authority[1]	5.250	12/01/2021	100,157
2,865,000	Cambridge, PA Area Joint Authority[1]	6.000	12/01/2037	3,156,514
30,000	Carbondale, PA Hsg. Corp.[1]	8.125	05/01/2019	30,056
1,000,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	6.250	11/15/2041	1,118,330
3,995,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	6.250	11/15/2044	4,222,675
2,000,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	7.000	11/15/2046	2,339,080
10,000	Chester County, PA H&EFA (Chester County Hospital)	5.875	07/01/2016	10,039
2,330,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750	07/01/2021	2,337,363
8,750,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750	07/01/2031	8,758,838
16 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Pennsylvania Continued
$23,915,000	Chester County, PA IDA (Aqua Pennsylvania)[3]	5.000%	02/01/2041	$25,061,008
1,100,000	Chester County, PA IDA (Collegium Charter School)[1]	5.000	04/15/2022	990,363
7,595,000	Chester County, PA IDA (Collegium Charter School)[1]	5.500	04/15/2031	6,464,788
3,450,000	Cumberland County, PA Municipal Authority (Asbury Atlantic)[1]	6.000	01/01/2040	3,435,890
1,000,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Ministries)[1]	5.000	01/01/2027	1,016,500
3,000,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250	01/01/2024	3,356,190
1,000,000	Cumberland County, PA Municipal Authority (Presbyterian Homes)[1]	5.000	12/01/2020	1,044,560
950,000	Cumberland County, PA Municipal Authority (Presbyterian Homes)[1]	5.000	12/01/2021	987,478
6,605,000	Delaware County, PA Authority (Cabrini College)[1]	5.500	07/01/2024	6,692,582
60,000	Delaware County, PA Authority (CCMC)[1]	5.300	12/01/2027	60,005
2,500,000	Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated Group)[1]	5.000	12/15/2026	2,499,850
15,000	Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated Group)[1]	5.375	12/01/2018	15,018
5,900,000	Delaware County, PA Authority (CKHS/CCMC/DCMH Obligated Group)[1]	5.000	12/15/2031	5,607,301
120,000	Delaware County, PA Authority (MAS/MCMCSPA/ MHH/MHP/MHSSPA Obligated Group)[1]	5.375	11/15/2023	122,682
1,160,000	Delaware County, PA Authority (Neumann College)[1]	6.000	10/01/2025	1,278,819
280,000	Delaware County, PA Authority (Neumann College)[1]	6.000	10/01/2030	301,104
1,000,000	Delaware County, PA Authority (Neumann College)[1]	6.125	10/01/2034	1,071,220
1,350,000	Delaware County, PA Authority (Neumann College)[1]	6.250	10/01/2038	1,488,281
1,150,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2025	1,243,530
1,250,000	Delaware County, PA Authority (Neumann University)[1]	5.250	10/01/2031	1,346,800
18,705,000	Delaware County, PA IDA (Aqua Pennsylvania)[3]	5.000	11/01/2038	19,418,544
4,380,000	Delaware County, PA IDA (Naamans Creek)[1]	7.000	12/01/2036	4,364,451
45,000	Delaware County, PA IDA (Philadelphia Suburban Water Company)[1]	5.350	10/01/2031	45,484
50,000	Delaware River Port Authority PA/NJ1	5.000	01/01/2026	50,051
20,000	Delaware River Port Authority PA/NJ1	5.100	01/01/2019	20,058
145,000	Delaware River Port Authority PA/NJ	5.625	01/01/2013	145,603
2,605,000	Delaware River Port Authority PA/NJ1	5.625	01/01/2026	2,610,705
25,000	Derry Township, PA Municipal Authority[1]	5.100	12/01/2020	25,058
4,000,000	Erie County, PA Hospital Authority (St. Vincent’s Health)[1]	7.000	07/01/2027	4,167,920
1,000,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.375	05/01/2030	1,088,050
17 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Pennsylvania Continued
$2,565,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.500%		05/01/2040	$2,762,864
3,000,000	Erie, PA Higher Education Building Authority (Mercyhurst College)[1]	5.500		03/15/2038	3,163,830
1,680,000	Erie-Western PA Port Authority[1]	5.125		06/15/2016	1,862,566
4,750,000	Fayette County, PA Redevel. Authority (Fayette Crossing)[1]	7.000		09/01/2019	4,953,490
80,000	Harrisburg, PA GO	9.415	[5]	03/15/2012	79,236
165,000	Harrisburg, PA GO	9.510	[5]	09/15/2012	157,243
125,000	Harrisburg, PA GO	9.600	[5]	09/15/2013	110,039
10,000	Harrisburg, PA GO	9.600	[5]	09/15/2015	7,393
40,000	Harrisburg, PA GO	9.600	[5]	03/15/2016	28,364
225,000	Harrisburg, PA GO	9.601	[5]	03/15/2013	206,285
210,000	Harrisburg, PA GO	9.601	[5]	03/15/2015	162,471
50,000	Harrisburg, PA GO	9.614	[5]	09/15/2016	33,820
25,000	Harrisburg, PA GO	9.624	[5]	03/15/2014	21,106
70,000	Harrisburg, PA GO	9.727	[5]	09/15/2015	51,751
100,000	Harrisburg, PA GO	9.820	[5]	03/15/2012	99,045
150,000	Harrisburg, PA GO	10.084	[5]	03/15/2015	116,051
115,000	Harrisburg, PA GO	10.366	[5]	03/15/2013	105,434
50,000	Harrisburg, PA GO	11.012	[5]	09/15/2013	44,016
2,205,000	Harrisburg, PA Water System[1]	5.000		07/15/2018	2,209,476
5,055,000	Harrisburg, PA Water System[1]	5.000		07/15/2020	5,068,750
335,000	Harrisburg, PA Water System[1]	5.000		07/15/2023	335,007
6,870,000	Horsham, PA Industrial and Commercial Devel. Authority (Pennsylvania LTC)[1]	6.000		12/01/2037	5,863,339
140,000	Indiana County, PA IDA Pollution Control (PSEG Power LLC)[1]	5.850		06/01/2027	141,947
25,000	Lancaster County, PA Hospital Authority (St. Anne’s Home for the Aged)[1]	6.500		04/01/2015	25,017
5,000	Latrobe, PA IDA (St. Vincent College)[1]	5.375		05/01/2013	5,129
35,000	Latrobe, PA IDA (St. Vincent College)[1]	5.700		05/01/2031	35,380
13,260,000	Lawrence County, PA IDA (Shenango Presbyterian Center)[1]	5.625		11/15/2037	11,199,396
1,020,000	Lehigh County, PA GPA (Bible Fellowship Church Home)[1]	6.000		12/15/2023	988,808
1,060,000	Lehigh County, PA GPA (Bible Fellowship Church Home)[1]	7.625		11/01/2021	1,082,218
750,000	Lehigh County, PA GPA (Bible Fellowship Church Home)[1]	7.750		11/01/2033	762,435
410,000	Lehigh County, PA GPA (Desales University)[1]	5.125		12/15/2023	427,622
18 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Pennsylvania Continued
$445,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	5.800%	11/01/2012	$409,898
8,190,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000	11/01/2018	5,494,180
2,000,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000	11/01/2018	1,341,680
1,100,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000	11/01/2023	670,450
3,600,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000	11/01/2023	2,194,200
2,700,000	Lehigh Northampton, PA Airport Authority[1]	6.000	05/15/2030	2,702,322
10,000	Luzerne County, PA Flood Protection Authority[1]	5.000	01/15/2023	10,008
5,000,000	Luzerne County, PA IDA[1]	7.750	12/15/2027	5,115,200
22,500,000	Luzerne County, PA IDA (Pennsylvania-American Water)[3]	5.100	09/01/2034	23,059,350
10,000	Luzerne County, PA IDA (Pennsylvania-American Water)[1]	5.100	09/01/2034	10,249
2,730,000	McKean County, PA Hospital Authority (Bradford Hospital)[1]	5.000	10/01/2020	2,228,717
2,900,000	McKean County, PA Hospital Authority (Bradford Hospital)[1]	5.250	10/01/2030	1,997,433
11,060,000	Mifflin County, PA Hospital Authority (Lewiston Hospital/Lewiston Healthcare Foundation Obligated Group)[1]	5.125	07/01/2030	11,153,125
595,000	Millcreek, PA Richland Joint Authority[1]	5.250	08/01/2022	648,550
855,000	Millcreek, PA Richland Joint Authority[1]	5.375	08/01/2027	896,613
1,000,000	Millcreek, PA Richland Joint Authority[1]	5.500	08/01/2037	1,030,570
1,390,000	Millcreek, PA Richland Joint Authority[1]	5.500	08/01/2037	1,454,996
160,000	Monroe County, PA Hospital Authority (Pocono Medical Center)[1]	5.625	01/01/2032	160,187
10,000	Montgomery County, PA HEHA (Abington Memorial Hospital)[1]	5.000	06/01/2028	10,007
20,000	Montgomery County, PA HEHA (Abington Memorial Hospital)[1]	5.125	06/01/2027	21,147
20,000	Montgomery County, PA HEHA (Abington Memorial Hospital)[1]	5.125	06/01/2032	20,196
140,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250	10/01/2023	140,053
50,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250	10/01/2027	50,014
80,000	Montgomery County, PA HEHA (Holy Redeemer Physician & Ambulatory Services)[1]	5.250	10/01/2023	80,030
21,000,000	Montgomery County, PA IDA[3]	5.375	08/01/2038	22,976,310
1,500,000	Montgomery County, PA IDA[1]	5.375	08/01/2038	1,641,165
880,000	Montgomery County, PA IDA (ACTS Retirement Life Community)[1]	5.250	11/15/2028	880,378
270,000	Montgomery County, PA IDA (Pennsylvania-American Water Company)[1]	5.050	06/01/2029	270,197
3,840,000	Montgomery County, PA IDA (Wordsworth Academy)[1]	8.000	09/01/2024	3,844,608
20,000	Northampton County, PA IDA (Moravian Hall Square)[1]	5.550	07/01/2014	20,056
19 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Pennsylvania Continued
$40,000	Northampton County, PA IDA (Moravian Hall Square)[1]	5.700%	07/01/2020	$40,060
1,205,000	Northumberland County, PA IDA (NHS Youth Services)[1]	5.500	02/15/2033	653,604
1,700,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.500	02/15/2029	1,112,854
3,605,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.750	02/15/2029	2,423,137
16,000,000	PA Commonwealth Financing Authority[3]	5.000	06/01/2032	17,825,120
1,550,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2032	1,726,809
11,400,000	PA EDFA (30th Street Garage)[1]	5.875	06/01/2033	11,601,210
10,000,000	PA EDFA (Albert Einstein Healthcare)[1]	6.250	10/15/2023	11,187,500
250,000	PA EDFA (Amtrak)[1]	6.125	11/01/2021	252,088
5,005,000	PA EDFA (Amtrak)[1]	6.250	11/01/2031	5,036,832
4,475,000	PA EDFA (Amtrak)[1]	6.375	11/01/2041	4,502,924
39,737,908	PA EDFA (Bionol Clearfield)[4]	8.500	07/15/2015	27,161,655
885,000	PA EDFA (DGABC/DGABF/DGABEI Obligated Group)[1]	5.625	12/01/2015	886,805
590,000	PA EDFA (Fayette Thermal)[1]	5.250	12/01/2016	538,251
35,000	PA EDFA (Fayette Thermal)[1]	5.500	12/01/2021	27,733
3,000,000	PA EDFA (Forum)[1]	5.000	03/01/2029	3,351,090
10,000,000	PA EDFA (Forum)[1]	5.000	03/01/2034	10,835,700
14,700,000	PA EDFA (National Gypsum Company)[1]	6.125	11/01/2027	12,922,035
5,000,000	PA EDFA (National Gypsum Company)[1]	6.250	11/01/2027	4,452,650
1,800,000	PA EDFA (Northampton Generating)[4]	6.500	01/01/2013	1,079,640
21,800,000	PA EDFA (Northampton Generating)[4]	6.600	01/01/2019	13,194,668
500,000	PA EDFA (Northampton Generating)[4]	6.875	01/01/2011	109,700
12,000,000	PA EDFA (Northampton Generating)[4]	6.950	01/01/2021	2,637,240
120,000	PA EDFA (Northwestern Human Services)[1]	5.125	06/01/2018	115,810
3,000,000	PA EDFA (Northwestern Human Services)[1]	5.250	06/01/2028	2,589,120
3,000,000	PA EDFA (Philadelphia Biosolids Facility)[1]	6.250	01/01/2032	3,306,390
3,000,000	PA EDFA (US Airways Group)	8.000	05/01/2029	3,163,980
50,000	PA EDFA (York Water Company)[1]	6.000	11/01/2038	51,368
30,000,000	PA Geisinger Authority Health System, Series A3	5.250	06/01/2039	32,629,800
3,185,000	PA HEFA (Allegheny Delaware Valley Obligated Group)[1]	5.875	11/15/2021	3,150,889
1,025,000	PA HEFA (Assoc. of Independent Colleges & Universities)[1]	5.125	05/01/2032	1,054,828
100,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	5.000	07/01/2028	84,992
230,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	232,703
115,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2032	115,988
55,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.800	09/01/2025	55,561
20 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Pennsylvania Continued
$875,000	PA HEFA (College of Science & Agriculture)[1]	5.350%	04/15/2028	$875,000
1,460,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.650	04/15/2025	1,469,475
220,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.750	04/15/2034	221,674
3,210,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.800	04/15/2030	3,230,769
3,385,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.800	04/15/2033	3,397,152
6,285,000	PA HEFA (Edinboro University Foundation)[1]	5.750	07/01/2028	6,614,648
3,000,000	PA HEFA (Edinboro University Foundation)[1]	5.800	07/01/2030	3,186,390
9,000,000	PA HEFA (Edinboro University Foundation)[1]	5.875	07/01/2038	9,362,250
8,225,000	PA HEFA (Edinboro University Foundation)[1]	6.000	07/01/2042	8,611,657
3,500,000	PA HEFA (Edinboro University Foundation)[1]	6.000	07/01/2043	3,705,835
4,000,000	PA HEFA (Elizabethtown College)[1]	5.000	12/15/2027	4,153,920
130,000	PA HEFA (Frontier II)[1]	5.125	04/01/2033	126,151
2,000,000	PA HEFA (La Salle University)[1]	5.000	05/01/2037	2,064,860
50,000	PA HEFA (La Salle University)[1]	5.500	05/01/2034	50,783
1,490,000	PA HEFA (Marywood University)[1]	5.125	06/01/2029	1,526,311
60,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2016	60,007
30,085,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2016	30,088,295
9,740,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2021	9,635,685
250,000	PA HEFA (Philadelphia University)[1]	5.000	06/01/2035	251,530
3,000,000	PA HEFA (Philadelphia University)[1]	5.125	06/01/2025	3,059,550
2,000,000	PA HEFA (Philadelphia University)[1]	5.250	06/01/2032	2,019,940
2,005,000	PA HEFA (Philadelphia University)[1]	5.500	06/01/2020	2,156,478
3,000,000	PA HEFA (Shippensburg University)[1]	6.000	10/01/2031	3,173,280
7,000,000	PA HEFA (Shippensburg University)[1]	6.250	10/01/2043	7,399,700
105,000	PA HEFA (St. Francis University)[1]	5.750	11/01/2023	106,154
1,750,000	PA HEFA (St. Francis University)[1]	6.000	11/01/2031	1,839,443
3,925,000	PA HEFA (St. Francis University)[1]	6.250	11/01/2018	4,038,354
2,250,000	PA HEFA (St. Francis University)[1]	6.250	11/01/2041	2,367,135
3,000,000	PA HEFA (State System Higher Education)[1]	5.000	06/15/2030	3,531,180
4,615,000	PA HEFA (University of Pennsylvania Health System)[1]	5.750	08/15/2041	5,275,730
60,000	PA HEFA (University of the Arts)[1]	5.500	03/15/2020	60,052
3,000,000	PA HEFA (University of the Arts)[1]	5.625	03/15/2025	3,001,200
1,645,000	PA HEFA (University of the Arts)[1]	5.750	03/15/2030	1,645,197
100,000	PA HEFA (UPMC Health System)[1]	5.000	08/01/2029	100,122
650,000	PA HEFA (Widener University)[1]	5.000	07/15/2026	681,785
100,000	PA HEFA (Widener University)[1]	5.250	07/15/2024	102,841
21 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Pennsylvania Continued
$70,000	PA HEFA (Widener University)[1]	5.400%		07/15/2036	$71,225
13,830,000	PA HFA (Single Family Mtg.), Series 100A3	5.350		10/01/2033	15,411,189
10,030,000	PA HFA (Single Family Mtg.), Series 74B3	5.150		10/01/2022	10,048,455
17,180,000	PA HFA (Single Family Mtg.), Series 96A3	4.700		10/01/2037	17,311,345
9,000,000	PA HFA (Single Family Mtg.), Series 99A3	5.250		10/01/2032	9,278,338
8,160,000	PA HFA (Single Family Mtg.), Series 99A3	5.300		10/01/2037	8,910,875
1,000,000	PA IDA (Economic Devel.)[1]	5.500		07/01/2016	1,030,050
5,000,000	PA Public School Building Authority (Harrisburg Area Community College)[1]	5.000		10/01/2031	5,276,150
1,265,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2020	1,322,292
1,400,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2023	1,439,144
3,265,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2026	3,303,005
900,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2027	909,783
2,310,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2028	2,328,665
1,470,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2030	1,470,147
24,615,000	PA Southcentral General Authority (Wellspan Health Obligated Group)[3]	6.000		06/01/2029	28,430,854
4,000,000	PA Turnpike Commission[1]	0.000	[6]	12/01/2034	3,598,040
15,775,000	PA Turnpike Commission[1]	0.000	[6]	12/01/2034	13,895,093
10,000,000	PA Turnpike Commission[1]	0.000	[6]	12/01/2038	8,692,000
2,095,000	PA Turnpike Commission[1]	5.000		12/01/2030	2,383,419
18,000,000	PA Turnpike Commission (Motor License)[3]	5.000		12/01/2040	19,841,400
2,000,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	5.625		01/01/2032	2,126,460
5,625,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	6.000		01/01/2028	6,446,475
1,835,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	6.500		01/01/2041	2,044,245
5,000,000	Philadelphia, PA Airport, Series D1	5.250		06/15/2028	5,325,350
5,935,000	Philadelphia, PA Authority for Industrial Devel. (Aero Philadelphia)[1]	5.500		01/01/2024	4,599,862
3,870,000	Philadelphia, PA Authority for Industrial Devel. (Air Cargo)[1]	7.500		01/01/2025	3,790,007
1,150,000	Philadelphia, PA Authority for Industrial Devel. (Baptist Home of Philadelphia)	5.500		11/15/2018	675,602
786,000	Philadelphia, PA Authority for Industrial Devel. (Baptist Home of Philadelphia)	5.600		11/15/2028	280,979
450,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	6.750		04/01/2023	459,990
2,600,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	6.875		04/01/2034	2,647,242
22 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Pennsylvania Continued
$2,505,000	Philadelphia, PA Authority for Industrial Devel. (First Mtg.-CPAP)[1]	6.125%	04/01/2019	$2,141,449
1,000,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	5.750	11/15/2030	957,840
500,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	6.375	11/15/2040	497,980
2,040,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.375	06/15/2030	2,155,240
4,000,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.625	06/15/2042	4,115,320
1,000,000	Philadelphia, PA Authority for Industrial Devel. (Marina Bracetti Academy)[1]	7.150	12/15/2036	1,038,520
1,000,000	Philadelphia, PA Authority for Industrial Devel. (Marina Bracetti Academy)[1]	7.625	12/15/2041	1,059,760
1,640,000	Philadelphia, PA Authority for Industrial Devel. (Richard Allen Prep Charter School)[1]	6.250	05/01/2033	1,605,855
810,000	Philadelphia, PA Authority for Industrial Devel. (Stapeley Germantown)[1]	5.000	01/01/2015	711,763
1,580,000	Philadelphia, PA Authority for Industrial Devel. (Stapeley Germantown)[1]	5.125	01/01/2021	1,122,574
2,105,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Arbor House)[1]	6.100	07/01/2033	2,126,134
710,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (GIH/PPAM)[1]	5.125	07/01/2016	728,283
1,860,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Miriam and Robert M. Rieder House)[1]	6.100	07/01/2033	1,878,674
3,000,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Presbyterian Homes Germantown)[1]	5.625	07/01/2035	2,841,270
1,745,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Robert Saligman House)[1]	6.100	07/01/2033	1,762,520
4,000,000	Philadelphia, PA GO1	6.000	08/01/2036	4,632,560
6,260,000	Philadelphia, PA GO1	6.500	08/01/2041	7,561,391
1,210,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)[1]	7.250	01/01/2021	1,205,971
7,420,000	Philadelphia, PA H&HEFA (Temple University Hospital)[1]	5.500	07/01/2026	7,659,518
1,000,000	Philadelphia, PA Municipal Authority[1]	6.500	04/01/2034	1,110,300
5,000	Philadelphia, PA New Public Housing Authority[1]	5.000	04/01/2012	5,041
20,000	Philadelphia, PA Parking Authority, Series A1	5.250	02/15/2029	20,028
5,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A1	5.500	07/01/2035	4,238
1,000,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A1	5.625	07/01/2023	938,600
23 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Pennsylvania Continued
$1,500,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A1	5.625%	07/01/2028	$1,356,015
145,000	Philadelphia, PA Redevel. Authority (Multifamily Hsg.)[1]	5.450	02/01/2023	145,602
2,580,000	Philadelphia, PA Redevel. Authority (Pavilion Apartments)[1]	6.000	10/01/2023	2,629,639
4,100,000	Philadelphia, PA Redevel. Authority (Pavilion Apartments)[1]	6.250	10/01/2032	4,163,591
3,385,000	Philadelphia, PA School District[1]	6.000	09/01/2038	3,866,889
2,000,000	Pittsburgh, PA GO7	5.000	09/01/2025	2,287,740
2,925,000	Pittsburgh, PA Urban Redevel. Authority (Marian Plaza)[1]	6.130	01/20/2043	3,084,003
20,000	Pittsburgh, PA Urban Redevel. Authority, Series A1	5.200	10/01/2020	20,023
25,000	Pittsburgh, PA Urban Redevel. Authority, Series A1	5.250	10/01/2029	25,016
40,000	Pittsburgh, PA Urban Redevel. Authority, Series B1	5.350	10/01/2022	40,042
60,000	Pittsburgh, PA Urban Redevel. Authority, Series C1	5.600	04/01/2020	60,085
10,000	Pittsburgh, PA Urban Redevel. Authority, Series C1	5.700	04/01/2030	10,009
4,170,000	Pottsville, PA Hospital Authority (Pottsville Hospital & Warne Clinic)[1]	5.625	07/01/2024	3,872,804
235,000	Pottsville, PA Hospital Authority (Pottsville Hospital & Warne Clinic)[1]	5.625	07/01/2024	218,252
1,000,000	Reading, PA Area Water Authority[1]	5.000	12/01/2031	1,075,110
3,000,000	Reading, PA Area Water Authority[1]	5.250	12/01/2036	3,222,660
9,345,000	Reading, PA GO1	5.625	11/15/2020	9,600,305
900,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.625	06/01/2042	958,212
2,895,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.875	06/01/2052	3,074,924
10,000	Schuylkill County, PA IDA (DOCNHS/BSVHS/ WMHS Obligated Group)[1]	5.000	11/01/2028	10,014
6,500,000	Scranton, PA Parking Authority[1]	5.250	06/01/2039	6,534,320
1,000,000	Scranton, PA Sewer Authority[1]	5.500	12/01/2035	1,109,310
5,000	Sharon, PA Regional Health System Authority (SRPS/SRHS Obligated Group)[1]	5.000	12/01/2028	5,001
100,000	Somerset County, PA Hospital Authority (Somerset Community Hospital)[1]	5.450	03/01/2032	100,437
2,000,000	South Fork, PA Municipal Authority (Conemaugh Health System)[1]	5.500	07/01/2029	2,145,280
245,000	South Fork, PA Municipal Authority (Conemaugh Valley Memorial Hospital)[1]	5.000	07/01/2028	245,066
5,000	South Fork, PA Municipal Authority (Conemaugh Valley Memorial Hospital)[1]	5.375	07/01/2022	5,006
355,000	South Fork, PA Municipal Authority (Good Samaritan Medical Center of Johnstown)[1]	5.250	07/01/2026	355,231
24 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

Pennsylvania Continued
$15,000	South Fork, PA Municipal Authority (Good Samaritan Medical Center of Johnstown)[1]	5.375%		07/01/2016	$15,039
150,000	Susquehanna, PA Area Regional Airport Authority[1]	5.000		01/01/2028	133,928
140,000	Susquehanna, PA Area Regional Airport Authority[1]	5.375		01/01/2018	133,081
4,300,000	Susquehanna, PA Area Regional Airport Authority[1]	6.500		01/01/2038	4,477,031
800,000	Susquehanna, PA Area Regional Airport Authority (Aero Harrisburg)[1]	5.500		01/01/2024	635,032
5,000	Union County, PA Hospital Authority (United Methodist Continuing Care Services)[1]	6.250		04/01/2012	5,002
75,000	Washington County, PA Hospital Authority (Washington Hospital)[1]	5.125		07/01/2028	75,033
7,800,000	Washington County, PA Redevel. Authority (Victory Centre)[1]	5.450		07/01/2035	7,780,188
550,000	Washington, PA Township Municipal Authority[1]	5.875		12/15/2023	553,977
2,475,000	Washington, PA Township Municipal Authority[1]	6.000		12/15/2033	2,492,919
1,085,000	Westmoreland County, PA IDA (Redstone Retirement Community)[1]	5.875		01/01/2032	1,011,502
5,000,000	Wilkes-Barre, PA Finance Authority (Wilkes University)[1]	5.000		03/01/2027	5,153,500
10,000,000	Wilkes-Barre, PA Finance Authority (Wilkes University)[1]	5.000		03/01/2037	10,062,000
10,000	York County, PA IDA (PSEG Power)[1]	5.500		09/01/2020	10,118
2,000,000	York, PA GO1	7.250		11/15/2041	2,169,080

					1,010,872,975

U.S. Possessions—28.7%
25,000	Guam GO1	5.375		11/15/2013	25,025
750,000	Guam GO1	6.750		11/15/2029	800,348
2,000,000	Guam GO1	7.000		11/15/2039	2,123,380
700,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	819,609
1,300,000	Guam Power Authority, Series A1	5.500		10/01/2030	1,312,922
1,100,000	Guam Power Authority, Series A1	5.500		10/01/2040	1,103,894
3,910,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.250		06/01/2032	3,557,162
1,500,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.625		06/01/2047	1,226,970
38,902,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	7.250	[5]	06/01/2057	872,183
860,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2017	803,515
980,000	Northern Mariana Islands Commonwealth, Series A1	5.000		10/01/2022	835,372
400,000	Northern Mariana Islands Commonwealth, Series A1	6.750		10/01/2033	383,600
2,485,000	Northern Mariana Islands Ports Authority, Series A1	5.500		03/15/2031	2,111,380
1,640,000	Northern Mariana Islands Ports Authority, Series A	6.250		03/15/2028	1,183,145
25 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$1,205,000	Northern Mariana Islands Ports Authority, Series A1	6.600%		03/15/2028	$1,133,712
4,500,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125		07/01/2024	5,224,140
69,645,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	68,622,611
52,735,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	52,193,412
357,750,000	Puerto Rico Children’s Trust Fund (TASC)	6.403	[5]	05/15/2050	25,911,833
136,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.325	[5]	05/15/2055	4,781,760
1,817,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[5]	05/15/2057	37,012,290
9,000,000	Puerto Rico Commonwealth GO1	5.750		07/01/2036	9,873,540
3,000,000	Puerto Rico Commonwealth GO1	5.750		07/01/2041	3,293,610
1,435,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2024	1,600,054
1,510,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2025	1,678,471
5,540,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2027	6,120,149
1,760,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2030	1,909,952
3,505,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2031	3,780,283
500,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	526,495
10,000	Puerto Rico Highway & Transportation Authority, Series A1	5.000		07/01/2038	10,004
325,000	Puerto Rico Highway & Transportation Authority, Series H1	5.000		07/01/2028	328,686
700,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2039	764,106
1,400,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	1,418,998
1,250,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	1,148,338
195,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2019	195,119
500,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2029	493,695
650,000	Puerto Rico ITEMECF (IEP/HESL/HECR Obligated Group)[1]	5.750		06/01/2019	533,702
19,535,000	Puerto Rico Port Authority (American Airlines), Series A4	6.250		06/01/2026	5,189,668
1,170,000	Puerto Rico Port Authority (American Airlines), Series A4	6.300		06/01/2023	310,869
1,500,000	Puerto Rico Public Buildings Authority[1]	6.500		07/01/2030	1,728,675
1,000,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	1,169,000
1,015,000	Puerto Rico Public Buildings Authority, Series D1	5.250		07/01/2036	1,018,096
6,000,000	Puerto Rico Public Finance Corp., Series B1	5.500		08/01/2031	6,495,840
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	2,360,260
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.280	[5]	08/01/2034	9,036,000
22,130,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.750		08/01/2057	24,861,633
5,500,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2039	6,313,835
18,015,000	Puerto Rico Sales Tax Financing Corp., Series C	6.380	[5]	08/01/2038	4,152,638
8,500,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	4.700		07/01/2022	8,513,175
1,500,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	5.875		07/01/2022	1,501,785
5,000,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	6.125		07/01/2022	5,004,600
17,450,000	V.I. Tobacco Settlement Financing Corp.	6.250	[5]	05/15/2035	2,268,675
2,195,000	V.I. Tobacco Settlement Financing Corp.	6.500	[5]	05/15/2035	261,051
26 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$4,150,000	V.I. Tobacco Settlement Financing Corp.	6.875%[5]		05/15/2035	$461,688
7,000,000	V.I. Tobacco Settlement Financing Corp.	7.625	[5]	05/15/2035	623,980
30,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000		05/15/2021	29,205
2,235,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000		05/15/2031	1,982,557
435,000	V.I. Water & Power Authority, Series A1	5.000		07/01/2031	436,248

					329,432,943

Total Investments, at Value (Cost $1,353,162,106)—117.0%					1,340,305,918
Liabilities in Excess of Other Assets—(17.0)					(195,203,198)

Net Assets—100.0%					$1,145,102,720

Footnotes to Statement of Investments
1.     All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 5 of the accompanying Notes.
2.     Represents the current interest rate for a variable or increasing rate security.
3.     Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 1 of the accompanying Notes.
4.     This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.
5.     Zero coupon bond reflects effective yield on the date of purchase.
6.     Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
7.     When-issued security or delayed delivery to be delivered and settled after January 31, 2012. See Note 1 of the accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
27 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2012 based on valuation input level:

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Pennsylvania	$—	$1,010,872,975	$—	$1,010,872,975
U.S. Possessions	—	329,432,943	—	329,432,943

Total Assets	$—	$1,340,305,918	$—	$1,340,305,918

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ACTS	Adult Communities Total Services
ARC	Assoc. of Retarded Citizens
AUS	Allegheny United Hospital
BSVHS	Baptist/St. Vincent’s Health System
CCMC	Crozer-Chester Medical Center
CKHS	Crozer-Keystone Health System
CPAP	Crime Prevention Assoc. of Philadelphia
DCMH	Delaware County Memorial Hospital
DGABC	Dr. Gertrude A. Barber Center
DGABEI	Dr. Gertrude A. Barber Educational Institute
DGABF	Dr. Gertrude A. Barber Foundation
DOCNHS	Daughters of Charity National Health Systems
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDFA	Economic Devel. Finance Authority
GIH	Germantown Interfaith Housing
GO	General Obligation
GPA	General Purpose Authority
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDA	Hospital Devel. Authority
HEBA	Higher Education Building Authority
HECR	Hospital Episcopal Cristo Redentor
HEFA	Higher Education Facilities Authority
HEHA	Higher Education and Health Authority
HESL	Hospital Episcopal San Lucas
HFA	Housing Finance Agency
HUHS	Hahnemann University Hospital System
IDA	Industrial Devel. Agency
IEP	Iglesia Episcopal Puertorriquena
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAS	Mercy Adult Services
MCMCSPA	Mercy Catholic Medical Center of Southeastern Pennsylvania
MCP	Medical College Of Pennsylvania
MHH	Mercy Haverford Hospital
MHP	Mercy Health Plan
MHSSPA	Mercy Health System of Southeastern Pennsylvania
PA/NJ	Pennsylvania/New Jersey
PPAM	Philadelphia Presbytery Apartments of Morrisville
PSEG	Public Service Enterprise Group
RITES	Residual Interest Tax Exempt Security
ROLs	Residual Option Longs
RR	Residential Resources
RRDC	Residential Resources Devel. Corp.
RRSW	Residential Resources Southwest
SRHS	Sharon Regional Health System
SRPS	Sharon Regional Physicians Services
TASC	Tobacco Settlement Asset-Backed Bonds
UPMC	University of Pittsburgh Medical Center
V.I.	United States Virgin Islands
WMHS	Western Maryland Health Systems
See accompanying Notes to Financial Statements.
28 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
January 31, 2012

Assets

Investments, at value (cost $1,353,162,106)—see accompanying statement of investments	$1,340,305,918
Cash	755,914
Receivables and other assets:
Interest	14,039,255
Shares of beneficial interest sold	2,171,634
Investments sold	2,019,063
Other	112,122

Total assets	1,359,403,906

Liabilities

Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	176,448,000
Payable on borrowings (See Note 5)	32,800,000
Investments purchased on a when-issued or delayed delivery basis	2,271,280
Dividends	1,341,549
Shares of beneficial interest redeemed	966,258
Trustees’ compensation	147,172
Distribution and service plan fees	134,959
Shareholder communications	47,104
Transfer and shareholder servicing agent fees	45,668
Interest expense on borrowings	2,819
Other	96,377

Total liabilities	214,301,186

Net Assets	$1,145,102,720

Composition of Net Assets
Paid-in capital	$1,261,216,726
Accumulated net investment income	13,655,157
Accumulated net realized loss on investments	(116,912,975)
Net unrealized depreciation on investments	(12,856,188)

Net Assets	$1,145,102,720

29 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $765,708,007 and 66,641,831 shares of beneficial interest outstanding)	$11.49
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$12.06

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $46,683,886 and 4,065,145 shares of beneficial interest outstanding)	$11.48

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $311,089,945 and 27,127,158 shares of beneficial interest outstanding)	$11.47

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $21,620,882 and 1,881,220 shares of beneficial interest outstanding)	$11.49
See accompanying Notes to Financial Statements.
30 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended January 31, 2012

Investment Income
Interest	$37,505,440
Other income	653

Total investment income	37,506,093

Expenses
Management fees	2,622,486
Distribution and service plan fees:
Class A	557,252
Class B	210,268
Class C	1,310,410
Transfer and shareholder servicing agent fees:
Class A	197,075
Class B	32,732
Class C	88,914
Class Y	7,171
Shareholder communications:
Class A	26,966
Class B	5,927
Class C	12,263
Class Y	353
Interest expense and fees on short-term floating rate notes issued (See Note 1)	980,321
Borrowing fees	643,448
Interest expense on borrowings	14,245
Trustees’ compensation	10,337
Custodian fees and expenses	4,064
Administration service fees	750
Other	58,709

Total expenses	6,783,691
Less waivers and reimbursements of expenses	(3,042)

Net expenses	6,780,649

Net Investment Income	30,725,444

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(4,883,254)
Net change in unrealized appreciation/depreciation on investments	96,294,503

Net Increase in Net Assets Resulting from Operations	$122,136,693

See accompanying Notes to Financial Statements.
31 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2012	July 29,
	(Unaudited)	2011[1]

Operations
Net investment income	$30,725,444	$69,365,022
Net realized loss	(4,883,254)	(10,970,822)
Net change in unrealized appreciation/depreciation	96,294,503	(35,014,387)

Net increase in net assets resulting from operations	122,136,693	23,379,813

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(23,306,733)	(47,455,240)
Class B	(1,262,162)	(3,095,134)
Class C	(8,032,438)	(15,802,302)
Class Y	(523,938)	(206,300)

	(33,125,271)	(66,558,976)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A	(17,871,155)	(64,095,088)
Class B	(5,512,582)	(17,678,508)
Class C	9,719,760	(18,734,008)
Class Y	7,844,263	11,706,343

	(5,819,714)	(88,801,261)

Net Assets
Total increase (decrease)	83,191,708	(131,980,424)
Beginning of period	1,061,911,012	1,193,891,436

End of period (including accumulated net investment income of $13,655,157 and $16,054,984, respectively)	$1,145,102,720	$1,061,911,012

1.	July 29, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
32 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited
For the Six Months Ended January 31, 2012
Cash Flows from Operating Activities

Net increase in net assets from operations	$122,136,693
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(81,172,845)
Proceeds from disposition of investment securities	90,050,556
Short-term investment securities, net	2,669,039
Premium amortization	337,450
Discount accretion	(5,972,082)
Net realized loss on investments	4,883,254
Net change in unrealized appreciation/depreciation on investments	(96,294,503)
Change in assets:
Decrease in other assets	238,936
Decrease in interest receivable	140,905
Increase in receivable for securities sold	(2,014,063)
Change in liabilities:
Increase in payable for securities purchased	2,271,280
Increase in other liabilities	42,007

Net cash provided by operating activities	37,316,627

Cash Flows from Financing Activities
Proceeds from bank borrowings	131,000,000
Payments on bank borrowings	(109,500,000)
Payments on short-term floating rate notes issued	(18,077,000)
Proceeds from shares sold	80,000,836
Payments on shares redeemed	(112,845,071)
Cash distributions paid	(7,841,511)

Net cash used in financing activities	(37,262,746)
Net increase in cash	53,881
Cash, beginning balance	702,033

Cash, ending balance	$755,914

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $24,523,050
Cash paid for interest on bank borrowings—$13,487
Cash paid for interest on short-term floating rate notes issued—$980,321
See accompanying Notes to Financial Statements.
33 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended	Year Ended	Year Ended
	January 31, 2012	July 29,	July 30,		Year Ended July 31,
Class A	(Unaudited)	2011[1]	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$10.60	$10.96	$9.28	$11.12	$12.77	$12.75

Income (loss) from investment operations:
Net investment income[2]	.32	.69	.71	.69	.64	.59
Net realized and unrealized gain (loss)	.91	(.39)	1.62	(1.90)	(1.69)	.02

Total from investment operations	1.23	.30	2.33	(1.21)	(1.05)	.61

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.34)	(.66)	(.65)	(.63)	(.60)	(.59)

Net asset value, end of period	$11.49	$10.60	$10.96	$9.28	$11.12	$12.77

Total Return, at Net Asset Value[3]	11.83%	2.98%	25.50%	(10.41)%	(8.42)%	4.81%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$765,708	$723,618	$817,706	$675,031	$816,645	$868,070

Average net assets (in thousands)	$730,615	$760,121	$778,632	$640,109	$847,089	$747,558

Ratios to average net assets:[4]
Net investment income	5.84%	6.50%	6.71%	7.53%	5.33%	4.57%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.71%	0.70%	0.69%	0.73%	0.67%	0.67%
Interest and fees from borrowings	0.12%	0.13%	0.27%	0.87%	0.14%	0.07%
Interest and fees on short-term floating rate notes issued[5]	0.18%	0.20%	0.22%	0.49%	0.60%	0.61%

Total expenses	1.01%	1.03%	1.18%	2.09%	1.41%	1.35%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.01%	1.03%	1.17%	2.09%	1.41%	1.35%

Portfolio turnover rate	7%	16%	17%	30%	51%	4%

1.	July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
34 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

	Six Months
	Ended	Year Ended	Year Ended
	January 31, 2012	July 29,	July 30,		Year Ended July 31,
Class B	(Unaudited)	2011[1]	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$10.59	$10.95	$9.28	$11.12	$12.76	$12.75

Income (loss) from investment operations:
Net investment income[2]	.27	.60	.62	.60	.54	.49
Net realized and unrealized gain (loss)	.91	(.38)	1.61	(1.89)	(1.68)	.01

Total from investment operations	1.18	.22	2.23	(1.29)	(1.14)	.50

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.29)	(.58)	(.56)	(.55)	(.50)	(.49)

Net asset value, end of period	$11.48	$10.59	$10.95	$9.28	$11.12	$12.76

Total Return, at Net Asset Value[3]	11.37%	2.13%	24.36%	(11.16)%	(9.07)%	3.93%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$46,684	$48,569	$68,602	$69,650	$119,418	$179,266

Average net assets (in thousands)	$45,857	$57,201	$71,759	$78,974	$148,180	$193,167

Ratios to average net assets:[4]
Net investment income	5.00%	5.67%	5.87%	6.66%	4.51%	3.81%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.56%	1.53%	1.53%	1.53%	1.46%	1.45%
Interest and fees from borrowings	0.12%	0.13%	0.27%	0.87%	0.14%	0.07%
Interest and fees on short-term floating rate notes issued[5]	0.18%	0.20%	0.22%	0.49%	0.60%	0.61%

Total expenses	1.86%	1.86%	2.02%	2.89%	2.20%	2.13%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.86%	1.86%	2.01%	2.89%	2.20%	2.13%

Portfolio turnover rate	7%	16%	17%	30%	51%	4%

1.	July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
35 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended	Year Ended	Year Ended
	January 31, 2012	July 29,	July 30,		Year Ended July 31,
Class C	(Unaudited)	2011[1]	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$10.58	$10.94	$9.27	$11.11	$12.75	$12.73

Income (loss) from investment operations:
Net investment income[2]	.28	.61	.63	.61	.55	.49
Net realized and unrealized gain (loss)	.91	(.39)	1.61	(1.89)	(1.68)	.02

Total from investment operations	1.19	.22	2.24	(1.28)	(1.13)	.51

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.30)	(.58)	(.57)	(.56)	(.51)	(.49)

Net asset value, end of period	$11.47	$10.58	$10.94	$9.27	$11.11	$12.75

Total Return, at Net Asset Value[3]	11.43%	2.20%	24.47%	(11.11)%	(9.05)%	4.02%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$311,090	$277,553	$307,583	$243,599	$291,693	$322,869

Average net assets (in thousands)	$286,039	$287,679	$287,513	$227,214	$309,446	$274,274

Ratios to average net assets:[4]
Net investment income	5.08%	5.74%	5.93%	6.74%	4.56%	3.80%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.46%	1.46%	1.45%	1.50%	1.44%	1.43%
Interest and fees from borrowings	0.12%	0.13%	0.27%	0.87%	0.14%	0.07%
Interest and fees on short-term floating rate notes issued[5]	0.18%	0.20%	0.22%	0.49%	0.60%	0.61%

Total expenses	1.76%	1.79%	1.94%	2.86%	2.18%	2.11%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.76%	1.79%	1.93%	2.86%	2.18%	2.11%

Portfolio turnover rate	7%	16%	17%	30%	51%	4%

1.	July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
36 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

	Six Months
	Ended	Period
	January 31, 2012	Ended
Class Y	(Unaudited)	July 29, 2011[1]

Per Share Operating Data
Net asset value, beginning of period	$10.60	$10.68

Income (loss) from investment operations:
Net investment income[2]	.32	.44
Net realized and unrealized gain (loss)	.91	(.07)

Total from investment operations	1.23	.37

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.34)	(.45)

Net asset value, end of period	$11.49	$10.60

Total Return, at Net Asset Value[3]	11.89%	3.73%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,621	$12,171

Average net assets (in thousands)	$16,126	$4,849

Ratios to average net assets:[4]
Net investment income	5.84%	6.23%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.57%	0.57%
Interest and fees from borrowings	0.12%	0.13%
Interest and fees on short-term floating rate notes issued[5]	0.18%	0.20%

Total expenses	0.87%	0.90%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.87%	0.90%

Portfolio turnover rate	7%	16%

1.	For the period from November 29, 2010 (inception of offering) to July 29, 2011, which represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
37 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Pennsylvania Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of current interest income exempt from federal and Pennsylvania personal income taxes as is available from municipal securities, consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Previous Annual Periods. The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
38 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
39 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of January 31, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$2,271,280
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. These securities entail leverage, and their interest rate varies inversely at a multiple of the change in short-term interest rates. As short term interest rates rise, inverse floating rate securities produce less current income. The value of such securities is also more volatile than comparable fixed rate securities.
     An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund purchases and subsequently transfers a fixed rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short term floating rate securities, a liquidity provider to the Trust
40 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

(typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.
     Because holders of the short term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying bond paid to the Fund is inversely related the rate of interest on the short term floating rate securities.
     Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short term floating rate securities. Through the exercise of either of these rights, the Fund can terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.
     The Fund’s investments in inverse floating rate securities involve certain risks. The value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate municipal bond having a similar credit quality and maturity, and should be expected to be more volatile than a direct investment in the related underlying municipal bond because of the effect of leverage provided by the related short term floating rate securities. An inverse floating rate security can be expected to underperform fixed rate municipal bonds when the difference between long term and short term interest rates is decreasing (or is already small) or when long term interest rates are rising, but can be expected to
41 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
     1. Significant Accounting Policies Continued
outperform fixed rate municipal bonds when the difference between long term and short term interest rates is increasing (or is already large) or when long term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security generally receiving the proceeds of such sale only after the holders of the short term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.
     Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement may effectively make the Fund liable for the amount of the difference between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2012, the Fund’s maximum exposure under such agreements is estimated at $95,535,000.
     When the Fund creates an inverse floating rate security in a tender option bond transaction by purchasing and subsequently transferring an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse
42 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short term floating rate securities is recorded as interest expense. At January 31, 2012, municipal bond holdings with a value of $289,810,251 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $176,448,000 in short-term floating rate securities issued and outstanding at that date.
At January 31, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$3,250,000	Berks County, PA Municipal Authority ROLs	16.911%	11/1/31	$4,996,030
7,980,000	Chester County, PA IDA (Water Facilities Authority)[3]	11.207	2/1/41	9,126,008
6,240,000	Delaware County, PA IDA ROLs[3]	11.573	11/1/38	6,953,544
7,500,000	Luzerne County, PA IDA (Water Facility) ROLs[3]	11.823	9/1/34	8,059,350
7,000,000	Montgomery County, PA IDA RITES	12.691	8/1/38	8,976,310
3,187,000	PA Austin Trust Various States Inverse Certificates	8.402	10/1/33	3,427,364
8,000,000	PA Commonwealth Financing Authority DRIVERS	7.929	6/1/32	9,825,120
7,500,000	PA Geisinger Authority Health System DRIVERS	15.987	6/1/39	10,129,800
5,015,000	PA HFA (Single Family Mtg.) DRIVERS	8.091	10/1/22	5,033,455
4,320,000	PA HFA (Single Family Mtg.) ROLs[3]	8.600	10/1/32	4,598,338
3,100,000	PA HFA (Single Family Mtg.) ROLs[3]	10.527	10/1/33	3,520,825
2,930,000	PA HFA (Single Family Mtg.) ROLs[3]	12.079	10/1/37	3,170,875
6,385,000	PA HFA (Single Family Mtg.) ROLs[3]	11.077	10/1/37	6,466,345
6,155,000	PA Southcentral General Authority (Hanover Hospital) ROLs	18.831	6/1/29	9,970,854
9,000,000	PA Turnpike Commission ROLs[3]	8.004	12/1/40	10,841,400
5,535,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	17.399	8/1/57	8,266,633

				$113,362,251

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2.	Represents the current interest rate for the inverse floating rate security.

3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.
The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.
     The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short term floating rate securities that are related to the inverse floating rate securities from time to time held by the Fund to the total
43 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $176,448,000 or 12.98% of its total assets as of January 31, 2012.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of January 31, 2012 is as follows:

Cost	$100,984,945
Market Value	$57,036,494
Market Value as a % of Net Assets	4.98%
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended July 29, 2011, the Fund utilized $3,762,438 of capital loss carryforward to offset capital gains realized in that fiscal year. Details of the capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

Expiring

2016	$1,143,881
2017	48,870,545
2018	43,078,455
No expiration	17,379,858

Total	$110,472,739

44 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Capital losses with no expiration will be carried forward to future years if not offset by gains in the remaining six months of the Fund’s fiscal year. When increased by capital loss carryforwards in existence at July 29, 2011, the Fund had estimated capital loss carryforwards of $93,092,881 expiring in 2018 and $17,379,858 which will not expire. During the six months ended January 31, 2012, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,182,712,165 [1]

Gross unrealized appreciation	$85,365,959
Gross unrealized depreciation	(101,467,173)

Net unrealized depreciation	$(16,101,214)

1.	The Federal tax cost of securities does not include cost of $173,694,967, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2012, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$1,972
Payments Made to Retired Trustees	10,862
Accumulated Liability as of January 31, 2012	72,689
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation
45 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
46 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2012		Year Ended July 29, 2011[1]
	Shares	Amount	Shares	Amount

Class A
Sold	4,171,975	$45,067,040	8,958,293	$95,825,137
Dividends and/or distributions reinvested	1,594,774	17,273,848	2,964,502	31,336,558
Redeemed	(7,394,166)	(80,212,043)	(18,273,952)	(191,256,783)

Net decrease	(1,627,417)	$(17,871,155)	(6,351,157)	$(64,095,088)

Class B
Sold	281,201	$3,043,734	560,179	$5,960,996
Dividends and/or distributions reinvested	92,074	996,233	202,689	2,144,251
Redeemed	(892,585)	(9,552,549)	(2,441,536)	(25,783,755)

Net decrease	(519,310)	$(5,512,582)	(1,678,668)	$(17,678,508)

Class C
Sold	2,152,127	$23,261,527	3,427,599	$36,701,253
Dividends and/or distributions reinvested	545,438	5,898,344	988,382	10,432,273
Redeemed	(1,804,303)	(19,440,111)	(6,299,300)	(65,867,534)

Net increase (decrease)	893,262	$9,719,760	(1,883,319)	$(18,734,008)

Class Y
Sold	956,060	$10,285,757	1,202,585	$12,263,088
Dividends and/or distributions reinvested	32,684	354,625	19,116	199,820
Redeemed	(255,477)	(2,796,119)	(73,748)	(756,565)

Net increase	733,267	$7,844,263	1,147,953	$11,706,343

1.	For the year ended July 29, 2011, for Class A, B, and C shares, and for the period from November 29, 2010 (inception of offering) to July 29, 2011 for Class Y shares.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2012, were as follows:

	Purchases	Sales

Investment securities	$81,172,845	$90,050,556
47 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2012, the Fund paid $320,554 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.15% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the
48 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2011 were as follows:

Class B	$3,053,888
Class C	5,274,432
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

January 31, 2012	$123,610	$—	$27,687	$1,907
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the six months January 31, 2012, the Manager reimbursed the Fund $3,042 for legal costs and fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to October 1, 2011. Effective October 1, 2011, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
49 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Borrowings Continued
     The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2212% as of January 31, 2012). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2012 equal 0.09% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of January 31, 2012, the Fund had borrowings outstanding at an interest rate of 0.2212%. Details of the borrowings for the six months ended January 31, 2012 are as follows:

Average Daily Loan Balance	$13,172,826
Average Daily Interest Rate	0.215%
Fees Paid	$297,479
Interest Paid	$13,487
50 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

6. Reverse Repurchase Agreements
The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.
     The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended January 31, 2012 are included in expenses on the Fund’s Statement of Operations and equal 0.03% of the Fund’s average net assets on an annualized basis.
     The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.
     The Fund executed no transactions under the Facility during the six months ended January 31, 2012.
51 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds — including the Fund — advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain putative class action lawsuits involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. On September 30, 2011, the court entered orders and final judgments approving the settlements as fair, reasonable and adequate. Those orders are not subject to further appeal. These settlements do not resolve other outstanding lawsuits relating to Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund, nor do the settlements affect certain other putative class action lawsuits pending in federal court against the Manager, the Distributor, the Fund and other Defendant Funds and their independent trustees.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust challenging a settlement reached in 2010 between the Manager, its subsidiary and the Distributor and the board of the New Mexico section 529 college savings plan. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses. On September 9, 2011, the court denied plaintiffs’ request for a hearing to determine the fairness of the settlement, finding that plaintiffs lacked standing to pursue derivative claims on behalf of the Trust. On October 27, 2011, the parties to these actions filed a joint motion to dismiss the lawsuits with prejudice, which the court granted on October 28, 2011.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified
52 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
53 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

CREDIT ALLOCATION Unaudited
This table provides further information regarding the “Unrated” securities category shown in the “Credit Allocation-Credit Rating Breakdown” table located earlier in this report. The third column below titled “Unrated by a NRSRO; Internally Rated by the Manager” shows the credit allocation of Unrated securities as determined by the Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”). These internally rated securities are not rated by any nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s.
     The Manager determines the credit allocation of these securities using its own credit analysis to assign ratings using a rating scale or categories similar to that used by S&P. The Manager is not required to, and does not attempt to, employ the same credit analysis process, procedures or methodologies used by S&P or any other NRSRO in assigning a credit rating to an Unrated security. There can be no assurance, nor is it intended, that the Manager’s credit analysis process is consistent or comparable with the credit analysis process that would be used by S&P or any other NRSRO if it were to rate the same security. Securities rated investment-grade or above by the Manager may or may not be the equivalent to an investment grade or above rating assigned by an NRSRO. More information about the Manager’s internal credit analysis process for Unrated (or internally-rated) securities and securities ratings is contained in the Fund’s Prospectus and Statement of Additional Information.
     The second column below titled “NRSRO-Rated” shows the ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used.
     The credit allocations below are as of January 31, 2012 and are subject to change. The percentages are based on total assets and the market value of the Fund’s securities as of January 31, 2012 and are subject to change; market value does not include cash. AAA, AA, A, and BBB are investment-grade ratings.

		Unrated by
		a NRSRO;
		Internally
		Rated by
	NRSRO-Rated	the Manager	Total

AAA	0.3%	0.1%	0.4%
AA	27.7	1.4	29.1
A	8.7	0.0	8.7
BBB	37.1	5.0	42.1
BB or lower	8.8	10.9	19.7

Total	82.6%	17.4%	100.0%

54 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
55 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Michael Camarella, and Charles Pulire, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load Pennsylvania municipal debt funds. The Board noted that the Fund’s one-year and ten-year performance was better than its peer group median although its three-year and five-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load Pennsylvania municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual and contractual management fees and total expenses were lower than its peer group median and average.
56 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2012. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
57 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL-OPP (225-5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL-OPP (225-5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
58 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Daniel G. Loughran, Vice President
Scott S. Cottier, Vice President
Troy E. Willis, Vice President
Mark R. DeMitry, Vice President
Michael L. Camarella, Vice President
Charles S. Pulire, Vice President
Richard Stein, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2012 OppenheimerFunds, Inc. All rights reserved.
59 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:

•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
60 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL-OPP (225-5677).
61 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	17.3%
Special Assessment	11.8
Airlines	11.2
Hospital/Healthcare	8.7
Tax Increment Financing	5.5
General Obligation	4.8
Adult Living Facilities	3.9
Diversified Financial Services	3.0
Sales Tax Revenue	3.0
Highways/Commuter Facilities	2.9
Portfolio holdings are subject to change. Percentages are as of January 31, 2012, and are based on total assets.

Credit Rating Breakdown	NRSRO Only Total

AAA	7.6%
AA	26.6
A	5.9
BBB	7.5
BB and Lower	16.2
Unrated	36.2

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of January 31, 2012, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
11 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer Rochester National Municipals. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 10/1/93. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 10/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 11/29/10. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
12 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
13 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	August 1, 2011	January 31, 2012	January 31, 2012

Actual
Class A	$1,000.00	$1,071.30	$5.64
Class B	1,000.00	1,067.90	10.18
Class C	1,000.00	1,067.40	9.71
Class Y	1,000.00	1,072.10	4.91

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,019.71	5.50
Class B	1,000.00	1,015.33	9.93
Class C	1,000.00	1,015.79	9.47
Class Y	1,000.00	1,020.41	4.79
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2012 are as follows:

Class	Expense Ratios

Class A	1.08%
Class B	1.95
Class C	1.86
Class Y	0.94
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS January 31, 2012 / Unaudited

Principal
Amount		Coupon		Maturity	Value

Municipal Bonds and Notes—121.4%
Alabama—0.3%
$15,000	AL HFA (South Bay Apartments)[1]	5.950%		02/01/2033	$15,166
8,095,000	AL Space Science Exhibit Finance Authority[1]	6.000		10/01/2025	7,018,932
1,810,000	Andalusia-Opp, AL Airport Authority[1]	5.000		08/01/2026	1,665,978
2,200,000	Rainbow City, AL Special Health Care Facilities Financing Authority (Regency Pointe)[2]	8.250		01/01/2031	1,418,956
10,000	Selma, AL Industrial Devel. Board (International Paper Company)[1]	6.000		05/01/2025	10,111
7,220,000	Tuscaloosa, AL Educational Building Authority (Stillman College)[1]	5.000		06/01/2026	5,731,164

					15,860,307
Alaska—0.3%
2,250,000	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[2]	6.150		08/01/2031	632,430
40,000	AK Industrial Devel. & Export Authority (Snettisham)[1]	6.000		01/01/2014	40,128
1,650,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)	5.875		12/01/2027	989,984
500,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)	6.000		12/01/2036	299,995
5,000,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2032	4,108,700
31,850,000	AK Northern Tobacco Securitization Corp. (TASC)	6.125	[3]	06/01/2046	896,259
20,860,000	AK Northern Tobacco Securitization Corp. (TASC)	6.375	[3]	06/01/2046	610,364
10,350,000	Koyukuk, AK (Tanana Chiefs Conference Health Care Facility)[1]	7.750		10/01/2041	10,824,858

					18,402,718
Arizona—1.9%
7,680,000	AZ Health Facilities Authority (Catholic Healthcare West)[1]	5.250		03/01/2039	8,214,605
2,900,000	Buckeye, AZ Watson Road Community Facilities District[1]	5.750		07/01/2022	2,755,986
4,600,000	Buckeye, AZ Watson Road Community Facilities District[1]	6.000		07/01/2030	4,084,156
8,388,832	East San Luis, AZ Community Facilities District Special Assessment (Area One)[1]	6.375		01/01/2028	7,413,295
4,349,000	East San Luis, AZ Community Facilities District Special Assessment (Area Two)[4]	8.500		01/01/2028	3,662,249
305,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.450		07/15/2021	308,721
810,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.625		07/15/2025	812,616
900,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.800		07/15/2030	889,929
1,015,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.900		07/15/2022	1,047,856
15 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Arizona Continued
$335,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.125%	07/15/2027	$342,055
500,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.200	07/15/2032	504,805
1,086,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.000	07/01/2017	1,122,881
1,255,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.375	07/01/2022	1,272,947
3,111,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.750	07/01/2032	3,133,119
1,000,000	Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)[1]	6.750	10/01/2031	996,860
3,400,000	Maricopa County, AZ IDA (Christian Care Apartments)[1]	6.500	01/01/2036	3,441,378
1,875,000	Maricopa County, AZ IDA (Immanuel Campus Care)[1]	8.500	04/20/2041	1,647,431
315,000	Maricopa County, AZ IDA (Sun King Apartments)[1]	6.750	11/01/2018	277,628
2,345,000	Maricopa County, AZ IDA (Sun King Apartments)[1]	6.750	05/01/2031	1,706,668
3,595,000	Maricopa County, AZ IDA (Sun King Apartments)	9.500	11/01/2031	2,901,668
449,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	5.250	07/01/2024	402,358
368,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien[1]	5.250	07/01/2024	329,772
901,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien[1]	5.300	07/01/2030	747,821
1,125,000	Palm Valley, AZ Community Facility District No. 3[1]	5.300	07/15/2031	956,183
420,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)[1]	5.300	07/15/2025	383,321
350,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)[1]	5.350	07/15/2031	299,369
3,275,000	Phoenix, AZ IDA (America West Airlines)	6.250	06/01/2019	2,958,668
7,500,000	Phoenix, AZ IDA (America West Airlines)	6.300	04/01/2023	6,551,400
1,650,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)[1]	6.250	07/01/2036	1,399,398
1,935,000	Phoenix, AZ IDA (Gourmet Boutique West)[1]	5.875	11/01/2037	1,160,981
1,640,000	Pima County, AZ IDA (Christian Senior Living)[1]	5.050	01/01/2037	1,631,866
1,250,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[1]	6.250	06/01/2026	1,153,138
3,700,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[1]	6.375	06/01/2036	3,268,839
12,400,000	Pima County, AZ IDA (Metro Police Facility)[5]	5.375	07/01/2039	13,274,944
1,500,000	Pima County, AZ IDA (P.L.C. Charter Schools)	6.750	04/01/2036	1,432,080
250,000	Pima County, AZ IDA (Paradise Education Center)[1]	5.875	06/01/2022	242,363
550,000	Pima County, AZ IDA (Paradise Education Center)[1]	6.000	06/01/2036	502,200
1,600,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.670	12/01/2027	1,407,840
16 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Arizona Continued
$1,960,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.750%		12/01/2037	$1,618,686
2,215,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	5.600		12/01/2022	2,192,673
11,100,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	5.750		12/01/2032	10,625,253
9,000,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	6.550		12/01/2037	9,144,630
1,320,000	Pinal County, AZ IDA (San Manuel Facility)[1]	6.250		06/01/2026	1,254,713
1,292,000	Prescott Valley, AZ Southside Community Facilities District No. 1[1]	7.250		07/01/2032	933,328
1,500,000	Quail Creek, AZ Community Facilities District[1]	5.550		07/15/2030	1,311,600
265,000	Show Low Bluff, AZ Community Facilities District	5.600		07/01/2031	217,658
200,000	Show Low Bluff, AZ Community Facilities District Special Assessment	5.200		07/01/2017	196,552
605,000	Tucson, AZ IDA (Joint Single Family Mtg.)[1]	5.000		01/01/2039	616,047
4,000,000	Verrado, AZ Community Facilities District No. 1[1]	5.350		07/15/2031	3,421,360

					116,171,894
Arkansas—0.1%
7,495,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[2]	6.250		02/01/2038	5,959,949
California—18.7%
2,500,000	Adelanto, CA Public Utility Authority[1]	6.750		07/01/2039	2,664,600
750,000	Alhambra, CA (Atherton Baptist Homes)[1]	7.625		01/01/2040	804,968
380,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.000		09/01/2028	391,537
1,095,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.000		09/01/2030	1,128,102
4,070,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.250		09/01/2040	4,192,873
11,720,000	Bay Area CA Toll Authority (San Francisco Bay Area)[5]	5.500		04/01/2043	12,770,268
100,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	5.750		05/01/2034	91,449
240,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	6.200		05/01/2031	236,527
5,500,000	Brea, CA Community Facilities District (Brea Plaza Area)[1]	7.375		09/01/2039	5,760,700
25,000	Buena Park, CA Special Tax (Park Mall)[1]	6.125		09/01/2033	23,947
127,310,000	CA County Tobacco Securitization Agency	6.489	[3]	06/01/2046	4,385,830
107,400,000	CA County Tobacco Securitization Agency	6.619	[3]	06/01/2050	2,128,668
33,920,000	CA County Tobacco Securitization Agency	6.650	[3]	06/01/2046	1,045,754
215,100,000	CA County Tobacco Securitization Agency	7.000	[3]	06/01/2055	2,555,388
246,760,000	CA County Tobacco Securitization Agency	7.477	[3]	06/01/2055	2,033,302
17 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$10,970,000	CA County Tobacco Securitization Agency	8.150%[3]		06/01/2033	$1,082,629
255,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250		06/01/2045	170,044
19,000,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2046	11,902,550
2,125,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	2,001,538
14,800,000	CA County Tobacco Securitization Agency (TASC)[1]	5.600		06/01/2036	11,625,992
36,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.650		06/01/2041	27,811,800
58,530,000	CA County Tobacco Securitization Agency (TASC)[1]	5.700		06/01/2046	43,097,327
2,610,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	2,257,076
7,285,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	6,117,069
2,930,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	2,535,241
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	6.125		06/01/2038	4,424,850
57,000,000	CA County Tobacco Securitization Agency (TASC)	6.400	[3]	06/01/2046	3,017,580
525,920,000	CA County Tobacco Securitization Agency (TASC)	6.664	[3]	06/01/2050	21,673,163
3,435,000	CA Dept. of Veterans Affairs Home Purchase[5]	5.200		12/01/2028	3,446,791
9,125,000	CA Enterprise Devel. Authority (Sunpower Corp.)[1]	8.500		04/01/2031	9,739,843
13,190,000	CA GO5	5.050		12/01/2036	13,437,940
19,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2033	14,234,040
9,815,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.125		06/01/2047	6,686,076
133,715,000	CA Golden State Tobacco Securitization Corp. (TASC)[5]	5.750		06/01/2047	101,097,694
55,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.750		06/01/2047	41,583,850
340,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.000	[3]	06/01/2047	5,868,400
15,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[1]	5.750		07/01/2039	16,482,900
15,420,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[5]	5.750		07/01/2039	16,944,421
11,095,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center Obligated Group)[5]	5.000		11/15/2042	11,419,953
24,000,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center)[5]	5.250		11/15/2046	25,040,160
7,050,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center)[1]	5.250		11/15/2046	7,355,547
1,835,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)[1]	6.250		07/15/2050	1,896,931
10,000,000	CA Infrastructure and Economic Devel. (Sanford Consortium)[5]	5.000		05/15/2040	11,013,900
8,600,000	CA M-S-R Energy Authority[1]	7.000		11/01/2034	11,002,668
3,300,000	CA Municipal Finance Authority (Casa Griffin Apts.)[1]	6.000		10/01/2046	3,362,667
750,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	8.500		11/01/2039	861,735
6,970,000	CA Public Works[1]	5.750		03/01/2030	7,910,671
1,000,000	CA Public Works[1]	6.000		03/01/2035	1,127,730
18 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

California Continued
$3,960,000	CA Public Works[1]	6.625%		11/01/2034	$4,653,752
160,600,000	CA Silicon Valley Tobacco Securitization Authority	8.147	[3]	06/01/2056	1,390,796
82,250,000	CA Silicon Valley Tobacco Securitization Authority	8.435	[3]	06/01/2056	484,453
25,800,000	CA Silicon Valley Tobacco Securitization Authority	8.590	[3]	06/01/2041	1,867,404
29,785,000	CA Silicon Valley Tobacco Securitization Authority	9.000	[3]	06/01/2036	3,492,589
4,500,000	CA Statewide CDA (Daughters of Charity)[1]	5.250		07/01/2030	4,489,245
10,000	CA Statewide CDA (Escrow Term)[1]	6.750		09/01/2037	10,153
7,500,000	CA Statewide CDA (Lodi Memorial Hospital)[1]	5.000		12/01/2027	7,856,550
2,019,578	CA Statewide CDA (Microgy Holdings)[2]	9.000		12/01/2038	19,570
1,500,000	CA Statewide CDA (Notre Dame de Namur University)[1]	6.625		10/01/2033	1,478,970
5,000,000	CA Statewide CDA (Sutter Health Obligated Group)[5]	5.500		08/15/2034	5,126,750
6,000,000	CA Statewide CDA (Sutter Health Obligated Group)[5]	5.625		08/15/2042	6,156,120
4,875,000	CA Statewide CDA (Sutter Health/California Pacific Medical Center Obligated Group)[1]	5.250		11/15/2048	5,141,516
200,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)[1]	5.600		09/01/2020	206,246
555,300,000	CA Statewide Financing Authority Tobacco Settlement	7.001	[3]	06/01/2055	5,575,212
260,000,000	CA Statewide Financing Authority Tobacco Settlement	7.876	[3]	06/01/2055	2,142,400
4,500,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2037	3,938,580
1,405,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	1,209,410
100,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	86,079
55,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.700		09/01/2020	42,878
2,500,000	Calexico, CA Community Redevel. Agency Tax Allocation (Central Business District & Residential Redevel.)[1]	7.250		08/01/2033	2,756,175
10,465,000	Cerritos, CA Community College District[5]	5.250		08/01/2033	11,903,459
165,000	Chino, CA Community Facilities District Special Tax[1]	5.000		09/01/2026	158,874
985,000	Chino, CA Community Facilities District Special Tax No. 2005-1[1]	5.000		09/01/2023	962,946
1,490,000	Chino, CA Community Facilities District Special Tax No. 2005-1[1]	5.000		09/01/2036	1,277,511
350,000	Chino, CA Community Facilities District Special Tax No. 2009-19-1[1]	6.250		09/01/2027	360,672
275,000	Chino, CA Community Facilities District Special Tax No. 2009-19-1[1]	6.375		09/01/2028	283,390
1,300,000	Chino, CA Community Facilities District Special Tax No. 2009-19-1[1]	6.750		09/01/2040	1,339,585
1,440,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1[1]	6.625		09/01/2039	1,515,571
19 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$33,000,000	Desert, CA Community College District[5]	5.000%		08/01/2037	$35,227,170
25,000	Eastern CA Municipal Water District Community Facilities Special Tax[1]	6.300		09/01/2022	25,404
840,000	Elsinore Valley, CA Municipal Water District Community Facilities District No. 2004-1[1]	6.625		09/01/2040	887,250
10,000,000	Foothill, CA De Anza Community College District[1]	5.000		08/01/2040	11,173,500
100,000	Fort Bragg, CA Redevel. Agency Tax Allocation[1]	5.300		05/01/2024	103,261
15,000,000	Grossmont, CA Union High School District[5]	5.500		08/01/2045	17,346,450
200,000	Imperial, CA Redevel. Agency Tax Allocation (Imperial Redevel.)[1]	5.000		12/01/2036	168,216
80,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.750	[3]	06/01/2047	1,878,400
432,795,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.626	[3]	06/01/2057	3,440,720
1,000,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.001	[3]	06/01/2057	7,950,000
1,490,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 4[1]	5.700		09/01/2034	1,497,927
400,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2028	412,176
350,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2029	360,626
310,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2030	319,396
350,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2031	360,584
500,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2032	515,100
1,000,000	Lake Elsinore, CA Unified School District Community Facilities District No. 04-3[1]	5.250		09/01/2029	951,450
1,335,000	Lathrop, CA Special Tax Community Facilities District No. 03-2[1]	7.000		09/01/2033	1,356,360
8,755,000	Los Angeles County, CA Unified School District[5]	5.000		01/01/2034	9,645,629
1,625,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)[1]	5.750		09/01/2040	1,652,414
31,940,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[5]	5.375		05/15/2030	35,321,168
5,000,000	Los Angeles, CA Dept. of Water & Power[5]	5.000		07/01/2034	5,555,950
90,000	Los Angeles, CA Multifamily Hsg. (Arminta North & South)	7.700		06/20/2028	90,048
4,500,000	Los Angeles, CA Regional Airports Improvement Corp. (Air Canada)	8.750		10/01/2014	4,499,820
10,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.000		12/01/2012	9,525
5,350,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.125		12/01/2024	4,830,408
17,810,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.500		12/01/2024	16,057,140
20 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

California Continued
$79,145,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.500%		12/01/2024	$71,355,549
12,295,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta-Continental Airlines)[1]	9.250		08/01/2024	12,321,311
26,875,000	Los Angeles, CA Unified School District[5]	5.000		07/01/2030	28,765,336
11,000,000	Los Angeles, CA Unified School District[5]	5.000		07/01/2032	12,053,470
30,000,000	Los Angeles, CA Unified School District[5]	5.000		07/01/2032	32,873,100
7,330,000	Los Angeles, CA Unified School District[5]	5.000		01/01/2034	8,076,258
10,550,000	Los Angeles, CA Unified School District[5]	5.000		01/01/2034	11,623,635
200,000	Maywood, CA Public Financing Authority[1]	7.000		09/01/2038	184,450
1,250,000	Modesto, CA Special Tax Community Facilities District No. 4[1]	5.150		09/01/2036	1,141,150
1,470,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax[1]	5.000		09/01/2037	1,308,756
11,535,000	Newport Beach, CA (Presbyterian Hoag Memorial Hospital)[5]	5.000		12/01/2024	12,159,891
20,000,000	Northern CA Tobacco Securitization Authority (TASC)[1]	5.375		06/01/2038	14,513,400
115,975,000	Northern CA Tobacco Securitization Authority (TASC)	6.375	[3]	06/01/2045	3,211,348
2,825,000	Novato, CA Redevel. Agency (Hamilton Field Redevel.)[1]	6.750		09/01/2040	3,206,855
5,925,000	Palm Desert, CA Improvement Bond Act 1915[1]	5.100		09/02/2037	4,473,790
15,435,000	Peralta, CA Community College District[5]	5.000		08/01/2035	16,048,508
1,000,000	Perris, CA Community Facilities District Special Tax[1]	5.300		09/01/2035	947,670
10,000	Perris, CA Public Financing Authority, Series A1	6.125		09/01/2034	10,205
19,625,000	River Rock, CA Entertainment Authority	8.000		11/01/2018	17,304,736
1,750,000	Riverside County, CA Redevel. Agency[1]	7.125		10/01/2042	2,024,155
4,700,000	Riverside, CA (Recovery Zone Facility) COP[1]	5.500		03/01/2040	4,895,003
400,000	Riverside, CA Special Tax Community Facilities District No. 92-1, Series A1	5.300		09/01/2034	367,164
1,345,000	Riverside, CA Unified School District Special Tax Community Facilities District No. 15[1]	5.600		09/01/2034	1,351,268
1,750,000	Sacramento County, CA COP[1]	5.750		02/01/2030	1,935,833
325,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)[1]	5.625		09/01/2034	327,844
825,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)[1]	5.750		09/01/2040	833,300
2,000,000	San Buenaventura, CA Community Memorial Health Systems[1]	8.000		12/01/2031	2,337,460
2,200,000	San Diego County, CA COP	5.700		02/01/2028	1,691,206
16,260,000	San Francisco, CA Bay Area Toll Authority[5]	5.125		04/01/2047	17,717,113
750,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.750		08/01/2041	845,873
21 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$1,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	7.000%		08/01/2041	$1,125,780
6,000,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.750		06/01/2026	6,611,220
48,440,000	Southern CA Tobacco Securitization Authority[1]	5.125		06/01/2046	33,170,259
195,570,000	Southern CA Tobacco Securitization Authority	6.383	[3]	06/01/2046	5,106,333
41,325,000	Southern CA Tobacco Securitization Authority	6.400	[3]	06/01/2046	1,027,340
143,080,000	Southern CA Tobacco Securitization Authority	7.100	[3]	06/01/2046	3,279,394
1,335,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	5.875		06/01/2035	1,394,287
1,425,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	6.000		06/01/2045	1,491,377
5,425,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.450		09/01/2026	3,838,784
11,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.500		09/01/2036	7,238,330
4,665,000	Tustin, CA Community Facilities District Special Tax (Legacy/Columbus)[1]	6.000		09/01/2036	4,759,886
200,000	Upland, CA Community Facilities District (San Antonio)[1]	6.100		09/01/2034	199,258
3,500,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.500		09/01/2042	3,946,215
60,000	West Patterson, CA Financing Authority Special Tax[1]	6.700		09/01/2032	59,797
35,000	West Patterson, CA Financing Authority Special Tax Community Facilities District No. 2001-1-A1	6.500		09/01/2026	35,001
7,000,000	West Sacramento, CA Special Tax Community Facilities District No. 27[1]	7.000		09/01/2040	7,081,340
4,755,000	Western Placer, CA Unified School District[1]	5.750		08/01/2049	5,140,821
15,000,000	Westminster, CA Redevel. Agency Tax Allocation[5]	5.750		11/01/2045	17,103,300
7,500,000	Westminster, CA Redevel. Agency Tax Allocation[5]	6.250		11/01/2039	9,008,475
75,000	Woodland, CA Special Tax Community Facilities District No. 1[1]	6.000		09/01/2028	72,851

					1,123,603,322

Colorado—4.9%
1,750,000	Arkansas River, CO Power Authority[1]	6.125		10/01/2040	1,855,998
1,000,000	CO Andonea Metropolitan District No. 2[1]	6.125		12/01/2025	900,230
2,380,000	CO Andonea Metropolitan District No. 3[1]	6.250		12/01/2035	1,961,025
5,000,000	CO Arista Metropolitan District[1]	6.750		12/01/2035	3,942,950
14,000,000	CO Arista Metropolitan District	9.250		12/01/2037	10,567,060
3,000,000	CO Beacon Point Metropolitan District[1]	6.125		12/01/2025	3,005,250
3,500,000	CO Beacon Point Metropolitan District[1]	6.250		12/01/2035	3,456,915
500,000	CO Castle Oaks Metropolitan District[1]	6.125		12/01/2035	416,915
22 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Colorado Continued
$5,505,000	CO Central Marksheffel Metropolitan District[1]	7.250%		12/01/2029	$5,582,070
1,000,000	CO Confluence Metropolitan District[1]	5.400		12/01/2027	821,790
1,000,000	CO Copperleaf Metropolitan District No. 2[1]	5.850		12/01/2026	747,210
1,850,000	CO Copperleaf Metropolitan District No. 2[1]	5.950		12/01/2036	1,255,651
1,025,000	CO Country Club Highlands Metropolitan District	7.250		12/01/2037	902,615
1,500,000	CO Crystal Crossing Metropolitan District[1,4]	6.000		12/01/2036	1,126,755
1,210,000	CO Educational and Cultural Facilities Authority (Carbon Valley Academy Charter School)	5.625		12/01/2036	874,576
1,287,000	CO Elbert and Highway 86 Metropolitan District[1]	5.750		12/01/2036	913,127
4,475,000	CO Elbert and Highway 86 Metropolitan District[4]	7.500		12/01/2032	2,938,285
2,385,000	CO Elkhorn Ranch Metropolitan District	6.375		12/01/2035	2,053,604
671,000	CO Fallbrook Metropolitan District[1]	5.625		12/01/2026	567,961
1,800,000	CO Fossil Ridge Metropolitan District No. 1[1]	7.250		12/01/2040	1,854,090
1,225,000	CO Health Facilities Authority Health & Residential Care Facilities (Volunteers of America)[1]	5.300		07/01/2037	1,045,966
2,942,000	CO Heritage Todd Creek Metropolitan District[1]	5.500		12/01/2037	2,199,498
5,080,000	CO High Plains Metropolitan District[1]	6.125		12/01/2025	4,492,346
10,875,000	CO High Plains Metropolitan District[1]	6.250		12/01/2035	8,960,565
491,000	CO Horse Creek Metropolitan District[1]	5.750		12/01/2036	382,077
165,000	CO Hsg. & Finance Authority[1]	8.400		10/01/2021	168,171
5,000	CO Hsg. & Finance Authority (Single Family)[1]	6.800		04/01/2030	5,127
500,000	CO Huntington Trails Metropolitan District[1]	6.250		12/01/2036	506,380
1,700,000	CO Huntington Trails Metropolitan District[1]	8.250		12/01/2037	1,664,181
2,500,000	CO International Center Metropolitan District No. 3[1]	6.500		12/01/2035	2,013,725
1,128,000	CO Liberty Ranch Metropolitan District[4]	6.250		12/01/2036	926,652
1,875,000	CO Madre Metropolitan District No. 2[1]	5.500		12/01/2036	1,231,088
2,800,000	CO Mountain Shadows Metropolitan District[1]	5.625		12/01/2037	2,170,224
1,665,000	CO Multifamily Hsg. Revenue Bond Pass-Through Certificates (MS Loveland/American International Obligated Group)[1]	6.000	[6]	11/01/2033	1,647,950
3,000,000	CO Murphy Creek Metropolitan District No. 3[2]	6.000		12/01/2026	1,490,970
10,060,000	CO Murphy Creek Metropolitan District No. 3[4]	6.125		12/01/2035	4,947,106
2,275,000	CO Neu Towne Metropolitan District[2]	7.250		12/01/2034	684,115
1,290,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2018	1,284,814
1,000,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2037	903,150
4,500,000	CO Northwest Metropolitan District No. 3[1]	6.125		12/01/2025	4,245,300
7,855,000	CO Northwest Metropolitan District No. 3[1]	6.250		12/01/2035	7,167,295
12,585,000	CO Park Valley Water and Sanitation Metropolitan District	6.000	[3]	12/15/2017	5,093,653
1,590,000	CO Potomac Farms Metropolitan District[1]	7.250		12/01/2037	1,262,476
23 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Colorado Continued
$320,000	CO Potomac Farms Metropolitan District[1]	7.625%		12/01/2023	$322,067
780,000	CO Prairie Center Metropolitan District No. 3[1]	5.250		12/15/2021	728,021
1,250,000	CO Prairie Center Metropolitan District No. 3[1]	5.400		12/15/2031	1,070,375
970,000	CO Prairie Center Metropolitan District No. 3[1]	5.400		12/15/2031	830,611
2,259,000	CO Regency Metropolitan District[1]	5.750		12/01/2036	1,784,633
16,250,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000		01/15/2034	17,451,688
6,530,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000		01/15/2041	6,970,971
3,500,000	CO Regional Transportation District COP (Denver Transportation Partners)[1]	5.375		06/01/2031	3,947,685
1,750,000	CO Serenity Ridge Metropolitan District No. 2[4]	7.500		12/01/2034	841,243
500,000	CO Silver Peaks Metropolitan District[1]	5.750		12/01/2036	383,730
5,153,000	CO Sorrell Ranch Metropolitan District[1]	5.750		12/01/2036	4,891,794
1,720,000	CO Sorrell Ranch Metropolitan District[2]	6.750		12/15/2036	1,644,423
1,315,000	CO Stoneridge Metropolitan District[1]	5.625		12/01/2036	1,087,334
8,000,000	CO Talon Pointe Metropolitan District	8.000		12/01/2039	8,035,440
655,000	CO Todd Creek Farms Metropolitan District No. 1[2]	6.125		12/01/2019	326,649
695,000	CO Traditions Metropolitan District No. 2[1]	5.750		12/01/2036	627,175
4,390,000	CO Traditions Metropolitan District No. 2 CAB	0.000	[7]	12/15/2037	3,786,595
3,755,000	CO Waterview I Metropolitan District	8.000		12/15/2032	3,705,772
500,000	CO Wheatlands Metropolitan District[1]	6.000		12/01/2025	444,720
2,500,000	CO Wheatlands Metropolitan District[1]	6.125		12/01/2035	2,061,075
4,000,000	CO Wheatlands Metropolitan District No. 2	8.250		12/15/2035	4,012,440
3,875,000	CO Woodmen Heights Metropolitan District No. 1[4]	6.750		12/01/2020	2,112,146
21,195,000	CO Woodmen Heights Metropolitan District No. 1[4]	7.000		12/01/2030	11,088,164
500,000	CO Wyndham Hill Metropolitan District[1]	6.250		12/01/2025	445,515
892,000	CO Wyndham Hill Metropolitan District[1]	6.375		12/01/2035	746,854
18,510,000	Colorado Springs, CO Urban Renewal (University Village Colorado)	7.000		12/01/2029	12,122,384
70,375,000	Denver, CO City & County Airport Special Facilities (United Air Lines)[1]	5.250		10/01/2032	63,166,489
35,200,000	Denver, CO City & County Airport Special Facilities (United Air Lines)[1]	5.750		10/01/2032	33,629,024
950,000	Denver, CO International Business Center Metropolitan District No. 1[1]	5.000		12/01/2030	994,479
1,700,000	Denver, CO International Business Center Metropolitan District No. 1[1]	5.375		12/01/2035	1,790,219
675,000	Eagle County, CO Airport Terminal Corp.[1]	5.250		05/01/2020	666,461
750,000	Tabernash Meadows, CO Water & Sanitation District[1]	7.125		12/01/2034	815,850

					292,768,932
24 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Connecticut—0.1%
$145,000	CT Devel. Authority (Bridgeport Hydraulic Company)[1]	6.150%		04/01/2035	$145,080
125,000	CT Devel. Authority (Bridgeport Hydraulic Company)[1]	6.150		04/01/2035	125,069
25,000	CT H&EFA (Bridgeport Hospital/Bridgeport Hospital Foundation Obligated Group)	6.500		07/01/2012	25,101
20,000	CT H&EFA (St. Mary’s Hospital Corp.)[1]	5.500		07/01/2012	20,020
470,000	Georgetown, CT Special Taxing District[2]	5.125		10/01/2036	236,932
3,750,000	Mashantucket, CT Western Pequot Tribe, Series B2	5.500		09/01/2036	1,375,988
1,750,000	Mashantucket, CT Western Pequot Tribe, Series B2	5.750		09/01/2027	646,538
6,000,000	Mashantucket, CT Western Pequot Tribe, Series B2,8	6.500		09/01/2031	2,207,400

					4,782,128

Delaware—0.1%
1,400,000	Bridgeville, DE Special Obligation (Heritage Shores)[1]	5.450		07/01/2035	1,055,656
6,939,000	Millsboro, DE Special Obligation (Plantation Lakes)[1]	5.450		07/01/2036	5,394,379

					6,450,035

District of Columbia—3.7%
10,000,000	District of Columbia (Howard University)[1]	6.250		10/01/2032	11,186,300
25,610,000	District of Columbia (Howard University)[1]	6.500		10/01/2041	28,600,736
5,000,000	District of Columbia (National Public Radio)[5]	5.000		04/01/2035	5,434,100
28,525,000	District of Columbia (National Public Radio)[5]	5.000		04/01/2043	29,488,273
3,200,000	District of Columbia Center for Strategic & International Studies[1]	6.375		03/01/2031	3,340,704
2,000,000	District of Columbia Center for Strategic & International Studies[1]	6.625		03/01/2041	2,123,800
95,000	District of Columbia Tobacco Settlement Financing Corp.	6.250		05/15/2024	96,447
32,680,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750		05/15/2040	33,065,297
1,375,680,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.897	[3]	06/15/2055	13,206,528
1,055,000,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	7.250	[3]	06/15/2055	8,661,550
29,315,000	Metropolitan Washington D.C. Airport Authority[5]	5.000		10/01/2032	30,530,912
16,615,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)	1.060	[3]	10/01/2041	15,131,945
38,485,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road-Metrorail)[1]	0.000	[7]	10/01/2044	28,625,913
12,100,000	Metropolitan Washington D.C. Airport Authority, Series B5	5.000		10/01/2034	12,370,305

					221,862,810

Florida—14.8%
1,040,000	Aberdeen, FL Community Devel. District[2]	5.250		11/01/2015	542,266
300,000	Aberdeen, FL Community Devel. District[2]	5.500		11/01/2011	156,423
22,500,000	Aberdeen, FL Community Devel. District[4]	5.500		05/01/2036	11,392,650
25 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$8,000,000	Alachua County, FL Industrial Devel. Revenue (North Florida Retirement Village)[1]	5.875%	11/15/2042	$6,546,800
5,350,000	Amelia Concourse, FL Community Devel. District[2]	5.750	05/01/2038	2,082,220
190,000	Arborwood, FL Community Devel. District (Centex Homes)[1]	5.250	05/01/2016	180,741
13,820,000	Arlington Ridge, FL Community Devel. District[4]	5.500	05/01/2036	5,472,858
2,200,000	Avelar Creek, FL Community Devel. District[1]	5.375	05/01/2036	1,968,560
1,045,000	Avignon Villages, FL Community Devel. District[2]	5.300	05/01/2014	261,156
755,000	Avignon Villages, FL Community Devel. District[2]	5.400	05/01/2037	188,682
2,545,000	Bainebridge, FL Community Devel. District[4]	5.500	05/01/2038	1,517,863
14,970,000	Baker, FL Correctional Devel. Corp. (Detention Center)	7.500	02/01/2030	12,993,661
2,175,000	Bay Laurel Center, FL Community Devel. District Special Assessment[1]	5.450	05/01/2037	1,893,294
225,000	Bayshore, FL Hsg. Corp.[2]	8.000	12/01/2016	49,606
4,260,000	Baywinds, FL Community Devel. District[1]	4.900	05/01/2012	3,980,544
10,230,000	Baywinds, FL Community Devel. District[1]	5.250	05/01/2037	5,292,184
10,640,000	Bella Verde, FL Golf Community Devel. District[2]	7.250	12/18/2008	2,945,152
10,000,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment[1]	7.375	05/01/2034	10,003,600
9,625,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment[1]	7.500	05/01/2034	9,642,614
3,840,000	Boynton Village, FL Community Devel. District Special Assessment[2]	6.000	05/01/2038	3,228,557
75,000	Broward County, FL Educational Facilities Authority (Pompano Oaks Apartments)[1]	6.000	12/01/2027	75,098
12,475,000	Broward County, FL HFA (Pembroke Village Apartments)[1]	7.000	06/01/2046	10,037,884
360,000	Broward County, FL HFA (Single Family)[1]	5.000	10/01/2039	360,756
15,000	Broward County, FL HFA (Stirling Apartments)[1]	5.600	10/01/2018	15,007
125,000	Broward County, FL HFA (Stirling Apartments)[1]	5.750	04/01/2038	124,153
5,845,000	Buckeye Park, FL Community Devel. District[2]	7.875	05/01/2038	2,619,028
770,000	Cascades, FL Groveland Community Devel. District[1]	5.300	05/01/2036	571,001
25,500,000	CFM, FL Community Devel. District, Series A2	6.250	05/01/2035	10,948,935
2,500,000	Chapel Creek, FL Community Devel. District Special Assessment[2]	5.200	05/01/2011	1,050,200
3,665,000	Chapel Creek, FL Community Devel. District Special Assessment[2]	5.250	05/01/2015	1,539,593
12,480,000	Chapel Creek, FL Community Devel. District Special Assessment[2]	5.500	05/01/2038	5,242,598
26,530,000	Clearwater Cay, FL Community Devel. District[2]	5.500	05/01/2037	10,108,195
55,000	Collier County, FL IDA (Allete)[1]	6.500	10/01/2025	55,027
16,095,000	Concord Stations, FL Community Devel. District[1]	5.300	05/01/2035	9,229,195
26 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$3,775,000	Connerton West, FL Community Devel. District[2]	5.125%	05/01/2016	$1,472,288
4,310,000	Connerton West, FL Community Devel. District[2]	5.400	05/01/2038	1,680,943
4,900,000	Copperstone, FL Community Devel. District[1]	5.200	05/01/2038	3,779,174
3,230,000	Creekside, FL Community Devel. District[2]	5.200	05/01/2038	1,356,632
2,625,000	Crosscreek, FL Community Devel. District[2]	5.500	05/01/2017	1,129,564
1,255,000	Crosscreek, FL Community Devel. District[2]	5.600	05/01/2039	540,039
9,200,000	Cypress Creek of Hillsborough County, FL Community Devel. District[1]	5.350	05/01/2037	4,529,712
45,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050	11/01/2039	45,000
90,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.650	09/01/2017	90,162
1,520,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[1]	8.000	06/01/2022	1,512,902
75,000	Dade County, FL Res Rec[1]	5.500	10/01/2013	75,263
7,745,000	Deer Run, FL Community Devel. District Special Assessment[2]	7.625	05/01/2039	4,160,072
2,480,000	Durbin Crossing, FL Community Devel. District Special Assessment[2]	5.250	11/01/2015	1,951,090
3,310,000	East Homestead, FL Community Devel. District[1]	5.375	05/01/2036	2,475,317
2,185,000	East Park, FL Community Devel. District Special Assessment[2]	7.500	05/01/2039	1,633,615
1,055,000	Easton Park, FL Community Devel. District[1]	5.200	05/01/2037	924,792
30,615,000	Fiddler’s Creek, FL Community Devel. District No. 2[2]	6.000	05/01/2038	14,848,581
3,085,000	FL Capital Trust Agency (American Opportunity)[2]	5.750	06/01/2023	1,758,666
2,000,000	FL Capital Trust Agency (American Opportunity)[2]	5.875	06/01/2038	1,140,140
940,000	FL Capital Trust Agency (American Opportunity)[2]	7.250	06/01/2038	5,396
685,000	FL Capital Trust Agency (American Opportunity)[2]	8.250	06/01/2038	5,747
7,000,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[2]	7.000	07/15/2032	3,150,000
13,000,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[2]	8.260	07/15/2038	5,850,000
1,750,000	FL Capital Trust Agency (Miami Community Charter School)[1]	7.000	10/15/2040	1,709,575
2,345,000	FL Gateway Services Community Devel. District (Sun City Center)[1]	6.500	05/01/2033	2,345,657
1,480,000	FL Gateway Services District (Water & Sewer)[1]	6.000	10/01/2019	1,500,912
30,000	FL HFA (Hsg. Partners of Panama City)[1]	5.700	05/01/2037	29,253
115,000	FL HFA (Reserve at Kanapaha)[1]	5.700	07/01/2037	110,668
20,000	FL HFA (Spinnaker Cove Apartments)[1]	6.500	07/01/2036	20,151
1,345,000	FL HFA (St. Cloud Village Associates)	8.000	02/15/2030	1,142,107
95,000	FL HFA (Stoddert Arms Apartments)[1]	6.250	09/01/2026	95,039
35,000	FL HFA (Willow Lake Apartments)[1]	5.250	01/01/2021	34,999
70,000	FL HFA (Willow Lake Apartments)[1]	5.350	07/01/2027	67,715
100,000	FL HFC (Ashton Point Apartments)[1]	5.750	07/01/2036	100,087
75,000	FL HFC (Brittany of Rosemont)[1]	6.250	07/01/2035	75,006
27 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$20,000	FL HFC (East Lake Apartments)[1]	5.050%	10/01/2026	$19,613
45,000	FL HFC (Grande Pointe Apartments)[1]	6.000	07/01/2038	45,045
25,000	FL HFC (Raceway Pointe Apartments)[1]	5.950	09/01/2032	25,008
10,000	FL HFC (River Trace Senior Apartments)[1]	5.800	01/01/2041	10,008
10,000	FL HFC (Sanctuary Winterlakes)[1]	5.850	09/01/2026	10,012
170,000	FL HFC (Spring Harbor Apartments)[1]	5.900	08/01/2039	170,009
10,000	FL HFC (Sundance Pointe Associates)[1]	5.850	02/01/2037	10,009
4,910,000	FL HFC (Westchase Apartments)	6.610	07/01/2038	3,503,678
8,330,000	FL Island at Doral III Community Devel. District Special Assessment[1]	5.900	05/01/2035	8,245,950
3,400,000	FL Lake Ashton II Community Devel. District[4]	5.375	05/01/2036	2,709,188
1,555,000	FL New Port Tampa Bay Community Devel. District[2]	5.300	11/01/2012	313,348
24,390,000	FL New Port Tampa Bay Community Devel. District[2]	5.875	05/01/2038	4,914,829
1,500,000	FL Parker Road Community Devel. District	5.350	05/01/2015	765,105
1,440,000	FL Parker Road Community Devel. District	5.600	05/01/2038	734,501
1,490,000	Flora Ridge, FL Educational Facilities Benefit District[1]	5.300	05/01/2037	1,237,460
4,408,132	Forest Creek, FL Community Devel. District[4]	5.450	05/01/2036	2,830,638
1,510,000	Forest Creek, FL Community Devel. District[1]	5.450	05/01/2036	1,420,940
70,000	Forest Creek, FL Community Devel. District[4]	7.000	11/01/2013	68,534
8,350,000	Glades, FL Correctional Devel. Corp. (Glades County Detention)[1]	7.375	03/01/2030	8,399,432
12,200,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[2]	5.500	05/01/2038	5,259,542
2,805,000	Greyhawk Landing, FL Community Devel. District Special Assessment[1]	7.000	05/01/2033	2,878,547
5,670,000	Hammocks, FL Community Devel. District Special Assessment[1]	5.500	05/01/2037	4,833,959
3,400,000	Harrison Ranch, FL Community Devel. District[1]	5.300	05/01/2038	3,120,588
10,980,000	Heritage Bay, FL Community Devel. District[1]	5.500	05/01/2036	9,869,263
17,305,000	Heritage Harbour North, FL Community Devel. District[1]	6.375	05/01/2038	15,536,083
1,910,000	Heritage Plantation, FL Community Devel. District[2]	5.100	11/01/2013	765,356
3,480,000	Heritage Plantation, FL Community Devel. District[4]	5.400	05/01/2037	1,394,471
930,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A2	5.500	05/01/2036	367,731
13,500,000	Highlands County, FL Health Facilities Authority (ABH/AGH/AHSGA Obligated Group)[5]	5.125	11/15/2032	14,212,935
10,000,000	Highlands County, FL Health Facilities Authority (ABH/AGH/AHSGA Obligated Group)[5]	5.250	11/15/2036	10,528,100
4,835,000	Highlands, FL Community Devel. District[2]	5.550	05/01/2036	2,919,325
6,020,000	Hillsborough County, FL IDA (H. Lee Moffitt Cancer Center)[1]	5.000	07/01/2031	6,202,406
28 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$2,000,000	Hillsborough County, FL IDA (National Gypsum Company)[1]	7.125%	04/01/2030	$1,867,700
8,150,000	Hillsborough County, FL IDA (Senior Care Group)[1]	6.700	07/01/2021	8,151,630
6,035,000	Hillsborough County, FL IDA (Senior Care Group)[1]	6.750	07/01/2029	6,034,095
10,930,000	Indigo, FL Community Devel. District	5.750	05/01/2036	6,106,919
1,115,000	Keys Cove, FL Community Devel. District[1]	5.875	05/01/2035	1,124,243
17,000,000	Lakeland, FL Energy System[5]	5.250	10/01/2036	20,907,110
2,000,000	Lakeside Landings, FL Devel. District[2]	5.250	05/01/2013	821,020
750,000	Lakeside Landings, FL Devel. District[2]	5.500	05/01/2038	307,883
8,940,000	Lakewood Ranch, FL Stewardship District[1]	5.500	05/01/2036	6,311,998
17,280,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)[1]	5.400	05/01/2037	12,912,826
40,475	Largo, FL Sun Coast Health System (Sun Coast Hospital)[2]	6.200	03/01/2013	—
5,000	Lee County, FL IDA (Cypress Cove Healthpark)[1]	6.250	10/01/2017	4,491
1,100,000	Legends Bay, FL Community Devel. District	5.500	05/01/2014	912,384
4,155,000	Legends Bay, FL Community Devel. District	5.875	05/01/2038	2,875,426
100,000	Leon County, FL Educational Facilities Authority (Southgate Residence Hall)[1]	6.750	09/01/2028	94,678
1,315,000	Liberty County, FL Revenue (Twin Oaks)[1]	8.250	07/01/2028	1,319,208
1,355,000	Madison County, FL Mtg. (Twin Oaks)[1]	6.000	07/01/2025	1,267,494
5,000,000	Magnolia Creek, FL Community Devel. District[2]	5.600	05/01/2014	2,000,550
5,360,000	Magnolia Creek, FL Community Devel. District[2]	5.900	05/01/2039	2,144,590
2,805,000	Magnolia West, FL Community Devel. District Special Assessment[2]	5.350	05/01/2037	1,545,303
2,900,000	Main Street, FL Community Devel. District[1]	6.800	05/01/2038	2,657,560
14,915,000	Martin County, FL IDA (Indiantown Cogeneration)[1]	7.875	12/15/2025	14,967,203
1,235,000	Martin County, FL IDA (Indiantown Cogeneration)[1]	8.050	12/15/2025	1,239,323
15,000,000	Miami-Dade County, FL Aviation (Miami International Airport)[5]	5.000	10/01/2040	15,556,650
2,700,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.375	10/01/2035	3,018,762
16,975,000	Miami-Dade County, FL Building Better Communities[1]	5.000	07/01/2041	18,666,050
10,000,000	Miami-Dade County, FL School Board COP[5]	5.000	02/01/2027	11,149,400
10,000,000	Miami-Dade County, FL School Board COP[5]	5.250	02/01/2027	11,305,300
50,000,000	Miami-Dade County, FL School Board COP[5]	5.375	02/01/2034	55,123,500
18,500,000	Miromar Lakes, FL Community Devel. District[1]	6.875	05/01/2035	16,996,875
9,325,000	Miromar Lakes, FL Community Devel. District[1]	7.375	05/01/2032	9,089,544
13,065,000	Montecito, FL Community Devel. District[2]	5.100	05/01/2013	5,436,477
5,525,000	Montecito, FL Community Devel. District	5.500	05/01/2037	2,299,008
650,000	Moody River, FL Estates Community Devel. District[1]	5.350	05/01/2036	423,397
16,000,000	Myrtle Creek, FL Improvement District Special Assessment[1]	5.200	05/01/2037	13,111,200
29 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$10,890,000	Nassau County, FL (Nassau Care Centers)[1]	6.900%	01/01/2038	$9,881,042
5,305,000	Naturewalk, FL Community Devel. District[4]	5.300	05/01/2016	2,658,389
6,320,000	Naturewalk, FL Community Devel. District[4]	5.500	05/01/2038	3,167,015
13,680,000	North Springs, FL Improvement District (Parkland Golf-Country Club)[1]	5.450	05/01/2026	12,668,227
3,855,000	Oak Creek, FL Community Devel. District Special Assessment[1]	5.800	05/01/2035	3,612,019
2,750,000	Oakmont Grove, FL Community Devel. District Special Assessment[2]	5.250	05/01/2012	962,528
4,595,000	Oakmont Grove, FL Community Devel. District Special Assessment[2]	5.400	05/01/2038	1,608,296
2,920,000	Old Palm, FL Community Devel. District (Palm Beach Gardens)[1]	5.375	05/01/2014	2,898,129
1,535,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)[1]	8.875	07/01/2021	1,541,739
3,200,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)[1]	9.000	07/01/2031	3,210,848
750,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)[1]	5.500	07/01/2032	669,713
100,000	Orange County, FL HFA (Loma Vista)[1]	5.450	09/01/2024	98,123
3,000,000	Orange County, FL HFA (Loma Vista)[1]	5.500	03/01/2032	2,796,300
5,000	Orange County, FL HFA (Park Avenue Villas)[1]	5.250	09/01/2031	5,003
3,750,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[2]	7.000	07/01/2036	1,012,688
13,000,000	Palm Beach County, FL Health Facilities Authority (Bethesda Healthcare System)[1]	5.250	07/01/2040	14,011,400
55,000	Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)[1]	6.100	08/01/2029	55,073
13,575,000	Palm Coast Park, FL Community Devel. District Special Assessment[1]	5.700	05/01/2037	8,764,020
2,700,000	Palm Glades, FL Community Devel. District[1]	5.300	05/01/2036	2,221,803
6,435,000	Palm Glades, FL Community Devel. District Special Assessment[1]	7.125	05/01/2039	5,841,307
1,850,000	Palm River, FL Community Devel. District[2]	5.150	05/01/2013	736,874
1,565,000	Palm River, FL Community Devel. District[2]	5.375	05/01/2036	623,355
1,535,000	Panther Trails, FL Community Devel. District[1]	5.600	05/01/2036	1,497,101
1,500,000	Parkway Center, FL Community Devel. District, Series A1	6.300	05/01/2034	1,255,620
6,245,000	Pine Ridge Plantation, FL Community Devel. District[2]	5.400	05/01/2037	4,086,104
2,250,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)[1]	7.125	09/15/2041	2,322,090
4,620,000	Pinellas County, FL Health Facility Authority (St. Mark Village)[1]	5.650	05/01/2037	4,002,398
30,000	Pinellas County, FL HFA (Single Family Hsg.)[1]	5.200	03/01/2037	30,249
30 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$1,805,000	Poinciana West, FL Community Devel. District Special Assessment[1]	6.000%	05/01/2037	$1,706,989
1,500,000	Port St. Lucie, FL Special Assessment (Peacock & Lowry)[1]	5.350	07/01/2027	1,328,175
10,400,000	Portico, FL Community Devel. District[1]	5.450	05/01/2037	4,983,056
3,005,000	Portofino Cove, FL Community Devel. District Special Assessment[2]	5.500	05/01/2038	1,191,212
5,905,000	Portofino Isles, FL Community Devel. District (Portofino Court)[2]	5.600	05/01/2036	1,746,168
1,000,000	Portofino Landings, FL Community Devel. District Special Assessment[2]	5.200	05/01/2017	396,410
1,955,000	Portofino Landings, FL Community Devel. District Special Assessment[2]	5.400	05/01/2038	774,982
2,470,000	Portofino Vista, FL Community Devel. District[2]	5.000	05/01/2013	979,133
2,935,000	Quarry, FL Community Devel. District[1]	5.500	05/01/2036	2,505,991
465,000	Renaissance Commons, FL Community Devel. District, Series A1	5.600	05/01/2036	405,048
6,490,000	Renaissance, FL Community Devel. District[1]	7.000	05/01/2033	6,505,122
7,200,000	Reunion East, FL Community Devel. District[4]	5.800	05/01/2036	3,534,336
3,070,000	Reunion East, FL Community Devel. District[4]	7.375	05/01/2033	1,506,817
6,930,000	Reunion East, FL Community Devel. District[1]	7.375	05/01/2033	6,895,489
6,415,000	Ridgewood Trails, FL Community Devel. District[4]	5.650	05/01/2038	3,343,883
9,195,000	River Bend, FL Community Devel. District[2]	5.450	05/01/2035	3,959,919
5,795,000	River Bend, FL Community Devel. District[2]	7.125	11/01/2015	2,494,805
7,890,000	River Glen, FL Community Devel. District Special Assessment[2]	5.450	05/01/2038	3,146,611
2,870,000	Rolling Hills, FL Community Devel. District[4]	5.125	11/01/2013	1,735,546
8,210,000	Rolling Hills, FL Community Devel. District[4]	5.450	05/01/2037	4,112,471
200,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	96,998
1,895,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.500	07/01/2040	1,920,564
27,450,000	Sarasota, FL National Community Devel. District Special Assessment[2]	5.300	05/01/2039	9,610,245
4,410,000	Seminole County, FL IDA (Progressive Health)[1]	7.500	03/01/2035	3,962,561
775,000	Six Mile Creek, FL Community Devel. District[4]	5.500	05/01/2017	252,193
8,625,000	Six Mile Creek, FL Community Devel. District[4]	5.875	05/01/2038	2,806,661
6,900,000	South Bay, FL Community Devel. District[2]	5.125	11/01/2009	2,212,209
14,510,000	South Bay, FL Community Devel. District[2]	5.375	05/01/2013	3,164,776
16,775,000	South Bay, FL Community Devel. District[2]	5.950	05/01/2036	5,378,233
11,000,000	South Fork East, FL Community Devel. District[1]	5.350	05/01/2036	8,905,600
3,615,000	South Fork East, FL Community Devel. District[2]	6.500	05/01/2038	1,520,144
2,230,000	South Fork East, FL Community Devel. District	7.000	11/01/2015	1,768,903
3,900,000	St. John’s Forest, FL Community Devel. District, Series A1	6.125	05/01/2034	3,768,726
31 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$3,100,000	St. Johns County, FL IDA (Glenmoor Health Care)[1]	5.375%	01/01/2040	$2,378,444
3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	5.875	08/01/2040	3,714,935
3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	6.000	08/01/2045	3,751,230
1,000,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)[1]	5.250	10/01/2041	756,410
5,800,000	Sweetwater Creek, FL Community Devel. District[2]	5.500	05/01/2038	2,030,580
1,000,000	Tavares, FL First Mtg. (Osprey Lodge Lakeview)[1]	8.375	07/01/2036	1,017,430
1,360,000	Tavares, FL First Mtg. (Osprey Lodge Lakeview)[1]	8.750	07/01/2046	1,389,131
16,765,000	Tern Bay, FL Community Devel. District[2]	5.000	05/01/2015	4,157,888
19,075,000	Tern Bay, FL Community Devel. District[2]	5.375	05/01/2037	4,730,791
33,640,000	Tolomato, FL Community Devel. District Special Assessment[4]	6.650	05/01/2040	14,308,101
2,790,000	Town Center, FL at Palm Coast Community Devel. District[1]	6.000	05/01/2036	2,024,759
4,950,000	Treeline, FL Preservation Community Devel. District[4]	6.800	05/01/2039	2,387,138
705,000	Turnbull Creek, FL Community Devel. District Special Assessment[1]	5.250	05/01/2037	485,738
1,345,000	Two Creeks, FL Community Devel. District[1]	5.250	05/01/2037	936,402
10,235,000	Verandah East, FL Community Devel. District[1]	5.400	05/01/2037	5,907,847
7,555,000	Verano Center, FL Community Devel. District[1]	5.375	05/01/2037	4,660,151
2,500,000	Villa Portofino East, FL Community Devel. District[1]	5.200	05/01/2037	2,043,425
1,265,000	Villa Vizcaya, FL Community Devel. District Special Assessment[2]	5.550	05/01/2039	638,180
1,955,000	Villages of Westport, FL Community Devel. District	5.400	05/01/2020	1,371,296
8,340,000	Villages of Westport, FL Community Devel. District	5.700	05/01/2035	4,858,884
2,690,000	Villagewalk of Bonita Springs, FL Community Devel. District[1]	5.150	05/01/2038	2,158,133
4,395,000	Waterford Estates, FL Community Devel. District Special Assessment[2]	5.125	05/01/2013	1,310,633
3,350,000	Waterford Estates, FL Community Devel. District Special Assessment[2]	5.500	05/01/2037	999,004
3,725,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.125	11/01/2014	2,599,082
2,270,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.375	05/01/2039	1,155,657
3,190,000	Waterlefe, FL Community Devel. District Golf Course[2]	8.125	10/01/2025	110,821
6,425,000	Waters Edge, FL Community Devel. District[2]	5.350	05/01/2039	2,833,489
3,025,000	Waters Edge, FL Community Devel. District[2]	5.400	05/01/2039	1,334,055
14,800,000	Waterstone, FL Community Devel. District[2]	5.500	05/01/2018	5,930,508
2,300,000	West Villages, FL Improvement District	5.350	05/01/2015	1,776,037
15,005,000	West Villages, FL Improvement District[2]	5.500	05/01/2037	6,704,384
20,600,000	West Villages, FL Improvement District	5.500	05/01/2038	9,623,908
32 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$18,550,000	West Villages, FL Improvement District	5.800%	05/01/2036	$9,396,688
14,925,000	Westridge, FL Community Devel. District[2]	5.800	05/01/2037	5,679,112
11,210,000	Westside, FL Community Devel. District[4]	5.650	05/01/2037	4,702,035
17,340,000	Westside, FL Community Devel. District[4]	7.200	05/01/2038	7,251,241
7,420,000	Wyld Palms, FL Community Devel. District[2]	5.400	05/01/2015	2,299,532
4,340,000	Wyld Palms, FL Community Devel. District[2]	5.500	05/01/2038	1,345,009
3,830,000	Zephyr Ridge, FL Community Devel. District[2]	5.250	05/01/2013	1,524,378
2,665,000	Zephyr Ridge, FL Community Devel. District[2]	5.625	05/01/2037	1,060,697

				888,934,367
Georgia—1.6%
60,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.200	03/01/2027	60,083
25,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.200	03/01/2029	25,032
35,000	Americus-Sumter County, GA Hospital Authority (South Georgia Methodist Home for the Aging)[1]	6.250	05/15/2016	35,013
2,575,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)	6.250	07/01/2014	1,802,346
3,000,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)	6.250	07/01/2036	1,560,060
4,400,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500	01/01/2031	4,913,744
770,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500	01/01/2031	840,001
140,000	Atlanta, GA Urban Residential Finance Authority (Spring Branch Apartments)[2]	4.250	04/01/2026	42,728
240,000	Charlton County, GA Solid Waste Management Authority (Chesser Island Road Landfill)[1]	7.375	04/01/2018	240,067
15,000	Cherokee County, GA Hospital Authority (RT Jones Memorial Hospital)[1]	7.300	12/01/2013	16,117
50,000	Crisp County, GA Devel. Authority (International Paper Company)[1]	6.200	02/01/2020	50,314
455,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	458,463
31,945,000	Fulton County, GA Devel. Authority (Piedmont Healthcare)[5]	5.000	06/15/2029	35,022,891
13,730,000	Fulton County, GA Devel. Authority (Piedmont Healthcare/Piedmont Hospital/Piedmont Hospital Foundation Obligated Group)[5]	5.250	06/15/2037	14,747,805
6,000,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation)[1]	5.000	07/01/2027	4,849,680
1,000,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation)[1]	5.125	07/01/2042	724,080
2,770,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation)[1]	5.000	07/01/2029	2,173,813
10,000,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	11,423,100
33 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Georgia Continued
$24,150,000	Irwin County, GA COP[2]	8.000%		08/01/2037	$12,139,722
2,000,000	Marietta, GA Devel. Authority (University Facilities)[1]	7.000		06/15/2039	2,032,560
430,000	Savannah, GA EDA (Skidway Health & Living Services)[1]	6.850		01/01/2019	439,408
1,055,000	Savannah, GA EDA (Skidway Health & Living Services)[1]	7.400		01/01/2024	1,059,864
2,985,000	Savannah, GA EDA (Skidway Health & Living Services)[1]	7.400		01/01/2034	2,965,538

					97,622,429
Hawaii—0.1%
400,000	HI Dept. of Transportation (Continental Airlines)[1]	5.625		11/15/2027	353,472
6,450,000	HI Dept. of Transportation (Continental Airlines)[1]	7.000		06/01/2020	6,451,097
1,000,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)[1]	6.300		07/01/2022	1,002,030

					7,806,599
Idaho—0.0%
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.350		01/01/2025	5,110
1,900,000	Nampa, ID Local Improvement District No. 1481	6.625		09/01/2030	1,942,750

					1,947,860
Illinois—7.4%
1,300,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)[1]	5.625		01/01/2018	1,091,155
4,000,000	Bolingbrook, IL Will and Du Page Counties Wastewater Facilities (Crossroads Treatment)[1]	6.600		01/01/2035	3,588,440
30,685,000	Caseyville, IL Tax (Forest Lakes)	7.000		12/30/2022	18,634,387
5,000,000	Chicago, IL Board of Education[1]	5.000		12/01/2041	5,363,400
10,000,000	Chicago, IL Board of Education[1]	5.500		12/01/2039	11,352,700
32,500,000	Chicago, IL GO5	5.250		01/01/2033	34,541,325
65,000	Chicago, IL Midway Airport, Series B1	5.625		01/01/2029	65,078
35,000	Chicago, IL Multifamily Hsg. (Cottage View Terrace)[1]	6.125		02/20/2042	35,347
8,000,000	Chicago, IL Transit Authority Sales Tax Receipts[1]	5.250		12/01/2040	8,940,480
10,032,000	Cortland, IL Special Tax (Sheaffer System)[4]	5.500		03/01/2017	6,257,560
915,000	Country Club Hills, IL GO1	5.000		12/01/2026	965,545
965,000	Country Club Hills, IL GO1	5.000		12/01/2027	1,013,173
1,010,000	Country Club Hills, IL GO1	5.000		12/01/2028	1,054,016
1,060,000	Country Club Hills, IL GO1	5.000		12/01/2029	1,103,407
1,120,000	Country Club Hills, IL GO1	5.000		12/01/2030	1,161,171
1,175,000	Country Club Hills, IL GO1	5.000		12/01/2031	1,213,293
2,425,000	Country Club Hills, IL GO1	5.000		12/01/2032	2,498,987
355,000	Deerfield, IL (Chicagoland Conservative Jewish High School Foundation)	6.000	[3]	10/01/2031	76,914
677,000	Deerfield, IL (Chicagoland Conservative Jewish High School Foundation)[1]	6.000		10/01/2042	578,449
34 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Illinois Continued
$1,000,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.625%	03/01/2036	$847,100
1,585,000	Franklin Park, IL GO1	6.250	07/01/2030	1,951,373
3,750,000	Gilberts, IL Special Service Area No. 19 Special Tax (Conservancy)[2]	5.375	03/01/2016	1,692,413
1,375,000	Godfrey, IL (United Methodist Village)[1]	5.875	11/15/2029	777,673
6,165,000	Harvey, IL GO	5.500	12/01/2027	5,715,510
2,500,000	Harvey, IL GO	5.625	12/01/2032	2,265,200
13,123	IL Devel. Finance Authority (Community Rehabilitation Providers)[1]	8.250	08/01/2012	10,272
285,000	IL Devel. Finance Authority Solid Waste (WSREC)[1]	8.250	04/01/2023	286,140
11,135,000	IL Educational Facilities Authority (Plum Creek Rolling Meadows)[1]	6.500	12/01/2037	10,485,384
41,175,000	IL Finance Authority (Advocate Health Care)[5]	5.375	04/01/2044	44,284,878
11,000,000	IL Finance Authority (Advocate Health Care)[5]	5.375	04/01/2044	11,830,815
685,000	IL Finance Authority (Advocate Health Care)[1]	5.375	04/01/2044	736,738
20,000,000	IL Finance Authority (Advocate Health Care)[5]	5.500	04/01/2044	21,715,791
3,195,000	IL Finance Authority (Bethel Terrace Apartments)[1]	5.375	09/01/2035	2,937,036
145,000	IL Finance Authority (Bridgeway/Bridgeway Foundation/ Occupation Devel. Center Obligated Group)[1]	4.625	07/01/2027	97,299
5,000,000	IL Finance Authority (Central Dupage Health System/ Central Dupage Hospital Assoc.)[5]	5.375	11/01/2039	5,421,000
12,500,000	IL Finance Authority (Central Dupage Health)[5]	5.500	11/01/2039	13,690,125
4,750,000	IL Finance Authority (DeKalb Supportive Living)[1]	6.100	12/01/2041	4,293,573
2,250,000	IL Finance Authority (Franciscan Communities)[1]	5.500	05/15/2027	1,978,245
2,750,000	IL Finance Authority (Franciscan Communities)[1]	5.500	05/15/2037	2,230,635
2,000,000	IL Finance Authority (Friendship Village Schaumburg)[1]	5.375	02/15/2025	1,810,640
2,000,000	IL Finance Authority (Friendship Village Schaumburg)[1]	5.625	02/15/2037	1,692,760
30,000,000	IL Finance Authority (Illinois River Energy)[1]	8.500	07/01/2019	21,224,100
850,000	IL Finance Authority (Luther Oaks)[1]	6.000	08/15/2026	768,885
1,500,000	IL Finance Authority (Luther Oaks)[1]	6.000	08/15/2039	1,243,935
3,265,000	IL Finance Authority (Lutheran Social Services of Illinois/Vesper Management Corp. Obligated Group)[1]	5.000	08/15/2024	2,769,406
3,640,000	IL Finance Authority (Lutheran Social Services of Illinois/Vesper Management Corp. Obligated Group)[1]	5.125	08/15/2028	2,955,862
2,108,612	IL Finance Authority (Monarch Landing)[4,10]	7.000	12/01/2027	21
10,332,198	IL Finance Authority (Monarch Landing)[4,10]	7.000	12/01/2037	103
25,303,342	IL Finance Authority (Monarch Landing)[4,10]	7.000	12/01/2042	253
1,250,000	IL Finance Authority (Montgomery Place)[1]	5.500	05/15/2026	1,182,438
2,050,000	IL Finance Authority (Montgomery Place)[1]	5.750	05/15/2038	1,852,483
6,350,000	IL Finance Authority (OSF Healthcare System)[1]	5.750	11/15/2033	6,923,913
35 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Illinois Continued
$21,000,000	IL Finance Authority (Provena Health)[1]	7.750%	08/15/2034	$25,584,720
1,090,000	IL Finance Authority (RUMC/RCMC/CMH/RCF/TYW Obligated Group)[1]	7.250	11/01/2030	1,360,898
2,000,000	IL Finance Authority (Sedgebrook)[4,10]	6.000	11/15/2027	20
9,000,000	IL Finance Authority (Sedgebrook)[4,10]	6.000	11/15/2037	90
8,500,000	IL Finance Authority (Sedgebrook)[4,10]	6.000	11/15/2042	85
1,500,000	IL Finance Authority (The New Admiral at the Lake)[1]	8.000	05/15/2040	1,517,790
5,775,000	IL Finance Authority (The New Admiral at the Lake)[1]	8.000	05/15/2046	5,843,492
2,850,000	IL Finance Authority (Uno Charter School Network)[1]	7.125	10/01/2041	2,968,332
8,700,000	IL Health Facilities Authority[2]	6.900	11/15/2033	3,043,956
40,000,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[5]	5.500	06/15/2050	43,240,400
7,140,000	Lake County, IL Special Service Area No. 8[2]	7.125	03/01/2037	3,538,655
500,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)	5.500	01/01/2036	303,780
13,635,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)	7.125	01/01/2036	8,856,614
2,950,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[2]	5.750	03/01/2022	886,210
4,000,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[2]	6.125	03/01/2040	1,201,640
1,778,000	Manhattan, IL Special Service Area Special Tax (Lakeside Towns Liberty)[2]	5.750	03/01/2022	623,029
245,000	Peoria, IL Hsg. (Peoria Oak Woods Apartments)[1]	7.750	10/15/2033	238,571
3,500,000	Plano, IL Special Service Area No. 5[1]	6.000	03/01/2036	3,147,445
4,630,000	Quad Cities, IL Regional EDA (Heritage Woods Moline)[1]	6.000	12/01/2041	4,022,035
6,050,000	Quad Cities, IL Regional EDA (Pheasant Ridge Apartments)	6.375	08/01/2040	3,868,673
162	Robbins, IL Res Rec (Robbins Res Rec Partners)[1]	7.250	10/15/2024	154
2,500,000	Southwestern IL Devel. Authority (Comprehensive Mental Health Center)[1]	6.625	06/01/2037	2,519,250
1,500,000	Southwestern IL Devel. Authority (Eden Retirement Center)[1]	5.850	12/01/2036	1,039,740
15,555,000	Southwestern IL Devel. Authority (Local Government Programming)[1]	7.000	10/01/2022	15,840,434
6,215,000	Southwestern IL Devel. Authority (Village of Sauget)[1]	5.625	11/01/2026	4,671,505
15,230,000	Southwestern IL Devel. Authority Solid Waste Disposal (Center Ethanol Company)[1]	8.250	12/01/2019	11,486,466
8,170,000	Upper, IL River Valley Devel. Authority (Living Springs McHenry)[1]	6.100	12/01/2041	7,244,257
3,025,000	Vernon Hills, IL Tax Increment (Town Center)[1]	6.250	12/30/2026	2,838,055
3,140,000	Volo Village, IL Special Service Area (Lancaster Falls)[1]	5.750	03/01/2036	2,708,752
36 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Illinois Continued
$5,500,000	Volo Village, IL Special Service Area (Remington Pointe)[1]	6.450%	03/01/2034	$5,191,395
2,000,000	Will-Kankakee, IL Regional Devel. Authority (Senior Estates Supportive Living)[1]	7.000	12/01/2042	2,002,120
5,080,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)[1]	5.875	03/01/2036	4,850,181

				445,845,570
Indiana—1.9%
970,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)[1]	8.000	12/01/2045	1,019,150
1,155,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)[1]	9.000	12/01/2045	1,159,620
17,570,000	Bluffton, IN Solid Waste Disposal Facility (Bluffton Subordinate Industrial Bio-Energy)[1]	7.500	09/01/2019	11,720,420
4,300,000	Carmel, IN Redevel. District COP[1]	6.500	07/15/2035	4,420,142
14,700,000	Carmel, IN Redevel. District COP[1]	7.750	01/15/2030	16,536,471
11,830,000	Carmel, IN Redevel. District COP[1]	8.000	01/15/2035	13,360,329
1,475,000	East Chicago, IN Solid Waste Disposal (USG Corp.)[1]	5.500	09/01/2028	1,121,148
5,805,000	East Chicago, IN Solid Waste Disposal (USG Corp.)[1]	6.375	08/01/2029	4,846,072
25,000	Fort Wayne, IN Pollution Control (General Motors Corp.)[2]	6.200	10/15/2025	—
600,000	Hammond, IN Local Public Improvement District[1]	6.500	08/15/2030	625,980
1,000,000	Hammond, IN Local Public Improvement District[1]	6.750	08/15/2035	1,041,460
5,000	IN Bond Bank (Southwestern Bartholomew Water Corp.)[1]	6.625	06/01/2012	5,012
1,675,000	IN Finance Authority (BHI Senior Living)[1]	5.500	11/15/2031	1,790,575
2,850,000	IN Finance Authority (BHI Senior Living)[1]	5.750	11/15/2041	3,017,010
11,505,000	IN Finance Authority (Marian University)[1]	6.375	09/15/2041	11,845,548
925,000	IN Finance Authority Educational Facilities (Irvington Community)[1]	9.000	07/01/2039	1,100,066
3,485,000	IN Health & Educational Facilities Financing Authority (AH/SVH Obligated Group)[1]	5.000	11/15/2036	3,648,447
1,835,000	IN Health Facility Financing Authority (Methodist Hospitals)[1]	5.500	09/15/2031	1,733,928
550,000	Indianapolis, IN Pollution Control (General Motors Corp.)[2]	5.625	04/01/2011	6
75,000	Jasper County, IN Economic Devel. (Georgia-Pacific Corp.)[1]	5.600	04/01/2029	75,218
215,000	Jasper County, IN Economic Devel. (Georgia-Pacific Corp.)[1]	5.625	12/01/2027	215,488
30,000	North Manchester, IN (Estelle Peabody Memorial Home)[2]	6.500	07/01/2015	10,200
17,505,000	North Manchester, IN (Estelle Peabody Memorial Home)[2]	7.250	07/01/2033	5,951,700
6,820,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[1]	6.500	07/01/2022	6,713,403
37 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Indiana Continued
$230,000	St. Joseph County, IN Economic Devel. (Holy Cross Village Notre Dame)[1]	5.550%		05/15/2019	$229,995
5,380,000	Vincennes, IN Economic Devel. (Southwest Indiana Regional Youth Village)	6.250		01/01/2024	3,257,967
22,185,000	Wabash County, IN Economic Devel. (North Manchester Ethanol)	9.250		07/01/2020	16,717,063
4,500,000	Wabash County, IN Economic Devel. (North Manchester Ethanol)	14.000		07/01/2020	3,498,705

					115,661,123
Iowa—2.2%
500,000	Cedar Rapids, IA (Cottage Grove Place)	5.875		07/01/2028	317,965
1,960,000	Cedar Rapids, IA (Cottage Grove Place)	6.000		07/01/2014	1,754,945
5,475,000	Dickinson County, IA Hsg. (Spirit Lake)[1]	5.875		12/01/2036	4,779,839
300,000	IA Finance Authority (Amity Fellowserve)[1]	5.900		10/01/2016	292,353
765,000	IA Finance Authority (Amity Fellowserve)[1]	6.000		10/01/2028	665,925
940,000	IA Finance Authority (Amity Fellowserve)[1]	6.375		10/01/2026	884,747
2,190,000	IA Finance Authority (Amity Fellowserve)[1]	6.500		10/01/2036	2,037,751
1,160,000	IA Finance Authority (Boys & Girls Home and Family Services)	5.900		12/01/2028	695,988
1,000,000	IA Finance Authority Senior Hsg. (Bethany Manor)[1]	5.550		11/01/2041	887,460
1,211,163	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[1]	5.375		06/01/2025	951,574
36,910,000	IA Tobacco Settlement Authority[1]	5.375		06/01/2038	28,734,804
45,000,000	IA Tobacco Settlement Authority[1]	5.500		06/01/2042	33,960,600
360,990,000	IA Tobacco Settlement Authority	7.125	[3]	06/01/2046	8,060,907
60,000,000	IA Tobacco Settlement Authority (TASC)[1]	5.625		06/01/2046	45,174,000

					129,198,858
Kansas—0.1%
20,000	Goddard, KS Industrial Revenue (IFR Systems)	6.250		05/01/2012	20,079
55,000	KS Devel. Finance Authority (VS/VSCF/JGCCF Obligated Group)[1]	5.500		11/15/2015	54,386
1,225,000	Lenexa, KS Multifamily Hsg. (Meadows Apartments)[1]	7.950		10/15/2035	1,096,277
4,500,000	Olathe, KS Tax Increment (Gateway)	5.000		03/01/2026	2,248,605
2,475,083	Olathe, KS Transportation Devel. District (Gateway)	5.000		12/01/2028	990,182

					4,409,529
Kentucky—0.4%
28,805,000	Kenton County, KY Airport (Delta Airlines)[2]	8.000		12/01/2015	288
31,750,000	Kenton County, KY Airport (Delta Airlines)[2]	8.000		12/01/2015	318
27,170,000	Kenton County, KY Airport (Delta Airlines)[2]	8.000		12/01/2015	272
45,560,000	Kenton County, KY Airport (Delta Airlines)[2]	8.000		12/01/2015	456
38 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Kentucky Continued
$150,000	Kenton County, KY Airport (Delta Airlines)[2]	8.000%	12/01/2015	$2
2,385,000	Kuttawa, KY (1st Mtg.-GF/Kentucky)[1]	6.750	03/01/2029	2,375,007
14,000,000	KY EDFA (Baptist Healthcare System)[5]	5.375	08/15/2024	16,208,220
1,250,000	KY EDFA (Masonic Home Independent Living II)[1]	7.250	05/15/2041	1,297,675
1,000,000	KY EDFA (Masonic Home Independent Living II)[1]	7.375	05/15/2046	1,044,920

				20,927,158
Louisiana—1.5%
175,000	Caddo Parish, LA Industrial Devel. Board (Pennzoil Products Company)[1]	5.600	12/01/2028	175,217
20,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.600	11/01/2022	20,012
1,200,000	Juban Park, LA Community Devel. District Special Assessment[2]	5.150	10/01/2014	533,412
3,535,000	LA CDA (Eunice Student Hsg. Foundation)	7.375	09/01/2033	2,932,671
11,415,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	11,670,468
920,000	LA Local Government EF&CD Authority (Cypress Apartments)[1]	8.000	04/20/2028	858,360
420,000	LA Local Government EF&CD Authority (Sharlo Apartments)[1]	8.000	06/20/2028	370,629
5,350,000	LA Public Facilities Authority (Progressive Healthcare)[1]	6.375	10/01/2028	4,516,684
65,120,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.875	05/15/2039	65,719,104
7,400,000	Lakeshore Villages, LA Master Community Devel. District[4]	5.250	07/01/2017	2,959,334
60,000	New Orleans, LA Sewage Service[1]	5.400	06/01/2017	60,158

				89,816,049
Maine—0.3%
2,000,000	ME H&HEFA (Maine General Medical Center)[1]	6.750	07/01/2041	2,164,900
10,000	North Berwick, ME (Hussey Seating Company)[1]	7.000	12/01/2013	10,022
4,800,000	Rumford, ME Pollution Control (Boise Cascade Corp.)[1]	6.625	07/01/2020	4,649,616
12,265,000	Rumford, ME Solid Waste Disposal (Boise Cascade Corp.)[1]	6.875	10/01/2026	11,444,104

				18,268,642
Maryland—0.3%
6,807,000	Brunswick, MD Special Obligation (Brunswick Crossing)[1]	5.500	07/01/2036	5,626,666
5,135,000	MD EDC Student Hsg. (Bowie State University)[1]	6.000	06/01/2023	5,097,052
400,000	MD EDC Student Hsg. (University of Maryland)[1]	5.625	10/01/2023	292,036
8,500,000	MD EDC Student Hsg. (University of Maryland)[1]	5.750	10/01/2033	5,492,870
600,000	MD H&HEFA (King Farm Presbyterian Community)[1]	5.300	01/01/2037	486,984
925,000	MD H&HEFA (Washington Christian Academy)[2]	5.500	07/01/2038	404,715
2,250,000	Salisbury, MD Special Obligation (Villages at Aydelotte Farm)	5.250	01/01/2037	859,658

				18,259,981
39 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Massachusetts—2.2%
$1,750,000	MA Devel. Finance Agency (Boston Architectural College)[1]	5.000%		01/01/2027	$1,473,483
1,500,000	MA Devel. Finance Agency (Boston Architectural College)[1]	5.000		01/01/2037	1,170,435
800,000	MA Devel. Finance Agency (Eastern Nazarene College)[1]	5.625		04/01/2019	800,096
2,630,000	MA Devel. Finance Agency (Eastern Nazarene College)[1]	5.625		04/01/2029	2,500,630
6,905,000	MA Devel. Finance Agency (Lasell College)[1]	6.000		07/01/2041	7,322,407
1,507,094	MA Devel. Finance Agency (Linden Ponds)	0.435	[3]	11/15/2056	8,063
303,005	MA Devel. Finance Agency (Linden Ponds)[1]	5.500		11/15/2046	186,636
5,707,785	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2046	4,117,025
65,000	MA Devel. Finance Agency (May Institute)[1]	5.750		09/01/2029	60,233
225,000	MA Devel. Finance Agency (Regis College)[1]	5.250		10/01/2018	222,867
1,000,000	MA Devel. Finance Agency (VOA Concord)[1]	5.200		11/01/2041	785,420
19,585,000	MA Educational Financing Authority, Series H5	6.350		01/01/2030	22,244,639
45,000	MA H&EFA (Holyoke Hospital)[1]	6.500		07/01/2015	43,518
1,350,000	MA H&EFA (North Adams Regional Hospital)[2]	6.625		07/01/2018	607,487
50,080,000	MA HFA, Series A5	5.250		07/01/2025	50,632,271
10,185,000	MA HFA, Series A5	5.300		06/01/2049	10,408,227
17,790,000	MA HFA, Series C5	5.350		12/01/2042	18,731,447
8,015,000	MA HFA, Series C5	5.400		12/01/2049	8,119,387
50,000	MA Port Authority (Delta Air Lines)	5.000		01/01/2027	41,113

					129,475,384
Michigan—4.2%
10,100,000	Detroit, MI City School District[5]	6.000		05/01/2029	11,942,341
100,000	Detroit, MI GO1	5.000		04/01/2014	96,294
5,850,000	Detroit, MI GO1	5.000		04/01/2021	5,044,397
225,000	Detroit, MI GO1	5.250		04/01/2014	216,797
2,600,000	Detroit, MI GO1	5.250		04/01/2016	2,439,060
350,000	Detroit, MI GO1	5.250		04/01/2017	323,288
1,000,000	Detroit, MI GO1	5.250		04/01/2020	870,970
2,000,000	Detroit, MI GO1	5.250		04/01/2020	1,777,440
2,210,000	Detroit, MI GO1	5.250		04/01/2021	1,900,180
100,000	Detroit, MI GO1	5.250		04/01/2023	83,307
10,000,000	Detroit, MI GO1	5.250		11/01/2035	10,719,900
40,000	Detroit, MI GO1	5.375		04/01/2015	40,044
3,140,000	Detroit, MI Local Devel. Finance Authority[1]	6.700		05/01/2021	2,974,082
1,970,000	Detroit, MI Local Devel. Finance Authority[1]	6.850		05/01/2021	1,855,996
505,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[1]	5.375		05/01/2018	471,473
34,975,000	Detroit, MI Sewer Disposal System[5]	0.989	[6]	07/01/2032	23,840,998
5,825,000	Detroit, MI Sewer Disposal System[1]	0.989	[6]	07/01/2032	3,971,194
735,000	East Lansing, MI Economic Corp. (Burcham Hills)[1]	5.250		07/01/2037	649,608
40 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Michigan Continued
$500,000	Kalamazoo, MI EDC (Heritage Community)[1]	5.500%		05/15/2036	$419,565
445,000	Macomb, MI Public Academy[1]	6.750		05/01/2037	417,134
1,400,000	MI Finance Authority (Old Redford Public School Academy)[1]	5.900		12/01/2030	1,343,076
1,400,000	MI Finance Authority (Old Redford Public School Academy)[1]	6.500		12/01/2040	1,394,414
25,000,000	MI Finance Authority (Trinity Health Corp.)[5]	5.000		12/01/2039	26,565,000
10,000,000	MI Finance Authority (Trinity Health Corp.)[1]	5.000		12/01/2039	10,626,000
13,320,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[5]	5.000		08/01/2035	13,622,098
2,900,000	MI Hospital Finance Authority (Oakwood Obligated Group)[1]	5.000		07/15/2037	2,917,110
900,000	MI Public Educational Facilities Authority (American Montessori)[1]	6.500		12/01/2037	826,461
1,400,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000		12/01/2035	1,317,218
1,410,000	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875		08/31/2028	1,287,457
3,700,000	MI Strategic Fund Solid Waste (Genesee Power Station)[1]	7.500		01/01/2021	3,603,430
429,990,000	MI Tobacco Settlement Finance Authority	7.294	[3]	06/01/2052	6,191,856
3,048,780,000	MI Tobacco Settlement Finance Authority	8.877	[3]	06/01/2058	19,939,021
1,625,000	Pontiac, MI City School District[1]	4.500		05/01/2020	1,366,219
14,895,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.000		12/01/2034	15,098,615
52,930,000	Wayne County, MI Airport Authority (Detroit MetroWayne Airport)[5]	5.000		12/01/2029	55,298,983
10,000,000	Wayne County, MI Airport Authority (Detroit MetroWayne Airport)[5]	5.000		12/01/2034	10,357,179
14,215,000	Wayne, MI Charter County Airport Facilities (Northwest Airlines)[1]	6.000		12/01/2029	12,778,006

					254,586,211
Minnesota—0.9%
3,000,000	Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)[1]	5.700		07/01/2042	2,273,640
1,000,000	Eveleth, MN Multifamily (Manor House Woodland)[1]	5.500		10/01/2025	839,760
2,000,000	Eveleth, MN Multifamily (Manor House Woodland)[1]	5.700		10/01/2036	1,533,620
1,000,000	Falcon Heights, MN (Kaleidoscope Charter School)[1]	6.000		11/01/2037	914,540
525,000	International Falls, MN Pollution Control (Boise Cascade Corp.)[1]	5.500		04/01/2023	460,000
6,370,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)[1]	6.850		12/01/2029	5,871,229
41 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Minnesota Continued
$1,750,000	Lake Crystal, MN Hsg. (Ecumen-Second Century)[1]	6.250%	09/01/2040	$1,856,733
14,680,000	Lamberton, MN Solid Waste (Highwater Ethanol)[1]	8.500	12/01/2022	10,761,321
8,558,947	Mankato, MN Industrial Devel. (Environ Biocomposites Holdings)[2]	7.250	12/01/2025	86
730,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)[1]	5.400	04/01/2028	637,743
5,340,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)[1]	5.500	04/01/2042	4,367,212
500,000	Minneapolis, MN Tax Increment (Ivy Tower)[1]	5.500	02/01/2022	459,855
1,000,000	Minneapolis, MN Tax Increment (Ivy Tower)[1]	5.700	02/01/2029	850,780
900,000	New Hope, MN Hsg. & Health Care Facilities (Minnesota Masonic Home North Ridge)[1]	5.900	03/01/2019	900,063
2,100,000	Northwest MN Multi-County Hsg. and Redevel. Authority[1]	5.450	07/01/2041	1,778,616
10,170,000	Otter Tail County, MN (Otter Tail AG Enterprises)[2]	7.500	11/01/2019	102
500,000	Pine City, MN Health Care & Hsg. (North Branch)[1]	6.125	10/20/2047	504,425
3,700,000	Richfield, MN Senior Hsg. (Richfield Senior Hsg.)[1]	6.625	12/01/2039	3,682,314
830,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.375	08/01/2021	840,408
790,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.625	02/01/2031	761,884
1,655,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)[1]	7.000	09/15/2037	1,524,321
1,862,315	St. Paul, MN Hsg. & Redevel. Authority (Episcopal Nursing Home)[1]	5.630	10/01/2033	1,751,302
3,000,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)[1]	6.250	03/01/2029	3,090,510
400,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[1]	5.750	09/01/2026	376,644
650,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[1]	6.000	09/01/2036	596,941
1,700,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	6.800	03/01/2029	1,703,315
1,200,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	7.000	03/01/2029	1,203,696
705,000	St. Paul, MN Port Authority (Great Northern)[1]	6.000	03/01/2030	693,509
530,760	St. Paul, MN Port Authority Parking Revenue (4th Parking Ramp)[2]	8.000	12/01/2027	104,995
1,170,000	Wadena, MN Hsg. & Redevel. Authority (Humphrey Manor East)[1]	6.000	02/01/2019	1,017,479

				51,357,043
Mississippi—0.2%
175,000	Jackson, MS Hsg. Authority (Elton Park Apartments)[1]	5.400	04/01/2039	175,014
2,790,000	Meridian, MS Tax Increment (Meridian Crossroads)[1]	8.750	12/01/2024	2,982,008
4,070,000	MS Business Finance Corp. (Intrinergy Wiggins)[1]	8.000	01/01/2023	3,679,036
1,395,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.250	10/01/2027	1,520,132
42 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Mississippi Continued
$1,755,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.375%	10/01/2028	$1,917,127
16,410,000	Stonebridge, MS Public Improvement District Special Assessment[2]	7.500	10/01/2042	4,103,485
175,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	6.250	09/01/2023	175,208

				14,552,010
Missouri—1.7%
250,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.500	03/01/2020	244,570
400,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.625	03/01/2025	372,112
580,000	Branson Hills, MO Infrastructure Facilities[1]	5.000	04/01/2012	579,275
500,000	Branson Hills, MO Infrastructure Facilities[1]	5.000	04/01/2016	461,630
500,000	Branson Hills, MO Infrastructure Facilities[1]	5.000	04/01/2017	449,590
730,000	Branson Hills, MO Infrastructure Facilities[1]	5.500	04/01/2022	586,635
750,000	Branson Hills, MO Infrastructure Facilities[1]	5.500	04/01/2027	541,350
4,900,000	Branson, MO Commerce Park Community Improvement District[1]	5.750	06/01/2026	4,310,530
2,485,000	Branson, MO IDA (Branson Hills Redevel.)[1]	5.750	05/01/2026	2,270,122
13,000,000	Branson, MO IDA (Branson Hills Redevel.)[1]	7.050	05/01/2027	12,502,360
1,570,000	Branson, MO IDA (Branson Landing)[1]	5.250	06/01/2021	1,490,951
2,470,000	Branson, MO IDA (Branson Landing)[1]	5.500	06/01/2029	2,159,348
23,700,000	Branson, MO IDA (Branson Shoppe Redevel.)[1]	5.950	11/01/2029	21,547,803
570,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)[1]	6.125	12/01/2036	443,312
1,215,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.500	04/01/2021	1,188,416
1,100,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.625	04/01/2027	1,015,916
1,250,000	Jennings, MO Tax Increment & Community Improvement (Northland Redevel. Area)[1]	5.000	11/01/2023	1,206,813
500,000	Kansas City, MO IDA (Plaza Library)[1]	5.900	03/01/2024	506,995
1,303,000	Kansas City, MO IDA (West Paseo)[1]	6.750	07/01/2036	1,236,651
310,000	Kansas City, MO IDA (Woodbridge Apartments)	6.700	08/01/2015	309,954
3,750,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.400	06/01/2024	3,499,763
1,400,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)[1]	6.500	06/01/2025	1,437,478
1,510,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.500	03/01/2021	1,451,503
750,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.750	03/01/2029	668,318
2,365,000	Liberty, MO Tax Increment (Liberty Triangle)[1]	5.875	10/01/2029	2,236,888
3,180,000	MO Dardenne Town Square Transportation Devel. District	5.000	05/01/2026	2,115,559
3,825,000	MO Dardenne Town Square Transportation Devel. District	5.000	05/01/2036	2,115,225
2,515,000	MO Enright Arlington Community Improvement District[1]	5.400	03/01/2026	1,915,625
1,705,000	MO Good Shepard Nursing Home District[1]	5.900	08/15/2023	1,703,534
230,000	MO Grindstone Plaza Transportation Devel. District[1]	5.250	10/01/2021	192,880
43 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Missouri Continued
$400,000	MO Grindstone Plaza Transportation Devel. District[1]	5.400%		10/01/2026	$311,964
115,000	MO Grindstone Plaza Transportation Devel. District[1]	5.550		10/01/2036	80,374
3,915,000	MO HDC (Mansion Apartments Phase II)[1]	6.170		04/01/2032	3,488,970
761,000	Northwoods, MO Transportation Devel. District[1]	5.850		02/01/2031	649,240
2,000,000	St. Joseph, MO IDA (Shoppes at North Village)[1]	5.500		11/01/2027	1,944,420
4,580,000	St. Louis, MO IDA (Railway Exchange Building Redevel.)[1]	8.000		04/01/2033	4,581,832
2,442,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)[1]	6.000		08/21/2026	2,140,315
2,034,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500		05/29/2028	1,673,677
1,660,000	St. Louis, MO Tax Increment (Printers Lofts)[4]	6.000		08/21/2026	1,133,564
3,043,000	St. Louis, MO Tax Increment (Security Building Redevel.)[1]	6.300		04/01/2027	2,779,263
2,426,000	St. Louis, MO Tax Increment (Washington East Condominiums)[1]	5.500		01/20/2028	2,048,417
1,600,000	St. Louis, MO Tax Increment (Washington East Condominiums)[1]	5.500		01/20/2028	1,317,872
1,108,000	St. Louis, MO Tax Increment Financing, Series A	5.500		09/02/2028	904,106
1,865,000	Stone Canyon, MO Improvement District (Infrastructure)[1]	5.700		04/01/2022	1,615,743
975,000	Stone Canyon, MO Improvement District (Infrastructure)[1]	5.750		04/01/2027	779,015
460,000	Suemandy, MO Mid-Rivers Community Improvement District[1]	7.000		10/01/2019	490,213
2,225,000	Suemandy, MO Mid-Rivers Community Improvement District[1]	7.500		10/01/2029	2,327,372

					99,027,463
Montana—0.1%
5,935,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)[1]	0.000	[7]	09/01/2031	4,619,982
1,125,000	MT Facilities Finance Authority (St. John’s Lutheran)[1]	6.000		05/15/2025	1,130,783
1,650,000	MT Facilities Finance Authority (St. John’s Lutheran)[1]	6.125		05/15/2036	1,616,538

					7,367,303
Multi States—0.1%
8,000,000	Munimae TE Bond Subsidiary[1]	5.900		11/29/2049	4,480,320
Nebraska—0.7%
1,155,000	Beatrice, NE Community Redevel. Authority (Beatrice Biodiesel)	6.625		12/01/2021	644,294
20,000,000	Douglas County, NE Hospital Authority (Methodist Health System)[5]	5.750		11/01/2048	22,211,976
1,250,000	Mead Village, NE Tax Increment (Biofuels-Mead)[1]	5.750		01/01/2022	535,363
44 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Nebraska Continued
$2,400,000	NE Educational Facilities Authority (Midland Lutheran College)[1]	5.600%	09/15/2029	$1,927,920
6,960,000	Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)[1]	8.750	10/01/2020	7,321,642
45,745,000	Saunders County, NE Individual Devel. (Mead Biofuels)[2]	7.000	12/01/2026	8,893,743

				41,534,938
Nevada—0.2%
1,000,000	Clark County, NV Improvement District[1]	5.000	02/01/2026	866,800
770,000	Clark County, NV Improvement District[1]	5.050	02/01/2031	626,896
10,000,000	Director of the State of NV Dept. of Business & Industry (Las Ventanas Retirement)[2]	7.000	11/15/2034	5,386,900
100,000	Las Vegas, NV Paiute Tribe, Series A1	6.625	11/01/2017	81,207
120,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.400	08/01/2020	97,176
480,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.500	08/01/2025	339,912
1,805,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.150	08/01/2037	1,535,189

				8,934,080
New Hampshire—0.1%
1,865,000	NH Business Finance Authority (Air Cargo at Pease)	6.750	04/01/2024	1,497,278
70,000	NH Business Finance Authority (Connecticut Light & Power Company)[1]	5.850	12/01/2022	70,468
1,500,000	NH Business Finance Authority (Huggins Hospital)[1]	6.875	10/01/2039	1,643,655
4,000,000	NH H&EFA (Franklin Pierce College)[1]	6.050	10/01/2034	3,685,560
515,000	NH HE&HFA (Franklin Pierce College)[1]	5.300	10/01/2028	453,092

				7,350,053
New Jersey—8.3%
32,910,000	NJ EDA (Continental Airlines)[1]	6.250	09/15/2019	32,907,696
26,685,000	NJ EDA (Continental Airlines)[1]	6.250	09/15/2029	26,682,598
11,385,000	NJ EDA (Continental Airlines)[1]	6.400	09/15/2023	11,384,317
25,935,000	NJ EDA (Continental Airlines)[1]	7.000	11/15/2030	25,936,815
16,920,000	NJ EDA (Continental Airlines)[1]	7.200	11/15/2030	16,920,000
16,500,000	NJ EDA (Continental Airlines)[1]	9.000	06/01/2033	16,925,205
1,109,191	NJ EDA (Empowerment Zone-Cumberland)[2]	7.750	03/01/2021	455,234
7,490,000	NJ EDA (Engel Burman at Woodcliff Lake)[1]	8.000	05/01/2044	7,669,011
7,505,000	NJ EDA (Engel Burman at Woodcliff Lake)[11]	8.000	05/01/2044	7,684,370
7,505,000	NJ EDA (Engel Burman at Woodcliff Lake)[11]	8.000	05/01/2044	7,684,370
11,000,000	NJ EDA (GMT Realty)[1]	6.875	01/01/2037	10,587,720
10,360,000	NJ EDA (School Facilities)[5]	5.000	09/01/2024	12,174,755
45 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New Jersey Continued
$10,000	NJ EDA (The Presbyterian Home at Montgomery)[1]	6.375%		11/01/2031	$9,242
3,040,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)[1]	7.250		07/01/2014	3,021,213
8,130,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)[1]	7.250		07/01/2027	6,860,013
160,440,000	NJ Tobacco Settlement Financing Corp.[1]	4.750		06/01/2034	120,313,956
96,125,000	NJ Tobacco Settlement Financing Corp.[5]	5.000		06/01/2029	82,890,823
124,270,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2041	93,780,356
10,000,000	NJ Transportation Trust Fund Authority[5]	5.000		12/15/2023	12,297,493
2,000,000	NJ Transportation Trust Fund Authority[1]	6.000		06/15/2035	2,427,700
210,000	Weehawken Township, NJ GO1	6.000		08/01/2021	230,956
210,000	Weehawken Township, NJ GO1	6.000		08/01/2022	228,488
260,000	Weehawken Township, NJ GO1	6.000		08/01/2023	280,064
260,000	Weehawken Township, NJ GO1	6.000		08/01/2024	278,010
235,000	Weehawken Township, NJ GO1	6.000		08/01/2025	250,108

					499,880,513
New Mexico—0.3%
336,000	Dona Ana County, NM Multifamily (Montana Meadows Apartments)[1]	8.500		12/01/2015	339,511
4,700,000	Eldorado, NM Area Water and Sanitation District[1]	6.000		02/01/2025	4,448,597
3,500,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[1]	6.250		06/01/2040	3,641,260
775,000	Mariposa East, NM Public Improvement District[1]	5.500		09/01/2016	755,098
500,000	Mariposa East, NM Public Improvement District[1]	5.750		09/01/2021	448,475
500,000	Mariposa East, NM Public Improvement District[1]	6.000		09/01/2032	404,545
875,000	Montecito Estates, NM Public Improvement District[1]	7.000		10/01/2037	824,408
175,000	NM Regional Hsg. Authority (Wildewood Apartments)[1]	8.750		12/01/2020	175,487
1,925,000	NM Trails Public Improvement District[1]	7.750		10/01/2038	1,889,619
4,690,000	Saltillo, NM Improvement District[1]	7.625		10/01/2037	4,546,814
1,000,000	Ventana West, NM Public Improvement District Special Levy[1]	6.875		08/01/2033	1,004,650

					18,478,464
New York—6.5%
3,000,000	Albany, NY IDA (New Covenant Charter School)[2]	7.000		05/01/2035	690,150
1,785,000	Dutchess County, NY IDA (St. Francis Hospital)[1]	7.500		03/01/2029	1,807,884
17,700,000	Erie County, NY Tobacco Asset Securitization Corp.	6.656	[3]	06/01/2055	179,124
1,000,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	6.000		06/01/2030	1,105,190
1,000,000	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.500		01/01/2027	839,260
412,100,000	NY Counties Tobacco Trust V	7.151	[3]	06/01/2060	2,456,116
46 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$500,000,000	NY Counties Tobacco Trust V	7.836%[3]		06/01/2060	$2,980,000
37,380,000	NY Liberty Devel. Corp. (Bank of America Tower)[5,10]	5.125		01/15/2044	40,098,066
8,765,000	NY/NJ Port Authority Austin Trust Inverse Certificates	7.797	[12]	04/01/2036	9,653,946
5,500,000	NYC IDA (American Airlines)	7.500		08/01/2016	4,960,890
38,500,000	NYC IDA (American Airlines)	7.625		08/01/2025	34,792,835
37,000,000	NYC IDA (American Airlines)	7.750		08/01/2031	33,459,470
5,200,000	NYC IDA (American Airlines)	8.000		08/01/2028	4,700,644
35,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.650		10/01/2028	29,290
3,020,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.750		10/01/2036	2,415,940
6,605,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	6.200		10/01/2022	6,424,353
12,955,000	NYC Municipal Water Finance Authority[5]	5.750		06/15/2040	15,158,362
14,575,000	NYC Transitional Finance Authority[5]	5.000		02/01/2031	17,040,915
18,130,000	NYC Transitional Finance Authority[5]	5.000		02/01/2035	20,687,418
25,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.250		07/15/2037	28,377,250
2,200,000	NYS DA (North Shore L.I. Jewish Obligated Group)[1]	5.000		05/01/2041	2,376,528
31,295,000	NYS DA (Personal Income Tax)[1]	5.000		03/15/2036	33,871,204
22,200,000	NYS DA (St. Mary’s Hospital for Children)[1]	7.875		11/15/2041	22,528,116
75,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		03/15/2035	81,460
31,750,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.750		11/15/2051	36,198,175
200,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2025	199,998
4,000,000	Port Authority NY/NJ (KIAC)[1]	6.750		10/01/2019	3,780,240
5,070,000	Port Authority NY/NJ, 127th Series[1]	5.250		12/15/2032	5,155,937
25,000,000	Port Authority NY/NJ, 166th Series[5]	5.250		07/15/2036	28,994,500
6,600,000	Syracuse, NY IDA (Carousel Center)[1]	5.000		01/01/2036	5,848,128
7,530,000	Westchester County, NY IDA (EBC White Plains)[1]	8.000		11/01/2043	7,831,200
7,530,000	Westchester County, NY IDA (EBC White Plains)[1]	8.000		11/01/2043	7,831,200
7,530,000	Westchester County, NY IDA (EBC White Plains)[11]	8.000		11/01/2043	7,831,200
2,600,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-C1	6.200		03/01/2020	2,549,586

					392,934,575
North Carolina—1.2%
48,200,000	Charlotte, NC Douglas International Airport Special Facilities (US Airways)[1]	5.600		07/01/2027	42,182,712
12,005,000	Charlotte, NC Douglas International Airport Special Facilities (US Airways)[1]	7.750		02/01/2028	12,022,047
4,380,000	Gaston, NC IFPCFA (National Gypsum)[1]	5.750		08/01/2035	3,597,163
1,500,000	NC Medical Care Commission (ARC/HDS Alamance Hsg. Corp.)[1]	5.800		10/01/2034	1,529,070
47 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

North Carolina Continued
$1,650,000	NC Medical Care Commission (Whitestone)[1]	7.750%		03/01/2031	$1,769,807
4,725,000	NC Medical Care Commission (Whitestone)[1]	7.750		03/01/2041	5,007,035
5,275,000	NC Medical Care Commission Retirement Facilities (Village at Brookwood)[1]	5.250		01/01/2032	4,412,379

					70,520,213
North Dakota—0.1%
1,000,000	Cando, ND Nursing Facility (Towner County Medical Center)[1]	7.125		08/01/2022	1,000,140
85,000	Cass County, ND Industrial Devel. Revenue (Fraser Ltd.)[1]	7.000		11/01/2015	82,402
5,000	ND HFA (Home Mtg.)[1]	5.400		01/01/2034	5,076
5,000	ND HFA (Home Mtg.)[1]	5.550		07/01/2022	5,123
2,740,000	Richland County, ND Hsg. (Birchwood Properties)[1]	6.750		05/01/2029	2,249,869

					3,342,610
Ohio—3.3%
9,950,000	Allen County, OH Hospital Facilities (Catholic Healthcare)[1]	5.000		06/01/2038	10,386,805
5,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125		06/01/2024	3,943,650
20,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.750		06/01/2034	14,892,600
3,960,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875		06/01/2030	3,079,969
2,347,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.504	[3]	06/01/2052	32,271,250
1,315,000	Butler County, OH Hsg. (Anthony Wayne Apartments)[1]	6.500		09/01/2030	987,394
4,495,000	Centerville, OH Health Care (Bethany Lutheran Village)[1]	6.000		11/01/2038	4,343,698
19,805,000	Cleveland, OH Airport (Continental Airlines)[1]	5.700		12/01/2019	19,219,762
1,500,000	Cleveland-Cuyahoga County, OH Port Authority (St. Clarence)[1]	6.250		05/01/2038	1,296,660
500,000	Columbus-Franklin County, OH Finance Authority, Series A1	6.000		05/15/2035	510,960
10,425,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)[1]	7.500		01/01/2030	10,489,322
7,500,000	Grove City, OH Tax Increment Financing[1]	5.375		12/01/2031	7,109,700
1,450,000	Hancock County, OH Hospital (BVRHC/BVHF Obligated Group)[1]	6.250		12/01/2034	1,657,597
4,500,000	Hickory Chase, OH Community Authority Infrastructure Improvement[1]	7.000		12/01/2038	2,922,930
125,000	Lake County, OH Hospital Facilities (Lake Hospital System)[1]	5.750		08/15/2038	129,995
710,000	Lorain County, OH Port Authority (Alumalloy LLC)[1]	6.000		11/15/2025	654,535
48 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Ohio Continued
$5,500,000	Miami University, OH1	5.000%	09/01/2036	$6,207,245
10,000,000	Montgomery County, OH (Miami Valley Hospital)[5]	5.750	11/15/2023	12,314,500
11,890,000	OH Air Quality Devel. Authority (Fostoria Ethanol)[1]	8.500	02/01/2020	8,379,834
12,170,000	OH Air Quality Devel. Authority (Marion Ethanol)[1]	8.500	02/01/2020	8,577,173
50,000	OH Environmental Facilities (Ford Motor Company)[1]	5.750	04/01/2035	50,146
2,250,000	OH Higher Education Facility Commission (Ashland University)[1]	6.250	09/01/2024	2,326,770
2,050,000	OH Port Authority of Columbiana Solid Waste (A&L Salvage)[2]	14.500	07/01/2028	—
16,320,000	OH Port Authority of Columbiana Solid Waste (Apex Environmental)[1]	7.250	08/01/2034	13,630,627
14,000,000	OH Solid Waste Disposal (General Motors Corp.)[2]	6.300	12/01/2032	140
19,515,000	OH Solid Waste Disposal (USG Corp.)[1]	5.600	08/01/2032	14,558,971
13,910,000	OH Solid Waste Disposal (USG Corp.)[1]	5.650	03/01/2033	10,417,060
6,640,000	OH Solid Waste Disposal (USG Corp.)[1]	6.050	08/01/2034	5,204,166
45,000	Pike County, OH Hospital Facilities (Pike Health Services)	7.000	07/01/2022	41,409
1,955,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)[1]	5.400	11/01/2036	1,194,173
3,415,000	Warren County, OH Port Authority (Corridor 75 Park)[1]	7.500	12/01/2034	3,399,701

				200,198,742
Oklahoma—0.7%
1,700,000	Ardmore, OK Devel. Authority (Airpark Increment District)[1]	5.750	11/01/2022	1,716,354
1,500,000	Atoka County, OK Healthcare Authority (Atoka Memorial Hospital)[1]	6.625	10/01/2037	1,343,445
5,000,000	Grady County, OK Criminal Justice Authority[11]	7.000	11/01/2041	5,024,100
50,000	OK Ordnance Works Authority Sewer & Solid Waste Disposal Facilities (Ralston Purina Group)[1]	6.500	09/01/2026	50,118
1,500,000	Oklahoma City, OK Industrial & Cultural Facilities (Aero Obligated Group)[1]	6.750	01/01/2023	1,399,380
2,850,000	Oklahoma County, OK Finance Authority (Var-Sail Assoc.)[1]	5.250	12/01/2041	2,945,048
38,980,000	Tulsa, OK Municipal Airport Trust (American Airlines)[4]	7.750	06/01/2035	29,908,185

				42,386,630
Oregon—0.0%
15,000	Lane County, OR Hsg. Authority & Community Services (Firewood)[1]	6.600	11/01/2015	15,036
795,000	OR Facilities Authority (Concordia University)[1]	6.125	09/01/2030	837,477
50,000	Port Astoria, OR Pollution Control (James River)[1]	6.550	02/01/2015	50,059
510,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)[1]	5.000	01/01/2021	479,512

				1,382,084
49 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Pennsylvania—1.1%
$1,500,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750%		07/01/2031	$1,501,515
1,300,000	Luzerne County, PA IDA[1]	7.500		12/15/2019	1,316,744
500,000	Luzerne County, PA IDA[1]	7.750		12/15/2027	511,520
24,937,498	PA EDFA (Bionol Clearfield)[2]	8.500		07/15/2015	17,045,279
5,000,000	PA EDFA (National Gypsum Company)[1]	6.250		11/01/2027	4,452,650
2,100,000	PA EDFA (Northampton Generating)[2]	6.500		01/01/2013	1,259,580
10,950,000	PA EDFA (Northampton Generating)[2]	6.600		01/01/2019	6,627,597
11,500,000	PA Geisinger Authority Health System, Series A5	5.250		06/01/2039	12,508,090
2,700,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875		11/15/2016	2,700,297
3,500,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875		11/15/2021	3,462,515
4,000,000	PA HEFA (Shippensburg University)[1]	6.250		10/01/2043	4,228,400
2,000,000	Philadelphia, PA GO1	6.000		08/01/2036	2,316,280
2,000,000	Philadelphia, PA GO1	6.500		08/01/2041	2,415,780
95,000	Philadelphia, PA H&HEFA (Temple University Hospital)[1]	6.625		11/15/2023	95,063
6,000,000	York, PA GO1	7.250		11/15/2041	6,507,240

					66,948,550
Rhode Island—1.7%
45,000,000	Central Falls, RI Detention Facility[1]	7.250		07/15/2035	36,096,750
45,000	RI Health & Educational Building Corp. (Roger Williams General Hospital)[1]	5.500		07/01/2018	43,144
20,000	RI Health & Educational Building Corp. (Roger Williams Medical Center)[1]	5.500		07/01/2028	17,256
11,655,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[5]	5.200		10/01/2047	11,870,748
52,090,000	RI Tobacco Settlement Financing Corp. (TASC)	6.125	[3]	06/01/2052	629,247
27,675,000	RI Tobacco Settlement Financing Corp. (TASC)[1]	6.250		06/01/2042	27,675,000
42,825,000	RI Tobacco Settlement Financing Corp. (TASC)	7.868	[3]	06/01/2052	427,394
25,605,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.125		06/01/2032	25,626,764

					102,386,303
South Carolina—0.7%
1,375,000	Allendale County, SC School District Energy Savings Special Obligation[1]	8.500		12/01/2018	1,490,583
15,000	Georgetown County, SC Environmental Improvement (International Paper Company)[1]	6.250		09/01/2023	15,018
7,032,000	Hardeeville, SC Assessment Revenue (Anderson Tract Municipal Improvement District)[1]	7.750		11/01/2039	6,248,635
800,000	Myrtle Beach, SC Tax Increment (Myrtle Beach Air Force Base)[1]	5.250		11/01/2026	685,960
2,000,000	Myrtle Beach, SC Tax Increment (Myrtle Beach Air Force Base)[1]	5.300		11/01/2035	1,601,600
50 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

South Carolina Continued
$16,196,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)[1]	6.200%		11/01/2036	$14,100,723
200,000	SC Connector 2000 Assoc. Toll Road, Series B	6.300	[3]	01/01/2026	20,314
7,620,000	SC Connector 2000 Assoc. Toll Road, Series B	6.4533		01/01/2020	1,076,249
8,500,000	SC Connector 2000 Assoc. Toll Road, Series B	6.621	[3]	01/01/2024	956,165
50,000	SC Jobs-EDA (JDAM/LH/Franke Home/LS Obligated Group)[1]	5.650		05/01/2018	49,999
1,400,000	SC Jobs-EDA (Palmetto Health)[1]	5.750		08/01/2039	1,521,030
10,000,000	SC Public Service Authority[1]	5.000		12/01/2036	11,340,800

					39,107,076
South Dakota—0.6%
1,000,000	Lower Brule, SD Sioux Tribe, Series B1	5.500		05/01/2019	832,640
33,765,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	6.500		06/01/2032	34,721,225
1,425,000	Turner County, SD Tax Increment[1]	5.000		12/15/2026	1,234,079

					36,787,944
Tennessee—0.3%
35,000	Blount County, TN H&EFB (Asbury)[1]	4.750		04/01/2012	35,048
1,760,000	Johnson City, TN H&EFB (Mountain States Health Alliance)[1]	5.500		07/01/2036	1,803,155
8,890,000	Memphis, TN HE&HFB (NH/Mendenhall Hsg./Highland Hsg./NTH/VH Obligated Group)	5.750		04/01/2042	6,819,163
215,000	Memphis-Shelby County, TN Airport Authority (Express Airlines)[1]	6.125		12/01/2016	201,971
7,870,000	Metropolitan Knoxville, TN Airport Authority (Northwest Airlines)[1]	8.000		04/01/2032	7,904,943
485,000	Shelby County, TN HE&HF (Lapaloma Apartments)[1]	7.750		12/01/2029	406,120

					17,170,400
Texas—15.9%
13,500,000	Alliance Airport Authority, TX (American Airlines)[2]	5.750		12/01/2029	3,516,885
230,000	Beaumont, TX Multifamily HDC (Madison on the Lake Apartments)[1]	7.750		12/01/2028	184,591
80,000	Bexar County, TX HFC (American Opportunity Hsg.)[1]	7.500		01/01/2013	77,689
980,000	Bexar County, TX HFC (American Opportunity Hsg.)[1]	8.000		01/01/2031	701,964
1,130,000	Bexar County, TX HFC (American Opportunity Hsg.- Nob Hill Apartments)[2]	8.500		06/01/2031	338,955
970,000	Bexar County, TX HFC (Doral Club)[1]	8.750		10/01/2036	680,678
200,000	Bexar County, TX HFC (Honey Creek LLC)[2]	8.000		04/01/2030	88,020
100,000	Bexar County, TX HFC (Honey Creek LLC)[2]	9.000		04/01/2030	19,759
1,460,000	Bexar County, TX HFC (Perrin Square)[2]	9.750		11/20/2031	438,088
51 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Texas Continued
$41,315,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	5.000%	03/01/2041	$6,206,339
13,500,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	5.400	05/01/2029	2,162,970
2,345,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.300	07/01/2032	375,435
14,080,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750	04/01/2038	10,675,174
11,420,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750	10/01/2038	2,058,112
10,000,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	7.700	03/01/2032	1,827,600
28,120,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	7.700	04/01/2033	5,137,805
16,530,000	Cambridge, TX Student Hsg. (Cambridge Student Hsg. Devel.)[1]	7.000	11/01/2039	17,320,795
190,000	Cass County, TX IDC (International Paper Company)[1]	6.600	03/15/2024	190,735
6,880,000	Central Texas Regional Mobility Authority[1]	6.250	01/01/2046	7,384,786
750,000	Clifton, TX Higher Education Finance Corp. (Idea Public Schools)[1]	5.750	08/15/2041	787,598
6,370,000	Dallas-Fort Worth, TX International Airport[5]	5.000	11/01/2035	6,372,743
15,000	Dallas-Fort Worth, TX International Airport[1]	5.750	11/01/2030	15,030
48,630,000	Dallas-Fort Worth, TX International Airport Facility (American Airlines)[2]	6.375	05/01/2035	12,787,259
305,000	Dallas-Fort Worth, TX International Airport Facility (American Airlines)[2]	8.250	11/01/2036	80,166
22,100,000	Dallas-Fort Worth, TX International Airport Facility Improvement Corp.[2]	9.000	05/01/2029	5,810,090
45,945,000	Dallas-Fort Worth, TX International Airport Facility Improvement Corp.[2]	9.125	05/01/2029	12,075,265
2,115,000	Danbury, TX Higher Education Finance Corp. (Island Foundation)[1]	6.250	02/15/2036	1,927,103
240,000	Decatur, TX Hospital Authority (Wise Regional Health System)[1]	5.625	09/01/2013	241,512
22,950,000	Donna, TX GO1	6.250	02/15/2037	20,611,625
46	El Paso, TX HFC (Single Family)[1]	6.180	04/01/2033	48
50,000	Gainesville, TX Hsg. Authority[1]	6.800	12/01/2020	49,752
935,000	Grapevine, TX IDC (Air Cargo)[1]	6.500	01/01/2024	875,356
25,000	Gulf Coast, TX IDA (Citgo Petroleum Corp.)[1]	7.500	05/01/2025	25,386
11,238,709	Gulf Coast, TX IDA (Microgy Holdings)[2]	7.000	12/01/2036	108,341
20,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.) [1]	8.000	04/01/2028	20,049
150,000	Gulf Coast, TX Waste Disposal Authority (Valero Energy Corp.)[1]	5.700	04/01/2032	150,020
52 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Texas Continued
$3,225,000	Harris County, TX Cultural Education Facilities Finance Corp. (Space Center Houston)[1]	7.000%	08/15/2028	$3,466,682
1,750,000	HFDC of Central TX (Legacy at Willow Bend Retirement Community)[1]	5.625	11/01/2026	1,655,395
2,750,000	HFDC of Central TX (Legacy at Willow Bend Retirement Community)[1]	5.750	11/01/2036	2,463,450
2,000,000	HFDC of Central TX (Lutheran Social Services of the South)[1]	6.875	02/15/2032	2,000,560
7,940,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	5.700	07/15/2029	7,536,172
7,290,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	5.700	07/15/2029	6,919,231
14,940,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	6.125	07/15/2017	14,854,244
20,245,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	6.125	07/15/2027	19,702,839
18,755,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	6.125	07/15/2027	18,252,741
100,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	7.000	07/01/2029	100,521
3,520,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	7.375	07/01/2022	3,544,957
2,000,000	Houston, TX Airport System[1]	5.000	07/01/2024	2,245,680
1,210,000	Houston, TX Airport System[1]	5.000	07/01/2025	1,350,384
555,000	Houston, TX Airport System[1]	5.000	07/01/2026	611,449
815,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500	05/15/2031	901,683
440,000	Houston, TX IDC (Air Cargo)[1]	6.375	01/01/2023	410,951
11,400,000	Houston, TX Utility System[1]	5.000	11/15/2033	13,078,308
10,000,000	La Vernia, TX Higher Education Finance Corp.[1]	7.125	02/15/2038	10,852,600
1,945,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[1]	6.000	07/01/2032	1,532,174
1,800,000	Maverick County, TX GO COP[1]	8.750	03/01/2034	1,803,978
6,110,000	Maverick County, TX GO COP[1]	8.750	03/01/2034	6,037,535
610,000	Midlothian, TX Devel. Authority Tax Increment[1]	5.125	11/15/2026	583,136
750,000	Newark, TX Cultural Education Facilities Finance Corp.[1]	7.250	08/15/2021	791,168
3,855,000	Newark, TX Cultural Education Facilities Finance Corp.[1]	8.250	08/15/2031	4,074,311
8,605,000	Newark, TX Cultural Education Facilities Finance Corp.[1]	8.500	08/15/2041	9,094,452
38,000,000	North Central TX HFDC (Children’s Medical Center)[5]	5.750	08/15/2039	42,460,820
55,610,000	North TX Tollway Authority[5]	5.500	09/01/2041	64,425,297
20,000,000	North TX Tollway Authority[1]	5.750	01/01/2048	22,430,800
5,920,000	North TX Tollway Authority[1]	5.750	01/01/2048	6,639,517
53 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Texas Continued
$100,000	Northwest Harris County, TX Municipal Utility District (Waterworks & Sewer)[1]	6.100%		04/01/2012	$100,268
4,381,454	Sabine Neches, TX HFC (Single Family Mtg.)[5]	5.430	[6]	12/01/2039	4,939,408
4,100,000	Sabine, TX River Authority Pollution Control (TXU Electric Company)	6.150		08/01/2022	657,558
1,800,000	Sabine, TX River Authority Pollution Control (TXU Electric Company)	6.450		06/01/2021	288,468
10,000,000	San Jacinto, TX Community College District[5]	5.125		02/15/2038	10,933,900
5,510,000	Springhill, TX Courtland Heights Public Facility Corp.	5.850		12/01/2028	3,372,175
14,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[5]	5.750		11/15/2024	16,478,840
34,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[5]	6.250		11/15/2029	40,020,040
3,750,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community)[1]	5.750		11/15/2037	3,646,538
13,500,000	Tarrant County, TX Health Facilities Devel. Corp. (Cook Childrens Medical Center)[5]	5.000		12/01/2033	14,564,340
1,600,000	Travis County, TX HFDC (Querencia Barton Creek)[1]	5.650		11/15/2035	1,424,960
2,495,000	Trinity, TX River Authority (TXU Energy Company)	6.250		05/01/2028	399,649
20,500,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)[1]	7.750		10/01/2037	20,439,935
6,170,000	TX Affordable Hsg. Corp. (South Texas Affordable Properties Corp.)[2]	8.000		03/01/2032	1,239,121
34,600,000	TX Angelina & Neches River Authority (Aspen Power)[1]	6.500		11/01/2029	28,949,128
250,000	TX Angelina & Neches River Authority Waste Disposal (Temple-Inland)[1]	6.950		05/01/2023	257,000
11,000,000	TX GO (College Student Loan)[1]	5.000		08/01/2036	12,159,840
331,760,000	TX Municipal Gas Acquisition & Supply Corp.[5]	6.250		12/15/2026	386,813,063
1,000,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250		12/15/2026	1,165,960
1,600,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[1]	6.250		09/01/2036	1,500,912
635,000	TX Student Hsg. Corp. (University of North Texas)[1]	6.750		07/01/2021	488,728
200,000	TX Student Hsg. Corp. (University of North Texas)[1]	6.850		07/01/2031	144,070
2,115,000	Vintage Township, TX Public Facilities Corp.[1]	7.375		10/01/2038	2,098,355
751,000	Vintage Township, TX Public Facilities Corp.[1]	7.375		10/01/2038	745,090
2,920,000	Wise County, TX (Parket County Junior College District)[1]	7.500		08/15/2025	3,155,235
4,615,000	Wise County, TX (Parket County Junior College District)[1]	7.750		08/15/2028	5,008,198

					952,135,537
U.S. Possessions—4.1%
11,700,000	Guam Government Business Privilege[1]	5.125		01/01/2042	12,753,351
1,300,000	Guam Government Business Privilege[1]	5.250		01/01/2036	1,451,645
54 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

U.S. Possessions Continued
$1,500,000	Guam Government Department of Education COP (John F. Kennedy High School)[1]	6.625%	12/01/2030	$1,579,365
2,200,000	Guam Government Department of Education COP (John F. Kennedy High School)[1]	6.875	12/01/2040	2,325,158
500,000	Northern Mariana Islands Commonwealth, Series A1	6.750	10/01/2033	479,500
11,540,000	Puerto Rico Commonwealth GO1	5.750	07/01/2036	12,660,072
4,650,000	Puerto Rico Commonwealth GO1	6.500	07/01/2037	5,295,141
3,000,000	Puerto Rico Commonwealth GO1	6.500	07/01/2040	3,523,050
10,000,000	Puerto Rico Commonwealth GO1	6.500	07/01/2040	11,743,500
4,430,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2026	4,907,377
3,700,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2035	4,079,065
6,415,000	Puerto Rico Highway & Transportation Authority	5.300	07/01/2035	6,754,931
605,000	Puerto Rico Highway & Transportation Authority, Series H1	5.450	07/01/2035	646,406
3,000,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.000	07/01/2033	3,338,550
36,500,000	Puerto Rico Public Finance Corp., Series B1	5.500	08/01/2031	39,516,360
9,560,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.250	08/01/2027	10,840,562
37,610,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.250	08/01/2057	39,870,887
4,820,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2042	5,295,252
12,005,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.750	08/01/2037	13,457,965
15,890,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.250	08/01/2041	17,255,746
17,000,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.750	08/01/2057	19,097,460
10,175,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000	08/01/2039	11,680,595
17,015,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	4.700	07/01/2022	17,041,373

				245,593,311
Utah—0.2%
85,000	Emery County, UT Pollution Control (Pacificorp)[1]	5.625	11/01/2023	85,217
6,350,000	UT Charter School Finance Authority (Hawthorn Academy)[1]	8.250	07/15/2046	6,841,173
1,655,000	UT HFA (RHA Community Service of Utah)[1]	6.875	07/01/2027	1,655,314
1,315,000	Utah County, UT Charter School (Lincoln Academy)[1]	5.875	06/15/2037	1,133,491
825,000	Utah County, UT Charter School (Renaissance Academy)[1]	5.625	07/15/2037	699,633
4,425,000	West Valley City, UT Sewer (East Hollywood High School)[1]	5.625	06/15/2037	3,639,563

				14,054,391
Vermont—0.1%
280,000	Burlington, VT Electric[1]	5.500	07/01/2029	300,068
315,000	Burlington, VT Electric[1]	5.625	07/01/2030	338,067
230,000	Burlington, VT Electric[1]	5.750	07/01/2031	247,561
10,000	VT EDA (Wake Robin Corp.)[1]	6.000	03/01/2022	9,713
55 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Vermont Continued
$100,000	VT EDA (Wake Robin Corp.)[1]	6.300%		03/01/2033	$97,157
2,041,696	VT Educational & Health Buildings Financing Agency (Marlboro College)[1]	2.779		04/01/2019	1,931,444

					2,924,010
Virginia—1.1%
570,000	Bedford County, VA IDA (Georgia-Pacific Corp.)[1]	5.600		12/01/2025	571,721
1,875,000	Celebrate, VA North Community Devel. Authority Special Assessment[1]	6.750		03/01/2034	1,280,906
14,700,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.125		03/01/2036	9,034,620
9,200,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.450		03/01/2036	5,647,788
3,206,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.800		03/01/2036	1,966,015
4,000,000	Lewistown, VA Commerce Center Community Devel. Authority	6.050		03/01/2027	2,320,400
3,000,000	New Port, VA CDA[1]	5.600		09/01/2036	1,743,240
2,050,000	Norfolk, VA EDA, Series A1	6.000		11/01/2036	1,511,957
410,000	Norfolk, VA Redevel. & Hsg. Authority (First Mtg.-Retirement Community)[1]	6.125		01/01/2035	390,000
21,446,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	6.450		09/01/2037	20,073,242
5,200,000	VA Celebrate South CDA Special Assessment	6.250		03/01/2037	3,470,012
3,400,000	VA H2O Community Devel. Authority	5.200		09/01/2037	1,989,204
9,770,000	VA Small Business Financing Authority (Hampton Roads Proton)[1]	9.000		07/01/2039	10,384,435
228,700,000	VA Tobacco Settlement Authority	7.075	[3]	06/01/2047	5,406,468
2,500,000	West Point, VA IDA Solid Waste (Chesapeake Corp.)[2]	6.375		03/01/2019	49,325

					65,839,333
Washington—3.0%
25,000	King County, WA Hsg. Authority (Cascadian Apartments)[1]	6.800		07/01/2019	25,248
10,000	King County, WA Hsg. Authority (Kona Village)[1]	6.700		01/01/2020	10,005
125,000	King County, WA Hsg. Authority (Southwood Square Apartments)[1]	6.100		10/01/2021	125,003
725,000	King County, WA Hsg. Authority (Southwood Square Apartments)[1]	6.200		10/01/2031	700,191
25,000	King County, WA Hsg. Authority (Woodridge Park)[1]	6.250		05/01/2015	25,170
50,000	King County, WA Hsg. Authority (Woodridge Park)[1]	6.350		05/01/2025	50,242
1,750,000	Kitsap County, WA Consolidated Hsg. Authority[1]	5.500		06/01/2027	1,545,898
2,350,000	Kitsap County, WA Consolidated Hsg. Authority[1]	5.600		06/01/2037	2,023,867
56 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Washington Continued
$50,000	Kitsap County, WA Consolidated Hsg. Authority (Heritage Apartments)[1]	6.100%	10/01/2031	$43,970
36,900,000	Port of Seattle, WA5	5.000	10/01/2032	38,878,430
5,000,000	Port of Seattle, WA Special Facility (Northwest Airlines)[1]	7.125	04/01/2020	5,000,300
8,200,000	Port of Seattle, WA Special Facility (Northwest Airlines)[1]	7.250	04/01/2030	8,200,410
2,350,000	Snohomish County, WA Hsg. Authority (Westwood Crossing Apartments)[1]	5.250	05/01/2037	1,901,056
100,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[1]	5.100	09/01/2015	99,847
1,675,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[1]	5.600	09/01/2025	1,534,585
1,250,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[1]	5.750	09/01/2030	1,113,813
1,500,000	Tes Properties, WA5	5.500	12/01/2029	1,712,790
12,000,000	Tes Properties, WA5	5.625	12/01/2038	13,401,720
18,075,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[1]	6.375	10/01/2036	21,064,063
19,500,000	WA Health Care Facilities Authority (Peacehealth)[5]	5.000	11/01/2018	22,850,880
17,410,000	WA Health Care Facilities Authority (Peacehealth)[5]	5.000	11/01/2028	18,782,696
15,000,000	WA Health Care Facilities Authority (Seattle Childrens Hospital)[5]	5.625	10/01/2038	16,736,400
10,860,000	WA Kalispel Tribe Indians Priority District[1]	6.750	01/01/2038	9,098,291
14,285,000	WA Tobacco Settlement Authority (TASC)[1]	6.625	06/01/2032	14,863,543

				179,788,418
West Virginia—0.6%
3,000,000	Brooke County, WV (Bethany College)[1]	6.500	10/01/2031	3,213,450
4,500,000	Brooke County, WV (Bethany College)[1]	6.750	10/01/2037	4,821,660
13,435,000	Harrison County, WV Tax Increment (Charles Pointe)	7.000	06/01/2028	12,299,743
1,840,000	Harrison County, WV Tax Increment (Charles Pointe)[1]	7.000	06/01/2035	1,754,624
13,710,000	Harrison County, WV Tax Increment (Charles Pointe)	7.000	06/01/2035	11,983,637
3,045,000	WV Hospital Finance Authority (UTD Health System)[1]	5.500	06/01/2039	3,261,682

				37,334,796
Wisconsin—0.5%
560,000	Milwaukee, WI (Aero Milwaukee)[1]	6.500	01/01/2025	522,228
1,195,000	Milwaukee, WI (Air Cargo)[1]	7.500	01/01/2025	1,173,347
3,970,000	Necedah, WI Community Devel. Authority Exempt Facility (Castle Rock Renewable Fuels)[1]	7.500	03/01/2018	3,008,506
1,750,000	Sokaogon, WI Chippewa Community (Gaming)[2]	7.000	01/01/2026	787,518
1,800,000	Sokaogon, WI Chippewa Community (Gaming)[2]	8.250	01/01/2017	810,018
3,000,000	WI H&EFA (AE Nursing Centers)[1]	7.250	06/01/2038	3,070,770
10,000,000	WI H&EFA (AHCG/SVH/SVE Obligated Group)[5]	5.000	11/15/2033	10,868,700
57 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Wisconsin Continued
$55,000	WI H&EFA (Aurora Health Care)[1]	5.625%	02/15/2029	$55,156
750,000	WI H&EFA (Beloit College)[1]	6.125	06/01/2035	793,253
900,000	WI H&EFA (Beloit College)[1]	6.125	06/01/2039	949,167
1,000,000	WI H&EFA (Eastcastle Place)[1]	6.125	12/01/2034	616,420
70,000	WI H&EFA (Marshfield Clinic)[1]	6.250	02/15/2029	70,095
7,335,000	WI H&EFA (Wellington Homes)[1]	6.750	09/01/2037	7,037,639
2,385,000	WI H&EFA (Wisconsin Illinois Senior Hsg.)[1]	5.800	08/01/2029	2,287,167
660,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)[1]	7.000	07/01/2031	692,564

				32,742,548

Total Municipal Bonds and Notes (Cost $8,359,712,295)				7,285,161,513

Corporate Bonds and Notes—0.2%
11,507,954	Delta Air Lines, Inc., Sr. Unsec. Nts. [1,13] (Cost $11,392,875)	8.000	12/01/2015	11,102,183

Shares

Common Stocks—0.0%
555,065	Converted Organics, Inc.[9,13]			999
7,679	Delta Air Lines, Inc.[9,13]			81,013
59,830	General Motors Co.[9,13]			1,437,117

Total Common Stocks (Cost $9,860,298)				1,519,129

Preferred Stocks—0.0%
9,486	Converted Organics, Inc., Series A9,13 (Cost $9,486,000)			1,488

Units		Strike Price	Expiration

Rights, Warrants, and Certificates—0.0%
54,392	General Motors Co. Wts.[9,13]	$10.000	07/10/2016	822,951
54,392	General Motors Co. Wts.[9,13]	18.330	07/10/2019	567,852

Total Rights, Warrants, and Certificates (Cost $7,679,687)				1,390,803
Total Investments, at Value (Cost $8,398,131,155)—121.6%				7,299,175,116
Liabilities in Excess of Other Assets—(21.6)				(1,297,566,128)

Net Assets—100.0%				$6,001,608,988

58 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 6 of the accompanying Notes.

2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

3.	Zero coupon bond reflects effective yield on the date of purchase.

4.	This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

5.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 1 of the accompanying Notes.

6.	Represents the current interest rate for a variable or increasing rate security.

7.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,207,400 or 0.04% of the Fund’s net assets as of January 31, 2012.

9.	Non-income producing security.

10.	Restricted security. The aggregate value of restricted securities as of January 31, 2012 was $40,098,638, which represents 0.67% of the Fund’s net assets. See Note 5 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

IL Finance Authority (Monarch Landing)	6/16/09	$—	$21	$21
IL Finance Authority (Monarch Landing)	6/15/09-6/16/09	—	103	103
IL Finance Authority (Monarch Landing)	1/2/08	19,283	253	(19,030)
IL Finance Authority (Sedgebrook)	5/20/09	—	20	20
IL Finance Authority (Sedgebrook)	6/9/09	—	90	90
IL Finance Authority (Sedgebrook)	8/17/07-5/19/09	—	85	85
NY Liberty Devel. Corp. (Bank of America Tower)	7/23/10-3/4/11	37,405,132	40,098,066	2,692,934

		$37,424,415	$40,098,638	$2,674,223

11.	When-issued security or delayed delivery to be delivered and settled after January 31, 2012. See Note 1 of the accompanying Notes.

12.	Represents the current interest rate for an inverse floating rate security. See Note 1 of the accompanying Notes.

13.	Received as a result of a corporate action.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
59 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2012 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$15,860,307	$—	$15,860,307
Alaska	—	18,402,718	—	18,402,718
Arizona	—	116,171,894	—	116,171,894
Arkansas	—	5,959,949	—	5,959,949
California	—	1,123,603,322	—	1,123,603,322
Colorado	—	292,768,932	—	292,768,932
Connecticut	—	4,782,128	—	4,782,128
Delaware	—	6,450,035	—	6,450,035
District of Columbia	—	221,862,810	—	221,862,810
Florida	—	888,934,367	—	888,934,367
Georgia	—	97,622,429	—	97,622,429
Hawaii	—	7,806,599	—	7,806,599
Idaho	—	1,947,860	—	1,947,860
Illinois	—	445,844,998	572	445,845,570
Indiana	—	103,940,703	11,720,420	115,661,123
Iowa	—	129,198,858	—	129,198,858
Kansas	—	4,409,529	—	4,409,529
Kentucky	—	20,925,822	1,336	20,927,158
Louisiana	—	89,816,049	—	89,816,049
Maine	—	18,268,642	—	18,268,642
Maryland	—	18,259,981	—	18,259,981
Massachusetts	—	129,475,384	—	129,475,384
Michigan	—	254,586,211	—	254,586,211
Minnesota	—	51,357,043	—	51,357,043
Mississippi	—	14,552,010	—	14,552,010
Missouri	—	99,027,463	—	99,027,463
Montana	—	7,367,303	—	7,367,303
Multi States	—	4,480,320	—	4,480,320
Nebraska	—	41,534,938	—	41,534,938
Nevada	—	8,934,080	—	8,934,080
New Hampshire	—	7,350,053	—	7,350,053
New Jersey	—	499,880,513	—	499,880,513
New Mexico	—	18,478,464	—	18,478,464
New York	—	392,934,575	—	392,934,575
North Carolina	—	70,520,213	—	70,520,213
North Dakota	—	3,342,610	—	3,342,610
Ohio	—	200,198,742	—	200,198,742
Oklahoma	—	42,386,630	—	42,386,630
Oregon	—	1,382,084	—	1,382,084
Pennsylvania	—	66,948,550	—	66,948,550
Rhode Island	—	102,386,303	—	102,386,303
60 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value: Continued
Municipal Bonds and Notes Continued
South Carolina	$—	$39,107,076	$—	$39,107,076
South Dakota	—	36,787,944	—	36,787,944
Tennessee	—	17,170,400	—	17,170,400
Texas	—	952,135,537	—	952,135,537
U.S. Possessions	—	245,593,311	—	245,593,311
Utah	—	14,054,391	—	14,054,391
Vermont	—	2,924,010	—	2,924,010
Virginia	—	65,839,333	—	65,839,333
Washington	—	179,788,418	—	179,788,418
West Virginia	—	37,334,796	—	37,334,796
Wisconsin	—	32,742,548	—	32,742,548
Corporate Bonds and Notes	—	11,102,183	—	11,102,183
Common Stocks	1,519,129	—	—	1,519,129
Preferred Stocks	—	—	1,488	1,488
Rights, Warrants, and Certificates	1,390,803	—	—	1,390,803

Total Assets	$2,909,932	$7,284,541,368	$11,723,816	$7,299,175,116

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

			Change in	Accretion/
			unrealized	(amortization)		Value as of
	Value as of	Realized	appreciation/	of premium/		January 31,
	July 29, 2011[1]	gain (loss)	depreciation	discount[2]	Sales	2012

Assets Table
Investments, at Value:
Municipal Bonds
Illinois	$572	$—	$(2,376)	$2,376	$—	$572
Indiana	12,067,868	(7,166)	354,783	(65)	(695,000)	11,720,420
Kentucky	1,336	—	—	—	—	1,336
Minnesota	634	—	(634)	—	—	—
Pennsylvania	9	(568,779)	568,770	—	—	—
Texas	36,844,800	(1,089,224)	1,535,200	—	(37,290,776)	—
Preferred Stock	547,224	—	(545,736)	—	—	1,488

Total Assets	$49,462,443	$(1,665,169)	$1,910,007	$2,311	$(37,985,776)	$11,723,816

1.	July 29, 2011 represent the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

2.	Included in net investment income.
61 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to level 3 investments still held at January 31, 2012 includes:

Change in unrealized
appreciation/depreciation

Muncipal Bonds and Notes
Illinois	$(2,376)
Indiana	354,783
Preferred Stocks	(545,736)

Total	$(193,329)

See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ABH	Adventist Bolingbrook Hospital
ACMC	Advocate Condell Medical Center
AE	American Eagle
AG	Allegheny General Hospital
AGH	Adventist Glenoaks Hospital
AH	Ascension Health
AHCG	Ascension Health Credit Group
AHCN	Advocate Health Care Network
AH&HC	Advocate Health & Hospitals Corp.
AHSGA	Adventist Health System-Georgia
ANSHN	Advocate North Side Health Network
ARC	Assoc. of Retarded Citizens
AUS	Allegheny United Hospital
BHI	Baptist Homes of Indiana
BVHF	Blanchard Valley Health Foundation
BVRHC	Blanchard Valley Regional Health Center
CAB	Capital Appreciation Bond
CDA	Communities Devel. Authority
CDHA	Central Dupage Hospital Association
CDHS	Central Dupage Health System
CFGH	Central Florida Group Homes
CMH	Copley Memorial Hospital
COP	Certificates of Participation
CSAHS	The Sisters of Charity of St. Augustine Health System
DA	Dormitory Authority
DRIVERS	Derivative Inverse Tax Exempt Receipts
EBC	Engel Berman Corp.
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HF	Higher Educational and Housing Facilities
HE&HFA	Higher Education and Health Facilities Authority
HE&HFB	Health Educational and Housing Facility Board
HEFA	Higher Education Facilities Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HUHS	Hahnemann University Hospital System
IDA	Industrial Devel. Agency
IDC	Industrial Devel. Corp.
IFPCFA	Industrial Facilities and Pollution Control Financing Authority
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
JGCCF	Jewish Geriatric & Convalescent Center Foundation
KGC	Kuakini Geriatric Care
KHS	Kuakini Health System
KMC	Kuakini Medical Center
KSS	Kuakini Support Services
L.I.	Long Island
LH	Lowman Home
LS	Lutheran Services
MCP	Medical College Of Pennsylvania
62 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
NH	Northgate Housing
NTH	North Terrace Housing
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PHC	Piedmont Healthcare
PHF	Piedmont Hospital Foundation
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center
RHA	Resource Healthcare of America
RITES	Residual Interest Tax Exempt Securities
ROLs	Residual Option Longs
RUMC	Rush University Medical Center
Res Rec	Resource Recovery Facility
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SVE	St. Vincent’s East
SVH	Saint Vincent’s Hospital
TASC	Tobacco Settlement Asset-Backed Bonds
TYW	The YMCA of Wichita
UHHS	University Hospitals Health System
V.I.	United States Virgin Islands
VH	Village Housing
VS	Village Shalom
VSCF	Village Shalom Charitable Foundation
WSREC	West Suburban Recycling and Energy Corp.
63 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited
January 31, 2012

Assets
Investments, at value (cost $8,398,131,155)—see accompanying statement of investments	$7,299,175,116
Cash	2,134,935
Receivables and other assets:
Interest	99,775,771
Shares of beneficial interest sold	26,216,559
Investments sold	17,578,592
Other	499,846

Total assets	7,445,380,819
Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	1,309,300,000
Payable on borrowings (See Note 6)	77,800,000
Investments purchased (including $27,540,000 purchased on a when-issued or delayed delivery basis)	36,302,394
Shares of beneficial interest redeemed	9,076,743
Dividends	8,753,563
Trustees’ compensation	710,978
Distribution and service plan fees	671,375
Transfer and shareholder servicing agent fees	269,325
Shareholder communications	201,247
Interest expense on borrowings	29,288
Other	656,918

Total liabilities	1,443,771,831
Net Assets	$6,001,608,988

Composition of Net Assets
Paid-in capital	$9,491,566,711

Accumulated net investment income	13,730,666

Accumulated net realized loss on investments	(2,404,732,350)

Net unrealized depreciation on investments	(1,098,956,039)

Net Assets	$6,001,608,988

64 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $3,940,339,342 and 552,715,030 shares of beneficial interest outstanding)	$7.13
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$7.49

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $157,912,979 and 22,069,914 shares of beneficial interest outstanding)	$7.16

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,527,925,125 and 214,910,106 shares of beneficial interest outstanding)	$7.11

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $375,431,542 and 52,703,348 shares of beneficial interest outstanding)	$7.12
See accompanying Notes to Financial Statements.
65 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended January 31, 2012

Investment Income
Interest	$239,789,719
Other income	2,522

Total investment income	239,792,241
Expenses
Management fees	10,732,394
Distribution and service plan fees:
Class A	2,865,813
Class B	699,109
Class C	6,659,049
Transfer and shareholder servicing agent fees:
Class A	1,112,634
Class B	125,987
Class C	566,113
Class Y	82,208
Shareholder communications:
Class A	87,577
Class B	10,932
Class C	44,212
Class Y	940
Interest expense and fees on short-term floating rate notes issued (See Note 1)	9,425,090
Borrowing fees and reverse repurchase agreement fees	3,377,519
Interest expense on borrowings and reverse repurchase agreement fees	90,574
Trustees’ compensation	53,401
Custodian fees and expenses	26,599
Administration service fees	750
Other	1,223,290

Total expenses	37,184,191
Less waivers and reimbursements of expenses	(3,042)

Net expenses	37,181,149
Net Investment Income	202,611,092
Realized and Unrealized Gain (Loss)
Net realized loss on investments	(126,227,668)
Net change in unrealized appreciation/depreciation on investments	315,495,142
Net Increase in Net Assets Resulting from Operations	$391,878,566

See accompanying Notes to Financial Statements.
66 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2012	July 29,
	(Unaudited)	2011[1]

Operations
Net investment income	$202,611,092	$464,306,482
Net realized loss	(126,227,668)	(713,965,519)
Net change in unrealized appreciation/depreciation	315,495,142	452,559,457

Net increase in net assets resulting from operations	391,878,566	202,900,420
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(150,136,011)	(335,370,538)
Class B	(5,345,408)	(13,440,285)
Class C	(52,024,991)	(113,380,710)
Class Y	(9,673,755)	(3,413,910)

	(217,180,165)	(465,605,443)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(142,645,546)	(493,023,518)
Class B	(9,028,692)	(55,101,037)
Class C	3,629,568	(173,696,335)
Class Y	191,557,291	164,319,295

	43,512,621	(557,501,595)
Net Assets
Total increase (decrease)	218,211,022	(820,206,618)
Beginning of period	5,783,397,966	6,603,604,584

End of period (including accumulated net investment income of $13,730,666 and $28,299,739, respectively)	$6,001,608,988	$5,783,397,966

1.	July 29, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
67 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF CASH FLOWS Unaudited
For the Six Months Ended January 31, 2012

Cash Flows from Operating Activities
Net increase in net assets from operations	$391,878,566
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(475,292,331)
Proceeds from disposition of investment securities	418,789,031
Short-term investment securities, net	55,388,737
Premium amortization	2,146,950
Discount accretion	(30,367,104)
Net realized loss on investments	126,227,668
Net change in unrealized appreciation/depreciation on investments	(315,495,142)
Change in assets:
Decrease in interest receivable	2,715,583
Decrease in other assets	1,007,470
Increase in receivable for securities sold	(14,364,561)
Change in liabilities:
Increase in payable for securities purchased	32,133,411
Increase in other liabilities	103,767

Net cash provided by operating activities	194,872,045
Cash Flows from Financing Activities
Proceeds from bank borrowings	562,700,000
Payments on bank borrowings	(528,400,000)
Payments on short-term floating rate notes issued	(19,825,000)
Payments on reverse repurchase agreements	(10,000,000)
Proceeds from shares sold	942,343,717
Payments on shares redeemed	(1,080,188,888)
Cash distributions paid	(60,091,392)

Net cash used in financing activities	(193,461,563)
Net increase in cash	1,410,482
Cash, beginning balance	724,453

Cash, ending balance	$2,134,935

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $155,050,280.
Cash paid for interest on bank borrowings and reverse repurchase agreements—$70,435.
Cash paid for interest on short-term floating rate notes issued—$9,425,090.
See accompanying Notes to Financial Statements.
68 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS

	Six Months	Year	Year
	Ended	Ended	Ended
	January 31, 2012	July 29,	July 30,		Year Ended July 31,
Class A	(Unaudited)	2011[1]	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$6.92	$7.17	$5.90	$8.89	$12.43	$12.47

Income (loss) from investment operations:
Net investment income[2]	.25	.55	.57	.62	.70	.67
Net realized and unrealized gain (loss)	.23	(.25)	1.25	(2.98)	(3.57)	(.03)

Total from investment operations	.48	.30	1.82	(2.36)	(2.87)	.64

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.27)	(.55)	(.55)	(.63)	(.67)	(.68)

Net asset value, end of period	$7.13	$6.92	$7.17	$5.90	$8.89	$12.43

Total Return, at Net Asset Value[3]	7.13%	4.65%	31.39%	(26.44)%	(23.62)%	5.16%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,940,339	$3,969,090	$4,651,798	$3,408,946	$4,503,510	$5,886,284

Average net assets (in thousands)	$3,827,943	$4,149,509	$4,393,199	$3,338,722	$4,903,394	$4,813,462

Ratios to average net assets:[4]
Net investment income	7.30%	8.07%	8.04%	9.89%	6.70%	5.23%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings and reverse repurchase agreements	0.63%	0.64%	0.59%	0.62%	0.57%	0.57%
Interest and fees from borrowings and reverse repurchase agreements	0.12%	0.11%	0.27%	1.01%	0.22%	0.06%
Interest and fees on short-term floating rate notes issued[5]	0.33%	0.35%	0.39%	1.34%	1.25%	0.84%

Total expenses	1.08%	1.10%	1.25%	2.97%	2.04%	1.47%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.08%	1.10%	1.25%	2.97%	2.04%	1.47%

Portfolio turnover rate	6%	18%	16%	20%	37%	6%

1.	July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
69 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS Continued

	Six Months	Year	Year
	Ended	Ended	Ended
	January 31, 2012	July 29,	July 30,		Year Ended July 31,
Class B	(Unaudited)	2011[1]	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$6.94	$7.19	$5.92	$8.91	$12.46	$12.50

Income (loss) from investment operations:
Net investment income[2]	.22	.50	.51	.57	.62	.57
Net realized and unrealized gain (loss)	.24	(.26)	1.25	(2.99)	(3.58)	(.02)

Total from investment operations	.46	.24	1.76	(2.42)	(2.96)	.55

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.24)	(.49)	(.49)	(.57)	(.59)	(.59)

Net asset value, end of period	$7.16	$6.94	$7.19	$5.92	$8.91	$12.46

Total Return, at Net Asset Value[3]	6.79%	3.75%	30.18%	(27.02)%	(24.27)%	4.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$157,913	$162,309	$226,466	$212,745	$356,192	$586,763

Average net assets (in thousands)	$154,136	$186,637	$237,875	$232,793	$458,627	$587,412

Ratios to average net assets:[4]
Net investment income	6.42%	7.21%	7.23%	8.99%	5.86%	4.49%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings and reverse repurchase agreements	1.50%	1.49%	1.46%	1.46%	1.38%	1.35%
Interest and fees from borrowings and reverse repurchase agreements	0.12%	0.11%	0.27%	1.01%	0.22%	0.06%
Interest and fees on short-term floating rate notes issued[5]	0.33%	0.35%	0.39%	1.34%	1.25%	0.84%

Total expenses	1.95%	1.95%	2.12%	3.81%	2.85%	2.25%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.95%	1.95%	2.12%	3.81%	2.85%	2.25%

Portfolio turnover rate	6%	18%	16%	20%	37%	6%

1.	July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
70 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

	Six Months	Year	Year
	Ended	Ended	Ended
	January 31, 2012	July 29,	July 30,		Year Ended July 31,
Class C	(Unaudited)	2011[1]	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$6.90	$7.15	$5.89	$8.87	$12.41	$12.45

Income (loss) from investment operations:
Net investment income[2]	.22	.50	.51	.57	.62	.57
Net realized and unrealized gain (loss)	.23	(.25)	1.25	(2.97)	(3.57)	(.02)

Total from investment operations	.45	.25	1.76	(2.40)	(2.95)	.55

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.24)	(.50)	(.50)	(.58)	(.59)	(.59)

Net asset value, end of period	$7.11	$6.90	$7.15	$5.89	$8.87	$12.41

Total Return, at Net Asset Value[3]	6.74%	3.86%	30.27%	(26.98)%	(24.26)%	4.38%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,527,925	$1,479,323	$1,725,341	$1,254,144	$1,658,830	$2,125,327

Average net assets (in thousands)	$1,468,668	$1,545,519	$1,617,761	$1,215,913	$1,800,637	$1,756,797

Ratios to average net assets:[4]
Net investment income	6.52%	7.30%	7.26%	9.09%	5.93%	4.47%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings and reverse repurchase agreements	1.41%	1.41%	1.37%	1.40%	1.34%	1.33%
Interest and fees from borrowings and reverse repurchase agreements	0.12%	0.11%	0.27%	1.01%	0.22%	0.06%
Interest and fees on short-term floating rate notes issued[5]	0.33%	0.35%	0.39%	1.34%	1.25%	0.84%

Total expenses	1.86%	1.87%	2.03%	3.75%	2.81%	2.23%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.86%	1.87%	2.03%	3.75%	2.81%	2.23%

Portfolio turnover rate	6%	18%	16%	20%	37%	6%

1.	July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective 2011 and 2010 fiscal years. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
71 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS Continued

	Six Months	Period
	Ended	Ended
	January 31, 2012	July 29,
Class Y	(Unaudited)	2011[1]

Per Share Operating Data
Net asset value, beginning of period	$6.91	$6.90

Income (loss) from investment operations:
Net investment income[2]	.25	.36
Net realized and unrealized gain	.23	.02

Total from investment operations	.48	.38

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.27)	(.37)

Net asset value, end of period	$7.12	$6.91

Total Return, at Net Asset Value[3]	7.21%	6.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$375,432	$172,676

Average net assets (in thousands)	$243,170	$62,327

Ratios to average net assets:[4]
Net investment income	7.38%	8.02%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings and reverse repurchase agreements	0.49%	0.48%
Interest and fees from borrowings and reverse repurchase agreements	0.12%	0.12%
Interest and fees on short-term floating rate notes issued[5]	0.33%	0.35%

Total expenses	0.94%	0.95%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.94%	0.95%

Portfolio turnover rate	6%	18%

1.	For the period from November 29, 2010 (inception of offering) to July 29, 2011, which represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
72 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Rochester National Municipals (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek a high level of current income exempt from federal income taxes for individual investors by investing in a diversified portfolio of high-yield municipal securities. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Previous Annual Periods. The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
73 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. As of January 31, 2012, the Manager determined the fair valuation of certain municipal bonds,
74 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

which do not trade in the market, based on internally developed cash flow models and information about the anticipated sale of the underlying properties. The Manager determined the fair valuation of certain convertible preferred stock, which does not trade in the market, with internally developed models based on the equity value, the conversion ratio and a discount for illiquidity. The Manager determined the fair valuation of certain municipal bonds based on the residual value of final future payments, interest coverage tests and, or, debt coverage tests received from an independent pricing service. Such investments have been classified as Level 3 instruments.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of January 31, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions

Purchased securities	$27,540,000
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. These securities entail leverage, and their interest rate varies inversely at a multiple of the change in short-term interest rates. As short term interest rates rise, inverse floating rate securities produce less current income. The value of such securities is also more volatile than comparable fixed rate securities.
     An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund purchases and subsequently transfers a fixed rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”)
75 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.
     Because holders of the short term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying bond paid to the Fund is inversely related the rate of interest on the short term floating rate securities.
     Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short term floating rate securities. Through the exercise of either of these rights, the Fund can terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating
76 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

rate security held by the Fund for a corresponding additional principal amount of short term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.
     The Fund’s investments in inverse floating rate securities involve certain risks. The value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate municipal bond having a similar credit quality and maturity, and should be expected to be more volatile than a direct investment in the related underlying municipal bond because of the effect of leverage provided by the related short term floating rate securities. An inverse floating rate security can be expected to underperform fixed rate municipal bonds when the difference between long term and short term interest rates is decreasing (or is already small) or when long term interest rates are rising, but can be expected to outperform fixed rate municipal bonds when the difference between long term and short term interest rates is increasing (or is already large) or when long term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security generally receiving the proceeds of such sale only after the holders of the short term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.
     Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement may effectively make the Fund liable for the amount of the difference between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by
77 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2012, the Fund’s maximum exposure under such agreements is estimated at $1,037,005,000.
     When the Fund creates an inverse floating rate security in a tender option bond transaction by purchasing and subsequently transferring an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short term floating rate securities is recorded as interest expense. At January 31, 2012, municipal bond holdings with a value of $2,266,686,318 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $1,309,300,000 in short-term floating rate securities issued and outstanding at that date.
At January 31, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$860,000	CA Dept. of Veterans Affairs Home Purchase ROLs[3]	16.040%	12/1/28	$871,791
4,400,000	CA GO ROLs[3]	11.904	12/1/36	4,647,940
7,555,000	CA Golden State Tobacco Securitization Corp. ROLs[3]	6.746	6/1/47	44,937,694
3,855,000	CA Health Facilities Financing Authority ROLs[3]	17.813	7/1/39	5,379,421
5,550,000	CA Health Facilities Financing Authority ROLs[3]	8.011	11/15/42	5,874,953
12,000,000	CA Health Facilities Financing Authority ROLs[3]	8.450	11/15/46	13,040,160
5,000,000	CA Infrastructure and Economic Devel. (Sanford Consortium) RITES	7.912	5/15/40	6,013,900
2,500,000	CA Statewide CDA ROLs[3]	8.876	8/15/34	2,626,750
3,000,000	CA Statewide CDA ROLs[3]	9.094	8/15/42	3,156,120
2,615,000	Cerritos, CA Community College District DRIVERS	15.995	8/1/33	4,053,459
78 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$16,250,000	Chicago, IL GO ROLs[3]	8.520%	1/1/33	$18,291,325
1,595,000	Dallas-Fort Worth, TX International Airport ROLs[3]	14.727	11/1/35	1,597,743
11,000,000	Desert, CA Community College District[3]	11.581	8/1/37	13,227,170
2,525,000	Detroit, MI City School District ROLs[3]	18.774	5/1/29	4,367,341
13,995,000	Detroit, MI Sewer Disposal System ROLs[3]	1.439	7/1/32	2,860,998
5,000,000	District of Columbia GO ROLs[3]	7.934	4/1/43	5,337,700
2,500,000	District of Columbia GO ROLs[3]	7.934	4/1/35	2,934,100
9,265,000	District of Columbia GO ROLs[3]	7.932	4/1/43	9,890,573
4,675,000	Douglas County, NE Hospital Authority ROLs[3]	19.132	11/1/48	6,886,976
14,530,000	Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated Group) DRIVERS	7.929	6/15/29	17,329,931
6,865,000	Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated Group) DRIVERS	8.363	6/15/37	7,882,805
1,445,000	Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated Group) DRIVERS	7.917	6/15/29	1,722,960
5,000,000	Grossmont, CA Union High School District ROLs[3]	12.789	8/1/45	7,346,450
11,750,000	Highlands County, FL Health Facilities Authority ROLs[3]	8.371	11/15/36	12,991,035
6,670,000	IL Finance Authority (Advocate Health Care) DRIVERS	12.821	4/1/44	8,385,791
5,790,000	IL Finance Authority (Advocate Health Care) DRIVERS	12.504	4/1/44	7,102,304
3,670,000	IL Finance Authority (Advocate Health Care) DRIVERS	12.490	4/1/44	4,500,815
3,335,000	IL Finance Authority (Advocate Health Care) DRIVERS	12.495	4/1/44	4,090,277
2,935,000	IL Finance Authority (Advocate Health Care) DRIVERS	12.494	4/1/44	3,599,660
1,670,000	IL Finance Authority (AH&HC/ANSHN/ ACMC/AHCN Obligated Group)	12.478	4/1/44	2,047,637
6,250,000	IL Finance Authority (CDHS/CDHA Obligated Group) DRIVERS	8.798	11/1/39	7,440,125
2,500,000	IL Finance Authority (CDHS/CDHA Obligated Group) DRIVERS	8.580	11/1/39	2,921,000
20,000,000	IL Metropolitan Pier & Exposition Authority ROLs[3]	8.886	6/15/50	23,240,400
3,500,000	KY EDFA (Baptist Healthcare System) ROLs[3]	16.506	8/15/24	5,708,220
8,500,000	Lakeland, FL Energy System DRIVERS	8.313	10/1/36	12,407,110
7,985,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	16.242	5/15/30	11,366,168
79 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1.	Significant Accounting Policies Continued

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$1,250,000	Los Angeles, CA Dept. of Water & Power DRIVERS	15.101%	7/1/34	$1,805,950
13,440,000	Los Angeles, CA Unified School District DRIVERS	7.928	7/1/30	15,330,336
2,750,000	Los Angeles, CA Unified School District ROLs[3]	14.719	7/1/32	3,803,470
1,835,000	Los Angeles, CA Unified School District ROLs[3]	15.329	1/1/34	2,581,258
2,640,000	Los Angeles, CA Unified School District ROLs[3]	15.335	1/1/34	3,713,635
2,190,000	Los Angeles, CA Unified School District ROLs[3]	15.160	1/1/34	3,080,629
7,500,000	Los Angeles, CA Unified School District ROLs[3]	15.349	7/1/32	10,373,100
6,365,000	MA Educational Financing Authority ROLs[3]	15.679	1/1/30	8,669,639
3,825,000	MA HFA ROLs[3]	11.024	6/1/49	4,048,227
3,010,000	MA HFA ROLs[3]	11.257	12/1/49	3,114,387
8,895,000	MA HFA ROLs[3]	8.664	12/1/42	9,836,447
16,695,000	MA HFA ROLs[3]	11.734	7/1/25	17,247,271
9,775,000	Metropolitan Washington D.C. Airport Authority ROLs[3]	11.518	10/1/32	10,990,912
4,035,000	Metropolitan Washington D.C. Airport Authority, Series B DRIVERS	11.320	10/1/34	4,305,305
12,500,000	MI Finance Authority ROLs[3]	8.114	12/1/33	14,065,000
6,660,000	MI Hospital Finance Authority (McLaren Health Care Corp.) DRIVERS	7.849	8/1/35	6,962,098
5,000,000	Miami-Dade County, FL Aviation ROLs[3]	11.521	10/1/40	5,556,650
2,500,000	Miami-Dade County, FL School Board ROLs[3]	15.920	2/1/27	3,805,300
2,500,000	Miami-Dade County, FL School Board ROLs[3]	15.049	2/1/27	3,649,400
12,500,000	Miami-Dade County, FL School Board ROLs[3]	16.356	2/1/34	17,623,500
2,500,000	Montgomery County, OH (Miami Valley Hospital) DRIVERS	17.724	11/15/23	4,814,500
2,885,000	Newport Beach, CA GO ROLs[3]	15.342	12/1/24	3,509,891
3,420,000	NJ EDA ROLs[3]	11.281	9/1/24	5,234,755
60,560,000	NJ Tobacco Settlement Financing Corp. ROLs[3]	5.247	6/1/29	47,325,823
3,300,000	NJ Transportation Trust Fund Authority ROLs[3]	11.285	12/15/23	5,597,493
9,500,000	North Central Texas HFDC (Children’s Medical Center) DRIVERS	17.724	8/15/39	13,960,820
27,805,000	North TX Tollway Authority ROLs[3]	8.886	9/1/41	36,620,297
18,695,000	NY Liberty Devel. Corp. ROLs[3]	8.330	1/15/44	21,413,066
3,240,000	NYC Municipal Water Finance Authority ROLs[3]	18.286	6/15/40	5,443,362
7,290,000	NYC Transitional Finance Authority ROLs[3]	7.870	2/1/30	9,755,915
9,065,000	NYC Transitional Finance Authority ROLs[3]	7.872	2/1/35	11,622,418
2,875,000	PA Geisinger Authority Health System, Series A DRIVERS	15.987	6/1/39	3,883,090
80 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$7,720,000	Peralta, CA Community College District DRIVERS	7.927%	8/1/35	$8,333,508
3,100,000	Pima County, AZ IDA ROLS[3]	16.656	7/1/39	3,974,944
12,500,000	Port Authority NY/NJ, 166th Series DRIVERS	8.363	7/15/36	16,494,500
11,070,000	Port of Seattle, WA Special Facilities ROLs[3]	12.764	10/1/32	13,048,430
3,670,000	Puerto Rico Sales Tax Financing Corp. DRIVERS	12.165	8/1/57	4,331,701
4,250,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	17.406	8/1/57	6,347,460
8,875,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	12.147	8/1/57	10,474,186
2,925,000	RI Hsg. & Mtg. Finance Corp. ROLs[3]	16.106	10/1/47	3,140,748
1,187,000	Sabine Neches, TX HFC (Single Family Mtg.) ROLs	15.288	12/1/39	1,649,408
9,335,000	San Francisco, CA Bay Area Toll Authority ROLs[3]	12.308	4/1/47	11,842,381
2,500,000	San Jacinto, TX Community College District ROLs[3]	15.184	2/15/38	3,433,900
3,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	17.363	11/15/24	5,978,840
8,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	19.106	11/15/29	14,520,040
6,750,000	Tarrant County, TX Health Facilities Devel. Corp. (Cook Children’s Medical Center) DRIVERS	7.929	12/1/33	7,814,340
375,000	Tes Properties, WA DRIVERS	16.856	12/1/29	587,790
3,000,000	Tes Properties, WA DRIVERS	17.290	12/1/38	4,401,720
110,625,000	TX Municipal Gas Acquisition & Supply Corp. ROLs[3]	12.354	12/15/26	165,683,063
4,355,000	WA Health Care Facilities Authority (Peacehealth) DRIVERS	14.661	11/1/28	5,727,696
5,000,000	WA Health Care Facilities Authority (Seattle Children’s Hospital/Seattle Children’s Healthcare System Obligated Group)	13.152	10/1/38	6,736,400
4,875,000	WA Health Care Facilities Authority ROLs[3]	14.899	11/1/18	8,225,880
5,670,000	Wayne County, MI Airport Authority ROLs[3]	11.515	12/1/29	6,431,027
3,645,000	Wayne County, MI Airport Authority ROLs[3]	11.517	12/1/29	4,134,232
8,335,000	Wayne County, MI Airport Authority ROLs[3]	11.519	12/1/29	9,453,724
3,335,000	Wayne County, MI Airport Authority ROLs[3]	11.516	12/1/34	3,692,179
1,875,000	Westminster, CA Redevel. Agency Tax Allocation ROLs[3]	19.556	11/1/39	3,383,475
3,750,000	Westminster, CA Redevel. Agency Tax Allocation ROLs[3]	17.813	11/1/45	5,853,300
5,000,000	WI H&EFA ROLs[3]	8.004	11/15/33	5,868,700

				$957,386,318

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2.	Represents the current interest rate for the inverse floating rate security.

3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.
81 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.
     The Fund may expose up to 35% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short term floating rate securities that are related to the inverse floating rate securities from time to time held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $1,309,300,000 or 17.59% of its total assets as of January 31, 2012.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of January 31, 2012 is as follows:

Cost	$845,927,176
Market Value	$326,772,321
Market Value as a % of Net Assets	5.44%
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
82 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

During the fiscal year ended July 29, 2011, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. Details of the capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

Expiring

2014	$187,364
2016	81,480,187
2017	566,789,505
2018	915,944,693
2019	35,463,515
No expiration	773,954,621

$2,373,819,885

Capital losses with no expiration will be carried forward to future years if not offset by gains in the remaining six months of the Fund’s fiscal year. When increased by capital loss carryforwards in existence at July 29, 2011, the Fund had estimated capital loss carryforwards of $1,599,865,264 expiring in 2019 and $773,954,621, which will not expire. During the six months ended January 31, 2012, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$7,065,035,735 [1]

Gross unrealized appreciation	$592,408,795
Gross unrealized depreciation	(1,759,466,578)

Net unrealized depreciation	$(1,167,057,783)

1.	The Federal tax cost of securities does not include cost of $1,401,197,164, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan
83 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2012, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$9,875
Payments Made to Retired Trustees	54,400
Accumulated Liability as of January 31, 2012	364,049
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
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Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2012		Year Ended July 29, 2011[1]
	Shares	Amount	Shares	Amount

Class A
Sold	79,377,254	$547,281,843	174,837,734	$1,189,348,314
Dividends and/or distributions reinvested	15,728,298	108,321,054	29,980,327	204,080,360
Redeemed	(116,359,274)	(798,248,443)	(279,864,047)	(1,886,452,192)

Net decrease	(21,253,722)	$(142,645,546)	(75,045,986)	$(493,023,518)

Class B
Sold	1,764,683	$12,209,458	3,931,229	$27,120,677
Dividends and/or distributions reinvested	574,412	3,970,202	1,173,415	8,012,346
Redeemed	(3,657,972)	(25,208,352)	(13,208,670)	(90,234,060)

Net decrease	(1,318,877)	$(9,028,692)	(8,104,026)	$(55,101,037)

Class C
Sold	18,651,545	$128,191,897	40,166,268	$275,191,255
Dividends and/or distributions reinvested	5,255,326	36,098,540	9,982,619	67,768,179
Redeemed	(23,483,960)	(160,660,869)	(76,950,092)	(516,655,769)

Net increase (decrease)	422,911	$3,629,568	(26,801,205)	$(173,696,335)

85 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended January 31, 2012		Year Ended July 29, 2011[1]
	Shares	Amount	Shares	Amount

Class Y
Sold	39,119,773	$269,612,830	26,073,100	$171,623,150
Dividends and/or distributions reinvested	967,514	6,660,484	453,856	3,063,279
Redeemed	(12,369,232)	(84,716,023)	(1,541,663)	(10,367,134)

Net increase	27,718,055	$191,557,291	24,985,293	$164,319,295

1.	For the year ended July 29, 2011, for Class A, Class B and Class C shares, and for the period from November 29, 2010 (inception of offering) to July 29, 2011, for Class Y shares.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2012, were as follows:

	Purchases	Sales

Investment securities	$475,292,331	$418,789,031
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Next $10 billion	0.35
Over $11 billion	0.34
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2012, the Fund paid $1,870,907 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
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Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.15% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2011 were as follows:

Class B	$13,692,502
Class C	37,294,841
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor

January 31, 2012	$664,755	$161,962	$153,801	$76,602
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the six months ended January 31, 2012, the Manager reimbursed the Fund $3,042 for legal costs and fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to October 1, 2011. Effective October 1, 2011, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Restricted Securities
As of January 31, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
     The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield.
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Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. The Agreement’s terms specifically limit individual borrowings of the Fund to $1.0 billion. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2212% as of January 31, 2012). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2012 equal 0.09% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of January 31, 2012, the Fund had borrowings outstanding at an interest rate of 0.2212%. Details of the borrowings for the six months ended January 31, 2012 are as follows:

Average Daily Loan Balance	$68,026,577
Average Daily Interest Rate	0.225%
Fees Paid	$1,543,474
Interest Paid	$55,907
7. Reverse Repurchase Agreements
The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.
     The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Reverse Repurchase Agreements Continued
the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended January 31, 2012 are included in expenses on the Fund’s Statement of Operations and equal 0.03% of the Fund’s average net assets on an annualized basis.
     The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.
Details of reverse repurchase agreement transactions for the six months ended January 31, 2012 are as follows:

Average Outstanding Daily Balance	$760,870
Average Daily Interest Rate	1.688%
Fees Paid	$631,344
Interest Paid	$14,528
8. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds — including the Fund — advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain putative class action lawsuits involving two Defendant
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Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. On September 30, 2011, the court entered orders and final judgments approving the settlements as fair, reasonable and adequate. Those orders are not subject to further appeal. These settlements do not resolve other outstanding lawsuits relating to Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund, nor do the settlements affect certain other putative class action lawsuits pending in federal court against the Manager, the Distributor, the Fund and other Defendant Funds and their independent trustees.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust challenging a settlement reached in 2010 between the Manager, its subsidiary and the Distributor and the board of the New Mexico section 529 college savings plan. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses. On September 9, 2011, the court denied plaintiffs’ request for a hearing to determine the fairness of the settlement, finding that plaintiffs lacked standing to pursue derivative claims on behalf of the Trust. On October 27, 2011, the parties to these actions filed a joint motion to dismiss the lawsuits with prejudice, which the court granted on October 28, 2011.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation Continued
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
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CREDIT ALLOCATION Unaudited
This table provides further information regarding the “Unrated” securities category shown in the “Credit Allocation-Credit Rating Breakdown” table located earlier in this report. The third column below titled “Unrated by a NRSRO; Internally Rated by the Manager” shows the credit allocation of Unrated securities as determined by the Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”). These internally rated securities are not rated by any nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s.
     The Manager determines the credit allocation of these securities using its own credit analysis to assign ratings using a rating scale or categories similar to that used by S&P. The Manager is not required to, and does not attempt to, employ the same credit analysis process, procedures or methodologies used by S&P or any other NRSRO in assigning a credit rating to an Unrated security. There can be no assurance, nor is it intended, that the Manager’s credit analysis process is consistent or comparable with the credit analysis process that would be used by S&P or any other NRSRO if it were to rate the same security. Securities rated investment-grade or above by the Manager may or may not be the equivalent to an investment grade or above rating assigned by an NRSRO. More information about the Manager’s internal credit analysis process for Unrated (or internally-rated) securities and securities ratings is contained in the Fund’s Prospectus and Statement of Additional Information.
     The second column below titled “NRSRO-Rated” shows the ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used.
     The credit allocations below are as of January 31, 2012 and are subject to change. The percentages are based on total assets and the market value of the Fund’s securities as of January 31, 2012 and are subject to change; market value does not include cash. AAA, AA, A, and BBB are investment-grade ratings.

		Unrated by
		a NRSRO;
		Internally
		Rated by
	NRSRO-Rated	the Manager	Total

AAA	7.6%	0.0%	7.6%
AA	26.6	0.5	27.1
A	5.9	0.2	6.1
BBB	7.5	5.3	12.8
BB or lower	16.2	30.2	46.4

Total	63.8%	36.2%	100.0%

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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
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     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Michael Camarella, and Charles Pulire, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load high yield municipal debt funds. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load high yield municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual and contractual management fees and total expenses were lower than its peer group median and average.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2012. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL-OPP (225-5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL-OPP (225-5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
97 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Daniel G. Loughran, Vice President
Scott S. Cottier, Vice President
Troy E. Willis, Vice President
Mark R. DeMitry, Vice President
Michael L. Camarella, Vice President
Charles S. Pulire, Vice President
Richard Stein, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OppenheimerFunds Services
Servicing Agent

Independent Registered	KPMG llp
Public Accounting Firm

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2012 OppenheimerFunds, Inc. All rights reserved.
98 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
99 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL-OPP (225-5677).
100 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Multi-State Municipal Trust

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	3/13/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	3/13/2012

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	3/13/2012